UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2004

Item 1. Reports to Stockholders

Fidelity®

Nasdaq Composite® Index

Fund

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Nasdaq® and Nasdaq Composite® are trademarks of The Nasdaq Stock Market, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other agency, and are subject to investment risks, including the possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	9.3	8.9
Intel Corp.	6.0	7.0
Cisco Systems, Inc.	5.0	5.1
Dell, Inc.	3.0	2.9
Amgen, Inc.	2.3	2.4
Oracle Corp.	1.9	2.0
eBay, Inc.	1.9	1.2
QUALCOMM, Inc.	1.8	1.1
Yahoo!, Inc.	1.4	0.9
Comcast Corp. Class A	1.3	1.4
	33.9
Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	50.8	50.3
Health Care	13.2	11.8
Consumer Discretionary	12.7	11.3
Financials	10.5	10.3
Industrials	5.5	5.0
Telecommunication Services	1.7	1.7
Consumer Staples	1.4	1.2
Materials	0.9	0.9
Energy	0.5	0.4
Utilities	0.1	0.2
Asset Allocation (% of fund's net assets)

To match the Nasdaq Composite® Index, Fidelity Nasdaq Composite Index Fund seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	467	$ 6,837
Decoma International, Inc. Class A (sub. vtg.)	949	8,957
Dura Automotive Systems, Inc. Class A (a)	661	6,253
Exide Technologies (a)	651	12,369
Gentex Corp.	2,049	77,862
Hayes Lemmerz International, Inc. (a)	832	11,007
Keystone Automotive Industries, Inc. (a)	491	13,503
LKQ Corp.	796	14,734
Modine Manufacturing Co.	979	29,517
Noble International Ltd.	308	8,886
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	613	3,071
R&B, Inc. (a)	314	5,888
Sports Resorts International, Inc. (a)	602	2,565
Strattec Security Corp. (a)	130	7,574
Tesma International, Inc. Class A (sub. vtg.)	483	12,066
Wescast Industries, Inc. Class A (sub. vtg.)	123	3,065
		224,154
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	770	15,662
Distributors - 0.0%
Noland Co.	246	10,524
Source Interlink Companies, Inc. (a)	352	3,696
		14,220
Hotels, Restaurants & Leisure - 1.5%
Ambassadors Group, Inc.	369	7,598
Ameristar Casinos, Inc.	743	24,400
Applebee's International, Inc.	1,285	48,702
Bob Evans Farms, Inc.	897	23,044
Buffalo Wild Wings, Inc.	531	15,824
California Pizza Kitchen, Inc. (a)	477	9,006
CBRL Group, Inc.	1,146	36,959
Chicago Pizza & Brewery, Inc. (a)	497	6,670
Churchill Downs, Inc.	483	18,296
Ctrip.com International Ltd. ADR	360	9,706
Empire Resorts, Inc. (a)	676	10,126
International Speedway Corp. Class A	639	29,809
Isle of Capri Casinos, Inc. (a)	837	16,221
Lakes Entertainment, Inc. (a)	998	12,335
Lone Star Steakhouse & Saloon, Inc.	829	21,057
Magna Entertainment Corp. Class A (a)	2,724	14,219
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MTR Gaming Group, Inc. (a)	1,009	$ 9,394
Multimedia Games, Inc. (a)	698	15,754
Navigant International, Inc. (a)	541	9,403
O'Charleys, Inc. (a)	757	13,785
Orbitz, Inc. Class A	509	10,307
P.F. Chang's China Bistro, Inc. (a)	795	35,982
Panera Bread Co. Class A (a)	941	32,672
Papa John's International, Inc. (a)	403	11,723
Penn National Gaming, Inc. (a)	1,334	39,993
Rare Hospitality International, Inc. (a)	851	21,769
Red Robin Gourmet Burgers, Inc. (a)	451	12,403
Ryan's Family Steak Houses, Inc. (a)	1,417	23,848
Scientific Games Corp. Class A (a)	1,952	36,151
Shuffle Master, Inc. (a)	636	21,287
Smith & Wollensky Restaurant Group, Inc. (a)	1,039	6,691
Sonic Corp. (a)	1,845	40,922
Starbucks Corp. (a)	10,471	425,541
Sunterra Corp. (a)	868	9,027
The Cheesecake Factory, Inc. (a)	1,341	52,326
Wynn Resorts Ltd. (a)	2,197	84,804
		1,217,754
Household Durables - 0.4%
Bassett Furniture Industries, Inc.	681	12,959
Craftmade International, Inc.	152	3,162
Dominion Homes, Inc. (a)	118	3,600
Dorel Industries, Inc. Class B (sub. vtg.) (a)	678	21,588
Flexsteel Industries, Inc.	620	13,404
Garmin Ltd.	2,762	95,897
Helen of Troy Ltd. (a)	643	21,495
Hooker Furniture Corp.	696	14,901
Interface, Inc. Class A (a)	2,168	15,176
Kimball International, Inc. Class B	805	11,141
Lifetime Hoan Corp.	345	7,058
Palm Harbor Homes, Inc. (a)	739	13,997
Stanley Furniture Co., Inc.	312	12,907
Technical Olympic USA, Inc. (a)	697	22,687
Universal Electronics, Inc. (a)	1,066	15,713
		285,685
Internet & Catalog Retail - 3.5%
1-800-FLOWERS.com, Inc. Class A (a)	895	8,583
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Alloy, Inc. (a)	571	$ 2,861
Amazon.com, Inc. (a)	11,034	532,832
Blue Nile, Inc.	469	15,819
Coldwater Creek, Inc. (a)	821	21,847
Drugstore.com, Inc. (a)	2,140	9,930
eBay, Inc. (a)	17,727	1,574,158
Global Sources Ltd. (a)	990	11,029
GSI Commerce, Inc. (a)	1,095	8,979
Insight Enterprises, Inc. (a)	1,222	22,436
InterActiveCorp (a)	17,629	551,083
J. Jill Group, Inc. (a)	641	13,096
Netflix, Inc. (a)	1,475	48,705
Overstock.com, Inc. (a)	558	20,082
PC Mall, Inc. (a)	507	8,360
PetMed Express, Inc. (a)	710	6,035
Priceline.com, Inc. (a)	1,023	26,803
Provide Commerce, Inc.	585	13,607
Stamps.com, Inc.	989	13,065
ValueVision Media, Inc. Class A (a)	974	11,688
		2,920,998
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	607	13,991
Concord Camera Corp. (a)	341	1,054
Escalade, Inc.	304	5,545
JAKKS Pacific, Inc. (a)	1,033	18,367
Radica Games Ltd.	1,200	10,416
RC2 Corp. (a)	631	17,643
SCP Pool Corp.	1,172	47,173
		114,189
Media - 4.0%
ACME Communications, Inc. (a)	1,400	10,836
Alliance Atlantis Communications, Inc. Class B (non-vtg.) (a)	985	17,335
Beasley Broadcast Group, Inc. Class A (a)	213	3,263
Cadmus Communications Corp.	937	12,912
Carmike Cinemas, Inc.	461	16,873
Central European Media Enterprises Ltd. Class A (a)	1,068	23,250
Charter Communications, Inc. Class A (a)	7,693	29,618
Comcast Corp.:
Class A (a)	36,773	1,064,578
Class A (special) (a)	23,583	668,578
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Courier Corp.	196	$ 7,650
Crown Media Holdings, Inc. Class A (a)	1,947	17,620
Cumulus Media, Inc. Class A (a)	1,433	26,568
EchoStar Communications Corp. Class A (a)	6,808	218,945
Emmis Communications Corp. Class A (a)	1,450	31,610
Fisher Communications, Inc. (a)	203	10,249
Gemstar-TV Guide International, Inc. (a)	13,818	62,181
Grey Global Group, Inc.	32	24,160
Harris Interactive, Inc. (a)	1,659	12,343
IMAX Corp. (a)	1,147	6,403
Insight Communications, Inc. Class A (a)	1,187	11,348
Knology, Inc.	1,452	8,944
Lamar Advertising Co. Class A (a)	2,311	94,451
LodgeNet Entertainment Corp. (a)	799	15,796
MDC Partners, Inc. (a)	261	3,109
Mediacom Communications Corp. Class A (a)	3,456	27,994
Navarre Corp. (a)	871	10,713
New Frontier Media, Inc. (a)	353	2,754
Nexstar Broadcasing Group, Inc.	1,192	13,875
NTL, Inc. (a)	2,533	149,700
PanAmSat Corp. (a)	3,855	89,552
Pixar (a)	1,317	89,358
Radio One, Inc.:
Class A (a)	464	8,018
Class D (non-vtg.) (a)	2,352	40,643
Regent Communication, Inc. (a)	1,974	11,647
Reuters Group PLC sponsored ADR	707	28,252
Salem Communications Corp. Class A (a)	388	11,640
SBS Broadcasting SA (a)	665	20,848
Scholastic Corp. (a)	1,095	30,923
Sinclair Broadcast Group, Inc. Class A	1,042	11,514
Sirius Satellite Radio, Inc. (a)	33,862	101,586
Spanish Broadcasting System, Inc. Class A (a)	1,167	11,262
TiVo, Inc. (a)	2,475	18,835
UnitedGlobalCom, Inc. Class A (a)	10,108	74,496
Value Line, Inc.	422	16,340
WPP Group PLC sponsored ADR	550	27,499
XM Satellite Radio Holdings, Inc. Class A (a)	5,105	128,544
Young Broadcasting, Inc. Class A (a)	630	9,022
		3,333,635
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.3%
Conn's, Inc.	665	$ 11,345
Dollar Tree Stores, Inc. (a)	2,932	81,803
Fred's, Inc. Class A	897	18,855
Kmart Holding Corp. (a)	2,355	123,520
The Bon-Ton Stores, Inc.	406	5,193
Tuesday Morning Corp. (a)	988	28,207
		268,923
Specialty Retail - 2.3%
AC Moore Arts & Crafts, Inc. (a)	417	11,051
America's Car Mart, Inc. (a)	215	6,343
American Eagle Outfitters, Inc. (a)	1,888	54,676
bebe Stores, Inc. (a)	1,192	23,816
Bed Bath & Beyond, Inc. (a)	8,000	298,000
Big 5 Sporting Goods Corp. (a)	1,019	24,874
Brookstone Co., Inc. (a)	600	11,586
Building Material Holding Corp.	508	8,743
Cache, Inc. (a)	251	6,529
Casual Male Retail Group, Inc. (a)	1,489	10,125
Charlotte Russe Holding, Inc. (a)	658	12,166
Charming Shoppes, Inc. (a)	3,232	27,666
Cost Plus, Inc. (a)	570	18,747
Deb Shops, Inc.	763	18,304
Dress Barn, Inc. (a)	924	16,179
Electronics Boutique Holding Corp. (a)	801	22,076
Finish Line, Inc. Class A (a)	508	16,916
Galyan's Trading Co., Inc. (a)	652	6,553
Goody's Family Clothing, Inc.	1,432	17,098
Guitar Center, Inc. (a)	607	26,040
Gymboree Corp. (a)	738	10,767
Hibbett Sporting Goods, Inc. (a)	472	12,263
Hollywood Entertainment Corp. (a)	1,515	20,119
Hot Topic, Inc. (a)	1,140	24,635
Jos. A. Bank Clothiers, Inc. (a)	369	12,026
Kirkland's, Inc. (a)	622	7,309
Monro Muffler Brake, Inc. (a)	669	16,578
Movie Gallery, Inc.	667	12,400
O'Reilly Automotive, Inc. (a)	1,470	66,047
Pacific Sunwear of California, Inc. (a)	2,336	50,808
Party City Corp. (a)	552	8,109
PC Connection, Inc. (a)	1,121	8,598
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
PETCO Animal Supplies, Inc. (a)	1,688	$ 53,375
PETsMART, Inc.	3,754	116,712
Pomeroy IT Solutions, Inc.	627	7,975
Rent-A-Center, Inc. (a)	1,951	57,652
Restoration Hardware, Inc. (a)	463	3,107
Ross Stores, Inc.	3,788	99,208
Select Comfort Corp. (a)	1,096	29,702
Sharper Image Corp. (a)	290	8,178
Shoe Carnival, Inc. (a)	186	2,563
Stage Stores, Inc. (a)	511	19,224
Staples, Inc.	13,513	372,689
Stein Mart, Inc. (a)	1,359	19,624
Steiner Leisure Ltd. (a)	489	9,580
TBC Corp. (a)	632	16,046
The Children's Place Retail Stores, Inc. (a)	715	16,931
Tractor Supply Co. (a)	1,065	41,034
Trans World Entertainment Corp. (a)	1,445	14,421
Tweeter Home Entertainment Group, Inc. (a)	953	6,347
Urban Outfitters, Inc. (a)	1,090	59,863
West Marine, Inc. (a)	829	21,770
Wet Seal, Inc. Class A (a)	1,165	6,792
Wilsons Leather Experts, Inc. (a)	365	1,223
		1,871,163
Textiles Apparel & Luxury Goods - 0.3%
Cherokee, Inc.	583	13,409
Columbia Sportswear Co. (a)	1,112	60,159
Deckers Outdoor Corp. (a)	381	9,525
Fossil, Inc. (a)	1,985	47,164
Haggar Corp.	387	7,802
K-Swiss, Inc. Class A	810	16,200
Maxwell Shoe Co., Inc. Class A (a)	387	8,642
Oshkosh B'Gosh, Inc. Class A	639	14,422
Perry Ellis International, Inc. (a)	213	5,108
Quaker Fabric Corp.	1,024	8,161
Steven Madden Ltd. (a)	480	9,269
Tandy Brands Accessories, Inc.	905	12,163
Vans, Inc. (a)	702	14,328
Velcro Industries NV	901	11,929
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Warnaco Group, Inc. (a)	1,194	$ 23,796
Weyco Group, Inc.	303	10,029
		272,106
TOTAL CONSUMER DISCRETIONARY		10,538,489
CONSUMER STAPLES - 1.4%
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	234	13,003
MGP Ingredients, Inc.	548	19,536
Robert Mondavi Corp. Class A (a)	392	13,649
		46,188
Food & Staples Retailing - 1.0%
Arden Group, Inc. Class A	165	13,283
Casey's General Stores, Inc.	1,299	21,213
Central European Distribution Corp. (a)	346	10,477
Costco Wholesale Corp.	12,136	458,498
Fresh Brands, Inc.	466	3,850
Ingles Markets, Inc. Class A	1,118	11,851
Nash-Finch Co.	339	6,373
NeighborCare, Inc. (a)	1,342	40,260
Pathmark Stores, Inc. (a)	1,698	11,462
Performance Food Group Co. (a)	1,100	36,124
The Pantry, Inc. (a)	513	9,311
Topps Co., Inc.	1,768	15,329
United Natural Foods, Inc. (a)	1,106	27,971
Whole Foods Market, Inc.	1,483	127,538
Wild Oats Markets, Inc. (a)	1,044	14,146
		807,686
Food Products - 0.2%
Alico, Inc.	403	14,226
Bridgford Foods Corp.	433	3,334
Cal-Maine Foods, Inc.	426	5,879
Calavo Growers, Inc.	473	4,844
Central Garden & Pet Co. Class A (a)	527	19,589
Farmer Brothers Co.	310	8,854
Hain Celestial Group, Inc. (a)	942	16,673
J&J Snack Foods Corp. (a)	399	15,864
John B. Sanfilippo & Son, Inc. (a)	121	3,015
Lancaster Colony Corp.	908	36,347
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
Lance, Inc.	1,018	$ 15,525
Peet's Coffee & Tea, Inc. (a)	288	6,561
Riviana Foods, Inc.	359	9,420
Sanderson Farms, Inc.	528	24,288
SunOpta, Inc. (a)	1,281	10,359
		194,778
Household Products - 0.0%
WD-40 Co.	417	12,702
Personal Products - 0.1%
Chattem, Inc. (a)	571	15,177
Elizabeth Arden, Inc. (a)	1,005	22,150
First Years, Inc.	798	13,367
Inter Parfums, Inc.	544	13,692
Mannatech, Inc.	876	8,900
Nature's Sunshine Products, Inc.	995	14,826
USANA Health Sciences, Inc. (a)	427	11,888
		100,000
Tobacco - 0.0%
Star Scientific, Inc. (a)	3,889	11,978
TOTAL CONSUMER STAPLES		1,173,332
ENERGY - 0.5%
Energy Equipment & Services - 0.2%
Cal Dive International, Inc. (a)	1,236	34,719
Global Industries Ltd. (a)	3,345	18,197
Gulf Island Fabrication, Inc.	426	8,094
Gulfmark Offshore, Inc. (a)	656	8,823
Horizon Offshore, Inc. (a)	690	842
Hydril Co. (a)	678	19,499
Lufkin Industries, Inc.	263	7,956
Matrix Service Co. (a)	325	3,471
Patterson-UTI Energy, Inc.	2,198	67,391
Seabulk International, Inc. (a)	1,176	10,431
Tesco Corp. (a)	808	5,751
Torch Offshore, Inc. (a)	1,138	3,004
		188,178
Oil & Gas - 0.3%
APCO Argentina, Inc.	353	13,326
ATP Oil & Gas Corp. (a)	1,346	7,968
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Brigham Exploration Co. (a)	1,653	$ 14,085
Clayton Williams Energy, Inc. (a)	231	5,299
Crosstex Energy LP	394	10,094
Crosstex Energy, Inc.	376	15,747
Delta Petroleum Corp. (a)	1,193	15,938
Dorchester Minerals LP	602	10,686
Enterra Energy Trust	306	3,608
FX Energy, Inc. (a)	1,078	9,023
Golar LNG Ltd. (Nasdaq) (a)	1,299	17,588
Ivanhoe Energy, Inc. (a)	3,562	7,954
Knightsbridge Tankers Ltd.	368	7,930
Marine Petroleum Trust	369	11,070
Petroleum Development Corp. (a)	469	11,523
Petroquest Energy, Inc. (a)	2,202	8,147
Prima Energy Corp. (a)	637	24,270
Resource America, Inc. Class A	950	20,710
Syntroleum Corp. (a)	2,008	12,650
TC Pipelines LP	384	12,292
The Exploration Co. of Delaware, Inc. (a)	588	2,240
		242,148
TOTAL ENERGY		430,326
FINANCIALS - 10.5%
Capital Markets - 1.0%
American Capital Strategies Ltd.	1,901	50,814
Ameritrade Holding Corp. (a)	11,033	131,182
Capital Southwest Corp.	141	10,646
Gladstone Capital Corp.	658	13,226
Harris & Harris Group, Inc. (a)	432	6,480
Investors Financial Services Corp.	1,771	69,282
Knight Trading Group, Inc. (a)	3,049	34,942
MCG Capital Corp.	1,190	18,433
MFC Bancorp Ltd. (a)	203	3,593
Northern Trust Corp.	5,722	245,760
Sanders Morris Harris Group, Inc.	399	5,367
SEI Investments Co.	3,054	90,062
T. Rowe Price Group, Inc.	3,372	162,396
TradeStation Group, Inc. (a)	1,353	9,214
		851,397
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - 5.9%
1st Source Corp.	501	$ 11,373
ABC Bancorp	818	16,090
Alabama National Bancorp, Delaware	384	19,715
Alliance Financial Corp.	376	10,554
Amcore Financial, Inc.	600	17,442
American National Bankshares, Inc.	549	12,325
American River Holdings	538	11,352
AmericanWest Bancorp (a)	569	10,196
Arrow Financial Corp.	320	9,408
Associated Banc-Corp.	2,521	73,739
Banc Corp. (a)	804	5,499
BancFirst Corp.	180	10,258
Bank of Granite Corp.	778	15,070
Bank of the Ozarks, Inc.	400	9,680
BNC Bancorp	346	5,972
BOK Financial Corp.	1,290	49,343
Boston Private Financial Holdings, Inc.	584	13,368
BSB Bancorp, Inc.	335	11,641
Capital Bank Corp.	729	11,970
Capital City Bank Group, Inc.	232	9,020
Capital Corp. of the West	135	4,860
Cardinal Financial Corp. (a)	815	7,188
Cascade Bancorp	616	10,977
Cascade Financial Corp.	391	6,408
Cathay General Bancorp	532	33,596
Cavalry Bancorp, Inc.	710	10,693
CB Bancshares, Inc.	196	16,586
Center Bancorp, Inc.	525	6,164
Center Financial Corp., California	1,142	16,845
Central Coast Bancorp (a)	773	12,870
Century Bancorp, Inc. Class A (non-vtg.)	318	10,399
Chemical Financial Corp.	648	22,712
Chester Valley Bancorp, Inc.	351	7,178
Citizens Banking Corp.	987	29,600
City Holding Co.	275	8,256
CNB Financial Corp.	587	8,605
CNB Florida Bancshares, Inc.	290	6,673
CoBiz, Inc.	1,170	16,193
Colony Bankcorp, Inc.	267	5,674
Columbia Bancorp	413	11,853
Columbia Bancorp, Oregon	543	7,369
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Columbia Banking Systems, Inc.	724	$ 15,363
Commerce Bancshares, Inc.	1,572	73,177
Commercial Bankshares, Inc.	505	12,903
Community Bank of Northern Virginia	492	7,690
Community Banks, Inc.	418	11,612
Community First Bankshares, Inc.	972	31,201
Community Trust Bancorp, Inc.	317	9,881
Compass Bancshares, Inc.	3,062	128,757
CVB Financial Corp.	1,402	29,134
East West Bancorp, Inc.	511	31,002
Eastern Virgina Bankshares, Inc.	469	9,380
Exchange National Bancshares, Inc.	288	8,663
Farmers Capital Bank Corp.	357	11,588
Fidelity Southern Corp.	471	6,359
Fifth Third Bancorp	15,114	820,539
Financial Institutions, Inc.	425	9,537
First Bancorp, North Carolina	470	14,335
First Charter Corp.	756	15,831
First Citizen Bancshares, Inc.	209	24,244
First Citizens Banc Corp.	384	8,928
First Community Bancorp, California	408	14,810
First Community Bancshares, Inc.	357	9,639
First Financial Bancorp, Ohio	1,319	22,463
First Financial Bankshares, Inc.	311	12,611
First Financial Corp., Indiana	404	11,724
First Indiana Corp.	758	14,955
First M&F Corp.	258	8,537
First Merchants Corp.	459	11,030
First Midwest Bancorp, Inc., Delaware	903	30,928
First Oak Brook Bancshares, Inc.	529	15,341
First of Long Island Corp.	286	12,367
First South Bancorp, Inc., Virginia	528	13,211
First State Bancorp.	193	6,124
First United Corp.	372	7,797
Firstbank Corp., Michigan	423	11,231
FirstMerit Corp.	1,714	42,336
Flag Financial Corp.	932	11,650
FNB Corp., North Carolina	602	11,679
FNB Corp., Virginia	559	15,820
FNB Financial Services Corp.	597	11,045
Foothill Independent Bancorp	638	13,022
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Franklin Financial Corp., Tennessee	156	$ 4,976
Frontier Financial Corp., Washington	294	9,987
Fulton Financial Corp.	2,986	61,930
GB&T Bancshares, Inc.	183	4,990
German American Bancorp	686	11,127
Glacier Bancorp, Inc.	455	12,021
Gold Banc Corp., Inc.	957	15,676
Great Southern Bancorp, Inc.	209	11,645
Greater Bay Bancorp	1,331	38,213
Greater Community Bancorp	755	10,608
Greene County Bancshares, Inc.	456	9,553
Grupo Financiero Galicia SA sponsored ADR (a)	551	3,102
Hancock Holding Co.	882	24,237
Hanmi Financial Corp.	1,136	29,934
Harleysville National Corp., Pennsylvania	552	13,772
Heartland Financial USA, Inc.	717	12,548
Heritage Commerce Corp. (a)	1,051	14,914
Humboldt Bancorp	734	13,704
Huntington Bancshares, Inc.	5,761	130,602
IBERIABANK Corp.	124	7,263
Independent Bank Corp., Massachusetts	314	8,327
Independent Bank Corp., Michigan	385	9,752
Integra Bank Corp.	485	10,180
Interchange Financial Services Corp.	462	10,603
International Bancshares Corp.	875	46,218
Lakeland Bancorp, Inc.	772	12,159
Lakeland Financial Corp.	382	12,476
LNB Bancorp, Inc.	657	12,779
Local Financial Corp. (a)	162	3,530
LSB Bancshares, Inc.	666	10,150
Macatawa Bank Corp.	337	8,506
Main Street Banks, Inc.	516	13,653
MainSource Financial Group, Inc.	249	4,978
MB Financial, Inc.	689	23,212
MBT Financial Corp.	578	10,115
Mercantile Bank Corp.	185	6,027
Mercantile Bankshares Corp.	1,844	86,096
Merchants Bancshares, Inc.	325	8,291
Mid-State Bancshares	481	10,794
Midwest Banc Holdings, Inc.	779	17,831
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Nara Bancorp, Inc.	248	$ 7,633
National Bankshares, Inc.	194	7,799
National Penn Bancshares, Inc.	707	20,270
NBT Bancorp, Inc.	1,162	25,250
Northern States Financial Corp.	462	12,174
Oak Hill Financial, Inc.	296	9,428
Old Point Financial Corp.	300	9,027
Old Second Bancorp, Inc.	123	5,916
Omega Financial Corp.	420	13,852
Pacific Capital Bancorp	706	26,016
Patriot Bank Corp., Pennsylvania	534	15,016
Pennrock Financial Services Corp.	449	12,913
Penns Woods Bancorp, Inc.	301	13,109
Peoples Bancorp, Inc.	541	13,709
Pinnacle Financial Partners, Inc. (a)	510	8,058
Popular, Inc.	3,375	145,800
Premierwest Bancorp (a)	679	6,926
PrivateBancorp, Inc.	199	11,234
Prosperity Bancshares, Inc.	507	11,869
Provident Bankshares Corp.	750	21,638
Provident Financial Group, Inc.	1,153	46,166
Republic Bancorp, Inc.	1,939	25,769
Republic Bancorp, Inc. Class A	592	11,396
Republic First Bancorp, Inc. (a)	314	3,737
Riggs National Corp.	803	17,538
Royal Bancshares of Pennsylvania, Inc. Class A	462	10,552
Rurban Financial Corp. (a)	723	8,965
S&T Bancorp, Inc.	709	21,199
Sandy Spring Bancorp, Inc.	279	9,765
SCBT Financial Corp.	190	5,523
Seacoast Banking Corp., Florida	720	14,429
Second Bancorp, Inc.	253	8,076
Security Bank Corp., Georgia	370	11,933
Shore Bancshares, Inc.	159	4,691
Sierra Bancorp	727	11,050
Signature Bank, New York	640	16,026
Silicon Valley Bancshares (a)	856	31,989
Simmons First National Corp. Class A	562	13,539
Sky Financial Group, Inc.	2,177	55,862
Slade's Ferry Bancorp	647	11,258
South Financial Group, Inc.	1,422	39,190
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Southern Community Financial Corp.	910	$ 10,911
SouthTrust Corp.	8,639	292,603
Southwest Bancorp of Texas, Inc.	759	31,802
Southwest Bancorp, Inc., Oklahoma	811	13,884
State Financial Services Corp. Class A	495	14,068
Sterling Bancshares, Inc.	1,045	13,721
Sterling Financial Corp., Pennsylvania	587	14,787
Suffolk Bancorp	342	10,862
Summit Bancshares, Inc.	461	13,023
Sun Bancorp, Inc.	703	15,368
Sun Bancorp, Inc., New Jersey (a)	519	11,558
Susquehanna Bancshares, Inc., Pennsylvania	1,032	25,109
Taylor Capital Group, Inc.	570	13,178
Texas Capital Bancshares, Inc.	793	12,149
Texas Regional Bancshares, Inc. Class A	627	27,619
Trico Bancshares	224	4,090
Trustco Bank Corp., New York	2,134	27,550
Trustmark Corp.	1,226	34,022
UCBH Holdings, Inc.	1,109	42,075
UMB Financial Corp.	512	26,035
Umpqua Holdings Corp.	631	12,002
Union Bankshares Corp.	440	13,178
United Bankshares, Inc., West Virginia	780	24,336
United Community Banks, Inc., Georgia	942	22,297
United Financial Corp.	468	11,606
United Security Bancshares, Inc.	450	8,915
United Security Bancshares, California	454	10,124
Univest Corp. of Pennsylvania	375	18,638
Unizan Financial Corp.	626	16,138
Vail Banks, Inc.	294	3,675
Virginia Commerce Bancorp, Inc. (a)	187	5,320
Virginia Financial Group, Inc.	342	10,876
Washington Trust Bancorp, Inc.	617	15,518
Wayne Bancorp, Inc., Ohio	402	8,141
WesBanco, Inc.	451	12,421
West Bancorp., Inc.	782	12,465
West Coast Bancorp, Oregon	748	16,463
Westamerica Bancorp.	674	33,282
Westbank Corp.	580	10,921
Western Sierra Bancorp	411	12,001
Whitney Holding Corp.	834	36,254
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Wilshire State Bank, California (a)	278	$ 7,576
Wintrust Financial Corp.	456	21,669
Yadkin Valley Bank & Trust Co.	667	8,944
Yardville National Bancorp	458	11,519
Zions Bancorp	2,269	139,090
		4,883,710
Consumer Finance - 0.2%
ACE Cash Express, Inc. (a)	220	5,236
Advanta Corp.:
Class A	426	6,884
Class B	718	11,387
Asta Funding, Inc.	368	5,943
CompuCredit Corp. (a)	1,129	19,803
Credit Acceptance Corp. (a)	1,044	15,712
Education Lending Group, Inc. (a)	661	10,635
First Cash Financial Services, Inc. (a)	724	14,914
United Panam Financial Corp. (a)	805	11,673
WFS Financial, Inc. (a)	985	46,206
World Acceptance Corp. (a)	583	10,430
		158,823
Diversified Financial Services - 0.2%
Apollo Investment Corp.	1,250	16,663
California First National Bancorp	627	8,251
Encore Capital Group, Inc. (a)	911	13,884
eSpeed, Inc. Class A (a)	879	16,675
First Albany Companies, Inc.	714	7,476
Instinet Group, Inc. (a)	8,439	55,613
Marlin Business Services Corp.	759	12,258
Medallion Financial Corp.	1,687	12,872
Newtek Business Services, Inc. (a)	1,293	6,219
Quanta Capital Holdings Ltd. (a)	1,420	15,450
		165,361
Insurance - 1.2%
Alfa Corp.	2,118	28,911
American National Insurance Co.	632	59,288
American Physicians Capital, Inc. (a)	642	14,798
Arch Capital Group Ltd. (a)	835	32,214
Argonaut Group, Inc. (a)	707	12,288
Baldwin & Lyons, Inc. Class B	518	12,510
Ceres Group, Inc. (a)	686	4,267
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Cincinnati Financial Corp.	4,314	$ 184,424
Direct General Corp.	400	14,552
Donegal Group, Inc. Class A	627	13,154
EMC Insurance Group	582	11,803
Enstar Group, Inc. (a)	123	5,571
Erie Indemnity Co. Class A	1,571	71,575
FPIC Insurance Group, Inc. (a)	638	17,226
Harleysville Group, Inc.	974	18,399
Independence Holding Co.	375	12,319
Infinity Property & Casualty Corp.	406	12,667
IPC Holdings Ltd.	1,023	38,056
Kansas City Life Insurance Co.	310	11,780
Max Re Capital Ltd.	1,025	20,890
Millea Holdings, Inc. ADR	399	26,135
National Western Life Insurance Co. Class A (a)	73	10,669
Navigators Group, Inc. (a)	419	12,109
Ohio Casualty Corp. (a)	1,352	25,350
Philadelphia Consolidated Holding Corp. (a)	522	29,587
PMA Capital Corp. Class A	1,857	12,943
Presidential Life Corp.	1,433	24,246
SAFECO Corp.	3,525	147,874
Safety Insurance Group, Inc.	813	15,870
Selective Insurance Group, Inc.	624	22,545
State Auto Financial Corp.	1,138	34,663
The Midland Co.	389	10,161
Triad Guaranty, Inc. (a)	384	22,065
United Fire & Casualty Co.	199	11,015
United National Group Ltd. Class A	701	10,837
Universal American Financial Corp. (a)	1,700	18,615
USI Holdings Corp. (a)	1,088	16,744
		1,048,120
Real Estate - 0.2%
Avatar Holdings, Inc. (a)	197	8,242
California Coastal Communities, Inc. (a)	409	6,564
Capital Automotive (SBI)	944	25,960
Elbit Medical Imaging Ltd. (a)	1,441	10,577
Falcon Financial Investment Trust	1,079	8,200
Gladstone Commercial Corp.	718	11,668
Investors Real Estate Trust	1,872	18,346
Monmouth Real Estate Investment Corp. Class A	1,616	11,958
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Price Legacy Corp.	1,275	$ 23,409
Tarragon Realty Investors, Inc. (a)	588	8,232
		133,156
Thrifts & Mortgage Finance - 1.8%
Accredited Home Lenders Holding Co. (a)	487	14,610
Anchor BanCorp Wisconsin, Inc.	723	19,066
Bank Mutual Corp.	2,126	22,164
BankUnited Financial Corp. Class A (a)	773	20,168
Brookline Bancorp, Inc., Delaware	1,822	26,346
Camco Financial Corp.	727	10,418
Capital Crossing Bank (a)	141	8,939
Capitol Federal Financial	1,695	53,172
CFS Bancorp, Inc.	659	8,929
Charter Financial Corp.	640	21,626
Chesterfield Financial Corp.	489	14,181
Citizens First Bancorp, Inc.	183	4,103
Citizens South Banking Corp.	637	8,249
City Bank Lynnwood	482	15,520
Clifton Savings Bancorp, Inc.	630	7,812
Coastal Financial Corp.	973	13,875
Commercial Capital Bancorp, Inc. (a)	1,209	22,221
Corus Bankshares, Inc.	695	27,161
Dime Community Bancorp, Inc.	1,218	20,828
E-Loan, Inc. (a)	2,671	6,517
ESB Financial Corp.	608	7,709
EverTrust Financial Group, Inc.	657	12,785
FFLC Bancorp, Inc.	504	12,817
Fidelity Bankshares, Inc.	418	14,145
First Busey Corp.	355	9,688
First Defiance Financial Corp.	519	12,985
First Federal Bancshares of Arkansas, Inc.	569	11,494
First Federal Capital Corp.	642	17,424
First Federal Financial Corp., Kentucky	216	4,871
First Financial Holdings, Inc.	388	11,446
First Niagara Financial Group, Inc.	1,627	20,256
First Pactrust Bancorp, Inc.	609	13,124
First Place Financial Corp.	199	3,272
First SecurityFed Financial, Inc.	295	10,325
First Sentinel Bancorp, Inc.	666	13,906
Flushing Financial Corp.	759	13,290
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
FMS Financial Corp.	631	$ 10,727
Harbor Florida Bancshares, Inc.	661	18,554
Hawthorne Financial Corp. (a)	345	12,154
Heritage Financial Corp., Washington	289	5,477
HMN Financial, Inc.	448	11,258
Horizon Financial Corp.	760	13,999
Hudson City Bancorp, Inc.	4,857	173,832
Hudson River Bancorp, Inc.	832	14,502
Independence Community Bank Corp.	2,168	81,343
ITLA Capital Corp. (a)	89	3,569
KNBT Bancorp, Inc.	794	13,490
LSB Corp.	631	9,781
MAF Bancorp., Inc.	651	28,677
MASSBANK Corp.	367	12,214
MutualFirst Financial, Inc.	550	12,173
NASB Financial, Inc.	336	12,476
NetBank, Inc.	1,454	15,587
New Century Financial Corp.	1,018	44,395
NewAlliance Bancshares, Inc.	2,870	41,185
NewMil Bancorp, Inc.	413	11,254
Northeast Pennsylvania Financial Corp.	324	5,573
Northwest Bancorp, Inc.	1,131	25,153
OceanFirst Financial Corp.	531	11,841
Pamrapo Bancorp, Inc.	438	10,897
Partners Trust Financial Group, Inc.	313	7,105
Pennfed Financial Services, Inc.	169	5,117
People's Bank, Connecticut	2,331	74,545
Provident Bancorp, Inc., Delaware	1,578	16,474
Provident Financial Holdings, Inc.	315	7,844
PVF Capital Corp.	414	5,486
Quaker City Bancorp, Inc.	158	8,630
Riverview Bancorp, Inc.	510	10,603
Saxon Capital, Inc. (a)	758	18,093
Seacoast Financial Services Corp.	1,152	39,468
Severn Bancorp, Inc.	209	6,130
Sound Federal Bancorp, Inc.	572	7,407
Sterling Financial Corp., Washington (a)	581	18,534
TierOne Corp.	485	10,117
Timberland Bancorp, Inc.	452	10,034
United Community Financial Corp., Ohio	870	10,536
Warwick Community Bancorp, Inc.	256	7,859
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Federal, Inc.	1,717	$ 41,053
Waypoint Financial Corp.	950	26,030
Willow Grove Bancorp, Inc.	741	11,271
Wilshire Financial Services Group, Inc.	1,107	9,952
WSFS Financial Corp.	244	11,668
		1,499,509
TOTAL FINANCIALS		8,740,076
HEALTH CARE - 13.2%
Biotechnology - 7.5%
Abgenix, Inc. (a)	2,227	33,672
AEterna Laboratories, Inc. (sub. vtg.) (a)	754	6,092
Affymetrix, Inc. (a)	1,580	46,736
Albany Molecular Research, Inc. (a)	747	9,442
Alexion Pharmaceuticals, Inc. (a)	561	11,248
Alkermes, Inc. (a)	2,306	33,206
Amgen, Inc. (a)	34,841	1,905,803
Amylin Pharmaceuticals, Inc. (a)	2,341	51,877
Angiotech Pharmaceuticals, Inc. (a)	2,033	44,977
Aphton Corp. (a)	685	3,089
Arena Pharmaceuticals, Inc. (a)	802	4,700
ARIAD Pharmaceuticals, Inc. (a)	1,982	21,287
Array Biopharma, Inc. (a)	1,496	14,182
Avant Immunotherapeutics, Inc. (a)	3,213	7,808
Axonyx, Inc. (a)	1,241	6,155
Biogen Idec, Inc. (a)	9,597	596,454
BioMarin Pharmaceutical, Inc. (a)	1,690	10,326
Biopure Corp. Class A (a)	497	427
Caliper Life Sciences, Inc. (a)	1,195	6,345
Celgene Corp. (a)	2,127	121,239
Cell Genesys, Inc. (a)	883	9,077
Cell Therapeutics, Inc. (a)	1,498	10,486
Cephalon, Inc. (a)	1,454	78,327
Cepheid, Inc. (a)	785	7,183
Chiron Corp. (a)	5,191	232,297
Ciphergen Biosystems, Inc. (a)	1,078	8,419
Compugen Ltd. (a)	1,757	10,718
Connetics Corp. (a)	822	17,566
Corgentech, Inc.	581	10,382
Corixa Corp. (a)	1,583	8,026
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Cubist Pharmaceuticals, Inc. (a)	1,091	$ 10,845
CuraGen Corp. (a)	1,634	8,170
Curis, Inc. (a)	706	3,148
CV Therapeutics, Inc. (a)	673	8,803
Cytokinetics, Inc.	670	10,988
deCODE genetics, Inc. (a)	1,267	11,188
Dendreon Corp. (a)	1,793	19,633
Digene Corp. (a)	715	27,892
Diversa Corp. (a)	1,093	10,285
DOV Pharmaceutical, Inc. (a)	598	9,006
Dyax Corp. (a)	782	7,703
Dynavax Technologies Corp.	547	5,087
Encysive Pharmaceuticals, Inc. (a)	2,504	23,024
Enzon Pharmaceuticals, Inc. (a)	940	13,508
Exact Sciences Corp. (a)	1,230	7,774
Exelixis, Inc. (a)	1,973	18,191
Eyetech Pharmaceuticals, Inc.	1,283	56,863
Forbes Medi-Tech, Inc. (a)	1,040	2,124
Gen-Probe, Inc. (a)	1,212	50,831
Genaera Corp. (a)	643	2,296
Gene Logic, Inc. (a)	500	1,970
Genelabs Technologies, Inc. (a)	3,567	9,274
Genencor International, Inc. (a)	2,267	34,050
Genitope Corp.	259	2,331
Genta, Inc. (a)	2,036	4,683
GenVec, Inc. (a)	1,428	4,512
Genzyme Corp. - General Division (a)	6,194	269,935
Geron Corp. (a)	871	6,419
Gilead Sciences, Inc. (a)	5,935	388,505
GTx, Inc.	830	10,159
Harvard Bioscience, Inc. (a)	973	4,573
Human Genome Sciences, Inc. (a)	3,896	42,350
ICOS Corp. (a)	1,804	50,728
ID Biomedical Corp. (a)	777	7,750
IDEXX Laboratories, Inc. (a)	947	62,256
Ilex Oncology, Inc. (a)	1,420	32,873
ImClone Systems, Inc. (a)	2,025	149,850
ImmunoGen, Inc. (a)	2,035	16,300
Immunomedics, Inc. (a)	1,704	10,326
Incyte Corp. (a)	1,919	13,759
Indevus Pharmaceuticals, Inc. (a)	1,656	13,794
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
InterMune, Inc. (a)	731	$ 10,388
Introgen Therapeutics, Inc. (a)	1,380	9,079
Invitrogen Corp. (a)	1,343	93,271
Isis Pharmaceuticals, Inc. (a)	1,608	10,388
Keryx Biopharmaceuticals, Inc. (a)	1,032	13,798
Kosan Biosciences, Inc. (a)	755	8,199
La Jolla Pharmaceutical Co. (a)	1,785	4,820
Lexicon Genetics, Inc. (a)	1,647	11,545
LifeCell Corp. (a)	1,282	13,102
Ligand Pharmaceuticals, Inc. Class B (a)	2,518	51,468
Luminex Corp. (a)	900	8,973
Marshall Edwards, Inc.	1,200	12,696
Martek Biosciences (a)	846	54,119
Maxim Pharmaceuticals, Inc. (a)	725	6,460
Maxygen, Inc. (a)	939	9,428
Medarex, Inc. (a)	1,975	16,531
MedImmune, Inc. (a)	7,123	171,451
Millennium Pharmaceuticals, Inc. (a)	7,832	116,775
Myriad Genetics, Inc. (a)	750	12,443
Nabi Biopharmaceuticals (a)	1,394	23,419
Nanogen, Inc. (a)	940	6,401
Neogen Corp. (a)	202	3,232
Neopharm, Inc. (a)	731	8,041
NeoRX Corp. (a)	507	1,673
Neose Technologies, Inc. (a)	1,126	9,425
Neurochem, Inc. (a)	771	16,933
Neurocrine Biosciences, Inc. (a)	1,002	57,405
Neurogen Corp. (a)	889	8,365
Northfield Laboratories, Inc. (a)	914	12,019
Novavax, Inc. (a)	2,057	9,668
NPS Pharmaceuticals, Inc. (a)	840	18,236
Nuvelo, Inc. (a)	589	5,124
ONYX Pharmaceuticals, Inc. (a)	1,093	51,338
OraSure Technologies, Inc. (a)	1,286	9,504
Orchid BioSciences, Inc. (a)	1,015	7,359
Oscient Pharmaceuticals Corp. (a)	1,920	9,005
OSI Pharmaceuticals, Inc. (a)	1,014	83,107
Peregrine Pharmaceuticals, Inc. (a)	4,452	6,945
Pharmacopeia Drug Discovery, Inc. (a)	368	2,561
Pharmacyclics, Inc. (a)	1,146	13,718
Pharmion Corp.	644	27,048
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
PRAECIS Pharmaceuticals, Inc. (a)	1,768	$ 7,373
Progenics Pharmaceuticals, Inc. (a)	554	9,723
Protein Design Labs, Inc. (a)	3,025	59,018
QIAGEN NV (a)	3,448	38,273
QLT, Inc. (a)	1,891	43,766
Regeneron Pharmaceuticals, Inc. (a)	1,282	14,397
Renovis, Inc.	485	4,932
Rigel Pharmaceuticals, Inc. (a)	589	10,461
Savient Pharmaceuticals, Inc. (a)	757	1,832
SciClone Pharmaceuticals, Inc. (a)	1,927	9,577
Seattle Genetics, Inc. (a)	1,337	9,225
Sequenom, Inc. (a)	1,742	2,805
Serologicals Corp. (a)	712	12,197
Sirna Therapeutics, Inc. (a)	641	2,013
Tanox, Inc. (a)	950	15,647
Targeted Genetics Corp. (a)	1,317	2,239
Techne Corp. (a)	1,013	39,254
Telik, Inc. (a)	1,189	27,228
Third Wave Technologies, Inc. (a)	734	3,560
Transkaryotic Therapies, Inc. (a)	897	12,935
Trimeris, Inc. (a)	537	7,872
Tularik, Inc. (a)	2,094	51,806
United Therapeutics Corp. (a)	408	9,653
Vasogen, Inc. (a)	1,722	9,044
VaxGen, Inc. (a)	820	13,013
Vertex Pharmaceuticals, Inc. (a)	2,749	24,191
Vicuron Pharmaceuticals, Inc. (a)	1,523	21,170
XOMA Ltd. (a)	1,917	8,032
Zymogenetics, Inc. (a)	1,475	23,482
		6,291,480
Health Care Equipment & Supplies - 2.0%
1-800 CONTACTS, Inc. (a)	518	7,615
Abaxis, Inc. (a)	680	12,696
Abiomed, Inc. (a)	446	5,508
Advanced Neuromodulation Systems, Inc. (a)	547	17,849
Aksys Ltd. (a)	1,303	7,922
Align Technology, Inc. (a)	1,657	31,582
American Medical Systems Holdings, Inc. (a)	866	27,132
Analogic Corp.	272	12,547
Animas Corp.	493	9,638
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Arrow International, Inc.	1,354	$ 40,850
Arthrocare Corp. (a)	596	14,590
Aspect Medical Systems, Inc. (a)	1,014	15,433
BioLase Technology, Inc. (a)	592	6,980
Biomet, Inc.	6,676	267,841
Biosite, Inc. (a)	359	14,277
BioVeris Corp. (a)	593	7,448
Bruker BioSciences Corp. (a)	2,094	9,967
Candela Corp. (a)	492	5,117
Cardiac Science, Inc. (a)	2,400	6,000
Cardiodynamics International Corp. (a)	1,574	10,357
Closure Medical Corp. (a)	349	8,697
CNS., Inc.	1,331	13,403
Conceptus, Inc. (a)	789	8,229
CONMED Corp. (a)	896	22,803
CTI Molecular Imaging, Inc. (a)	1,269	17,309
Cyberonics, Inc. (a)	546	10,713
Cytyc Corp. (a)	3,081	67,474
Dade Behring Holdings, Inc. (a)	1,110	49,562
Datascope Corp.	390	13,545
DENTSPLY International, Inc.	1,934	95,559
Encore Medical Corp. (a)	1,355	9,458
Endocardial Solutions, Inc. (a)	1,000	9,730
Endologix, Inc. (a)	1,944	9,603
Epix Medical, Inc. (a)	576	14,072
Exactech, Inc. (a)	534	10,680
Given Imaging Ltd. (a)	606	19,204
Hologic, Inc. (a)	735	15,112
I-Flow Corp. (a)	657	8,889
ICU Medical, Inc. (a)	375	12,491
Illumina, Inc. (a)	534	3,386
Immucor, Inc. (a)	505	15,695
INAMED Corp. (a)	1,006	59,907
Integra LifeSciences Holdings Corp. (a)	710	22,770
Interpore International, Inc. (a)	1,150	16,595
Intuitive Surgical, Inc. (a)	682	11,280
Kensey Nash Corp. (a)	550	17,567
Kyphon, Inc. (a)	1,035	25,347
Laserscope, Inc. (a)	710	20,356
Matrixx Initiatives, Inc. (a)	372	3,203
Matthews International Corp. Class A	878	27,745
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medical Action Industries, Inc. (a)	426	$ 7,502
MedSource Technologies, Inc. (a)	1,943	13,523
Meridian Bioscience, Inc.	964	9,766
Merit Medical Systems, Inc. (a)	582	8,445
Micro Therapeutics, Inc. (a)	1,151	5,018
Microtek Medical Holdings, Inc. (a)	1,585	7,150
Molecular Devices Corp. (a)	603	10,281
Nutraceutical International Corp. (a)	277	6,789
NuVasive, Inc.	607	6,829
Ocular Sciences, Inc. (a)	828	27,663
Orthofix International NV (a)	477	21,269
Orthologic Corp. (a)	1,251	10,046
Orthovita, Inc. (a)	3,496	15,732
Palomar Medical Technologies, Inc. (a)	808	13,591
PolyMedica Corp.	605	17,491
Possis Medical, Inc. (a)	574	16,370
Quidel Corp. (a)	1,189	6,647
Regeneration Technologies, Inc. (a)	856	7,858
Respironics, Inc. (a)	883	46,967
Sonic Innovations, Inc. (a)	1,373	14,073
SonoSight, Inc. (a)	529	11,284
Staar Surgical Co. (a)	832	6,290
SurModics, Inc. (a)	398	8,875
Synovis Life Technologies, Inc. (a)	230	2,070
Thoratec Corp. (a)	1,495	21,812
Trinity Biotech PLC sponsored ADR (a)	605	1,815
TriPath Imaging, Inc. (a)	1,154	10,594
Utah Medical Products, Inc.	500	12,755
Ventana Medical Systems, Inc. (a)	671	34,624
Vital Signs, Inc.	457	12,339
Wright Medical Group, Inc. (a)	1,176	38,173
Young Innovations, Inc.	390	10,678
Zoll Medical Corp. (a)	338	10,444
		1,626,496
Health Care Providers & Services - 1.9%
Accredo Health, Inc. (a)	1,205	43,838
Advisory Board Co. (a)	389	13,315
Alderwoods Group, Inc. (a)	1,369	17,674
Allied Healthcare International, Inc. (a)	545	2,741
Allscripts Healthcare Solutions, Inc. (a)	1,013	8,346
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
America Service Group, Inc. (a)	210	$ 7,560
American Healthways, Inc. (a)	844	17,344
AmSurg Corp. (a)	897	20,317
Andrx Corp. (a)	2,280	62,654
Bio-Reference Laboratories, Inc. (a)	202	3,089
Cerner Corp. (a)	873	37,329
Computer Programs & Systems, Inc.	414	8,027
Corvel Corp. (a)	349	8,107
Cross Country Healthcare, Inc. (a)	928	15,414
Curative Health Services, Inc. (a)	666	7,006
D & K Healthcare Resources, Inc.	698	8,355
Dendrite International, Inc. (a)	878	14,742
Eclipsys Corp. (a)	1,379	19,141
eResearchTechnology, Inc. (a)	1,605	40,590
Express Scripts, Inc. (a)	1,975	154,564
First Health Group Corp. (a)	2,350	35,485
Genesis HealthCare Corp. (a)	394	10,201
Gentiva Health Services, Inc. (a)	964	15,308
HealthExtras, Inc. (a)	1,092	16,653
Henry Schein, Inc. (a)	1,091	73,272
ICON PLC sponsored ADR (a)	223	8,697
IDX Systems Corp. (a)	828	24,120
IMPAC Medical Systems, Inc. (a)	327	3,819
Inveresk Research Group, Inc. (a)	1,212	36,457
Kindred Healthcare, Inc. (a)	1,120	27,821
LabOne, Inc. (a)	447	13,906
LCA-Vision, Inc. (a)	355	8,520
Lifeline Systems, Inc. (a)	712	14,689
LifePoint Hospitals, Inc. (a)	1,058	39,781
Lincare Holdings, Inc. (a)	2,332	78,379
Magellan Health Services, Inc. (a)	715	22,415
Matria Healthcare, Inc. (a)	380	8,303
Medcath Corp. (a)	731	14,766
MIM Corp.	895	7,017
National Medical Health Card Systems, Inc. (a)	91	3,277
Odyssey Healthcare, Inc. (a)	928	15,730
Omnicell, Inc. (a)	664	8,864
Option Care, Inc.	797	10,736
PAREXEL International Corp. (a)	586	11,597
Patterson Dental Co. (a)	1,705	129,444
PDI, Inc. (a)	358	10,310
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Per-Se Technologies, Inc. (a)	866	$ 11,258
Pharmaceutical Product Development, Inc. (a)	1,564	47,358
Priority Healthcare Corp. Class B (a)	801	16,180
PSS World Medical, Inc. (a)	1,950	19,598
Psychiatric Solutions, Inc. (a)	407	10,085
QMed, Inc. (a)	603	6,476
ResCare, Inc. (a)	930	12,899
SFBC International, Inc. (a)	543	13,211
Stewart Enterprises, Inc. Class A (a)	3,145	23,650
Sun Healthcare Group, Inc. (a)	250	2,250
Symbion, Inc.	419	6,721
TLC Vision Corp. (a)	1,625	16,865
TriZetto Group, Inc. (a)	1,531	9,997
U.S. Oncology, Inc. (a)	2,462	36,093
U.S. Physical Therapy, Inc. (a)	574	7,095
United Surgical Partners International, Inc. (a)	692	26,995
VCA Antech, Inc. (a)	1,173	50,439
Ventiv Health, Inc. (a)	884	15,055
VistaCare, Inc. Class A (a)	323	5,904
Vital Images, Inc. (a)	115	1,118
VitalWorks, Inc. (a)	595	2,023
WebMD Corp. (a)	8,588	76,090
		1,577,080
Pharmaceuticals - 1.8%
aaiPharma, Inc. (a)	572	2,637
Able Laboratories, Inc. (a)	666	12,388
Acusphere, Inc.	1,243	7,607
Adolor Corp. (a)	752	10,498
Advancis Pharmaceutical Corp.	1,591	14,462
American Pharmaceutical Partners, Inc. (a)	1,928	68,058
Antigenics, Inc. (a)	929	7,497
Atherogenics, Inc. (a)	1,011	23,748
Atrix Laboratories, Inc. (a)	559	15,255
Axcan Pharma, Inc. (a)	1,049	20,064
Barrier Therapeutics, Inc.	560	6,798
Bone Care International, Inc. (a)	670	14,305
CIMA Labs, Inc. (a)	294	9,502
Columbia Laboratories, Inc. (a)	1,899	5,811
Cypress Bioscience, Inc. (a)	1,387	18,725
DepoMed, Inc. (a)	1,263	9,611
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Discovery Laboratories, Inc. (a)	1,297	$ 14,189
Discovery Partners International, Inc. (a)	483	2,507
Durect Corp. (a)	2,421	8,546
Endo Pharmaceuticals Holdings, Inc. (a)	3,659	82,840
Eon Labs, Inc. (a)	1,236	93,355
First Horizon Pharmaceutical Corp. (a)	872	15,456
Flamel Technologies SA sponsored ADR (a)	486	13,049
Galen Holdings PLC sponsored ADR	58	3,103
Guilford Pharmaceuticals, Inc. (a)	1,089	6,752
Hi-Tech Pharmacal Co., Inc. (a)	308	5,726
Hollis-Eden Pharmaceutcals, Inc. (a)	580	5,968
Impax Laboratories, Inc. (a)	1,577	34,931
InKine Pharmaceutical, Inc. (a)	1,715	7,049
Inspire Pharmaceuticals, Inc. (a)	679	11,631
Kos Pharmaceuticals, Inc. (a)	925	30,775
Medicines Co. (a)	1,217	39,127
MGI Pharma, Inc. (a)	942	60,580
Nektar Therapeutics (a)	2,819	60,580
Nexmed, Inc. (a)	672	1,189
NitroMed, Inc.	1,971	14,881
Noven Pharmaceuticals, Inc. (a)	662	12,697
Novogen Ltd. sponsored ADR (a)	97	1,751
Pain Therapeutics, Inc. (a)	812	6,350
Penwest Pharmaceuticals Co. (a)	793	8,739
Perrigo Co.	2,102	43,007
Pharmos Corp. (a)	2,311	7,811
Pozen, Inc. (a)	826	8,194
Salix Pharmaceuticals Ltd. (a)	674	20,335
Sepracor, Inc. (a)	2,345	104,329
Shire Pharmaceuticals Group PLC sponsored ADR (a)	1,023	28,235
SuperGen, Inc. (a)	1,151	8,713
Taro Pharmaceutical Industries Ltd. (a)	783	34,530
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,946	393,447
Vivus, Inc. (a)	2,040	8,384
Zila, Inc. (a)	3,259	16,588
		1,462,310
TOTAL HEALTH CARE		10,957,366
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 5.5%
Aerospace & Defense - 0.2%
Applied Signal Technology, Inc.	561	$ 17,531
BE Aerospace, Inc. (a)	1,865	11,899
Elbit Systems Ltd.	1,390	25,798
Engineered Support Systems, Inc.	738	38,671
Herley Industries, Inc. (a)	327	6,720
Innovative Solutions & Support, Inc. (a)	378	7,553
Invision Technologies, Inc. (a)	538	26,819
Kaman Corp. Class A	987	11,627
KVH Industries, Inc. (a)	419	5,652
Mercury Computer Systems, Inc. (a)	537	12,045
MTC Technologies, Inc. (a)	373	9,903
SI International, Inc. (a)	431	10,499
Sypris Solutions, Inc.	676	12,844
		197,561
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	2,274	94,553
EGL, Inc. (a)	1,046	23,932
Expeditors International of Washington, Inc.	2,701	122,733
Forward Air Corp. (a)	701	21,626
Hub Group, Inc. Class A (a)	426	13,939
J.B. Hunt Transport Services, Inc.	2,438	79,820
Pacer International, Inc. (a)	1,088	20,770
UTI Worldwide, Inc.	698	32,108
		409,481
Airlines - 0.3%
Atlantic Coast Airlines Holdings, Inc. (a)	1,309	7,383
Frontier Airlines, Inc. (a)	721	6,705
JetBlue Airways Corp. (a)	2,570	74,067
MAIR Holdings, Inc. (a)	1,544	12,352
Mesa Air Group, Inc. (a)	1,187	9,104
Northwest Airlines Corp. (a)	2,147	21,706
Pinnacle Airlines Corp.	841	11,311
Republic Airways Holdings, Inc.	683	9,384
Ryanair Holdings PLC sponsored ADR (a)	1,582	48,552
SkyWest, Inc.	1,484	24,827
U.S. Airways Group, Inc. Class A (a)	1,609	4,199
		229,590
Building Products - 0.1%
Aaon, Inc. (a)	568	10,883
American Woodmark Corp.	189	10,875
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - continued
Apogee Enterprises, Inc.	1,220	$ 12,151
Quixote Corp.	489	10,269
Universal Forest Products, Inc.	656	18,998
		63,176
Commercial Services & Supplies - 2.6%
Apollo Group, Inc.:
- University of Phoenix Online (a)	539	48,214
Class A (a)	4,660	437,108
Asset Acceptance Capital Corp.	872	17,309
Bright Horizons Family Solutions, Inc. (a)	335	16,552
Capital Environmental Resource, Inc. (a)	1,864	9,264
Career Education Corp. (a)	2,793	189,840
Carlisle Holdings Ltd. (non-vtg.) (a)	1,707	10,756
Casella Waste Systems, Inc. Class A (a)	817	11,422
Century Business Services, Inc. (a)	2,443	10,065
Charles River Associates, Inc. (a)	352	11,943
Cintas Corp.	4,558	206,842
Coinstar, Inc. (a)	747	12,998
Copart, Inc. (a)	2,544	62,710
Corinthian Colleges, Inc. (a)	2,440	69,320
Corporate Executive Board Co.	920	50,287
CoStar Group, Inc. (a)	745	30,828
Danka Business Systems PLC sponsored ADR (a)	836	3,361
DiamondCluster International, Inc. Class A (a)	1,123	10,882
Duratek, Inc. (a)	611	7,943
Education Management Corp. (a)	1,964	67,915
Electro Rent Corp.	1,299	14,211
Exponent, Inc. (a)	442	11,019
Exult, Inc. (a)	2,971	18,361
First Consulting Group, Inc. (a)	1,495	7,804
FirstService Corp. (a)	400	9,261
G&K Services, Inc. Class A	624	24,554
General Binding Corp. (a)	270	3,626
Gevity HR, Inc.	491	12,869
Greg Manning Auctions, Inc. (a)	1,136	15,075
Healthcare Services Group	569	8,842
Heidrick & Struggles International, Inc. (a)	548	15,311
Herman Miller, Inc.	2,011	48,425
Hudson Highland Group, Inc. (a)	350	9,713
ICT Group, Inc. (a)	571	6,532
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Insurance Auto Auctions, Inc. (a)	1,019	$ 16,671
Integrated Alarm Services Group, Inc.	634	3,715
Intersections, Inc.	441	9,927
Kelly Services, Inc. Class A (non-vtg.)	906	25,132
Kforce, Inc. (a)	1,302	11,926
Kroll, Inc. (a)	957	34,969
Laureate Education, Inc. (a)	1,309	48,066
Layne Christensen Co. (a)	643	10,841
Learning Tree International, Inc. (a)	377	5,410
LECG Corp.	528	9,372
McGrath RentCorp.	370	11,526
MemberWorks, Inc. (a)	352	10,074
Mobile Mini, Inc. (a)	762	16,246
Monster Worldwide, Inc. (a)	3,222	81,549
NCO Group, Inc. (a)	998	24,740
On Assignment, Inc. (a)	1,390	8,159
PICO Holdings, Inc. (a)	326	5,950
Portfolio Recovery Associates, Inc. (a)	264	7,067
PRG-Schultz International, Inc. (a)	2,172	9,796
Princeton Review, Inc. (a)	1,476	10,524
Resources Connection, Inc. (a)	840	35,801
School Specialty, Inc. (a)	580	20,399
SOURCECORP, Inc. (a)	474	12,172
Stericycle, Inc. (a)	905	41,657
Strayer Education, Inc.	360	41,972
Teletech Holdings, Inc. (a)	1,965	14,777
Tetra Tech, Inc. (a)	1,322	22,421
United Stationers, Inc. (a)	874	32,959
Waste Industries USA, Inc.	1,018	11,503
West Corp. (a)	2,016	52,093
		2,138,576
Construction & Engineering - 0.0%
Insituform Technologies, Inc. Class A (a)	498	7,619
Washington Group International, Inc. (a)	718	25,187
		32,806
Electrical Equipment - 0.5%
Active Power, Inc. (a)	940	3,290
American Power Conversion Corp.	5,060	91,586
American Superconductor Corp. (a)	795	9,985
Artesyn Technologies, Inc. (a)	1,201	10,977
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
Ballard Power Systems, Inc. (a)	2,899	$ 27,256
Capstone Turbine Corp. (a)	3,505	9,779
Deswell Industries, Inc.	406	8,972
Distributed Energy Systems Corp.	3,313	10,602
Encore Wire Corp. (a)	515	15,689
Energy Conversion Devices, Inc. (a)	501	6,278
Franklin Electric Co., Inc.	245	15,582
FuelCell Energy, Inc. (a)	1,008	15,997
Genlyte Group, Inc. (a)	317	18,630
Hydrogenics Corp. (a)	1,530	7,529
II-VI, Inc. (a)	394	10,157
Intermagnetics General Corp. (a)	353	10,403
LSI Industries, Inc.	1,131	13,007
Medis Technologies Ltd. (a)	795	11,225
Microvision, Inc. (a)	1,063	9,067
Plug Power, Inc. (a)	1,820	13,854
Powell Industries, Inc. (a)	172	2,939
Power-One, Inc. (a)	1,968	19,837
Preformed Line Products Co.	259	7,123
Ultralife Batteries, Inc. (a)	686	13,699
Valence Technology, Inc. (a)	2,374	9,282
Vicor Corp. (a)	797	11,078
Woodward Governor Co.	364	24,188
		408,011
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	485	15,418
Westaim Corp. (a)	1,454	4,539
		19,957
Machinery - 0.6%
3D Systems Corp. (a)	683	8,257
A.S.V., Inc. (a)	442	13,379
Astec Industries, Inc. (a)	782	13,536
BHA Group Holdings, Inc.	270	8,810
Ceradyne, Inc. (a)	343	11,412
CUNO, Inc. (a)	473	21,701
Flanders Corp. (a)	1,144	8,180
GSI Lumonics, Inc. (a)	996	13,622
Hardinge, Inc.	423	5,034
Joy Global, Inc.	1,287	35,393
Lincoln Electric Holdings, Inc.	1,356	42,036
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Middleby Corp.	428	$ 26,181
Nordson Corp.	1,113	42,105
PACCAR, Inc.	4,622	257,908
Tecumseh Products Co.	116	4,407
Tecumseh Products Co. Class A (non-vtg.)	277	10,282
Volvo AB ADR	119	3,909
		526,152
Marine - 0.0%
Alexander & Baldwin, Inc.	1,000	31,870
Stolt-Nielsen SA Class B sponsored ADR	898	11,351
		43,221
Road & Rail - 0.5%
AMERCO (a)	684	17,107
Arkansas Best Corp.	656	19,542
Central Freight Lines, Inc.	726	9,293
Covenant Transport, Inc. Class A (a)	611	9,574
Heartland Express, Inc.	1,482	35,894
Knight Transportation, Inc. (a)	1,012	24,673
Landstar System, Inc. (a)	884	42,980
Marten Transport Ltd. (a)	686	11,909
Old Dominion Freight Lines, Inc. (a)	477	13,246
Overnite Corp.	959	25,068
P.A.M. Transportation Services, Inc. (a)	668	12,358
Quality Distribution, Inc.	449	4,131
SCS Transportation, Inc. (a)	206	4,687
Swift Transportation Co., Inc. (a)	2,091	37,554
U.S. Xpress Enterprises, Inc. Class A (a)	842	10,904
USA Truck, Inc. (a)	550	6,386
USF Corp.	740	21,275
Werner Enterprises, Inc.	2,420	46,198
Yellow Roadway Corp. (a)	1,173	41,888
		394,667
Trading Companies & Distributors - 0.2%
Aceto Corp.	552	8,871
Fastenal Co.	1,975	102,226
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Lawson Products, Inc.	395	$ 13,884
NuCo2, Inc. (a)	701	13,719
		138,700
TOTAL INDUSTRIALS		4,601,898
INFORMATION TECHNOLOGY - 50.8%
Communications Equipment - 9.9%
3Com Corp. (a)	11,245	72,755
Adaptec, Inc. (a)	2,800	22,932
ADC Telecommunications, Inc. (a)	19,811	50,320
Adtran, Inc.	2,353	67,178
Advanced Fibre Communications, Inc. (a)	2,084	39,179
Airspan Networks, Inc. (a)	2,489	13,814
Alvarion Ltd. (a)	1,396	15,900
Anaren, Inc. (a)	662	10,539
Andrew Corp. (a)	4,479	88,012
Arris Group, Inc. (a)	2,872	18,151
Aspect Communications Corp. (a)	2,029	26,052
AudioCodes Ltd. (a)	813	8,211
Audiovox Corp. Class A (a)	723	10,064
Avanex Corp. (a)	3,445	10,680
Avici Systems, Inc. (a)	537	5,671
Avocent Corp. (a)	1,176	40,302
Bel Fuse, Inc.:
Class A	177	5,356
Class B	300	10,902
Black Box Corp.	488	22,228
Bookham Technology PLC sponsored ADR (a)	2,139	2,246
Brocade Communications Systems, Inc. (a)	6,571	39,360
Brooktrout, Inc. (a)	479	4,608
C-COR.net Corp. (a)	1,013	9,006
Carrier Access Corp. (a)	830	9,230
Centillium Communications, Inc. (a)	1,559	5,145
Ceragon Networks Ltd. (a)	865	4,446
CIENA Corp. (a)	12,928	46,541
Cisco Systems, Inc. (a)	186,538	4,131,817
Computer Network Technology Corp. (a)	996	6,016
Comtech Telecommunications Corp. (a)	320	5,677
Comverse Technology, Inc. (a)	5,176	91,460
Corvis Corp. (a)	11,419	17,129
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
CyberGuard Corp. (a)	912	$ 7,716
Digi International, Inc. (a)	439	4,561
Ditech Communications Corp. (a)	1,208	24,897
Echelon Corp. (a)	1,061	11,385
ECI Telecom Ltd. (a)	2,808	14,714
ECtel Ltd. (a)	147	382
Extreme Networks, Inc. (a)	2,930	15,588
F5 Networks, Inc. (a)	1,092	32,421
FalconStor Software, Inc. (a)	1,358	9,397
Finisar Corp. (a)	5,906	11,753
Foundry Networks, Inc. (a)	3,840	47,386
Glenayre Technologies, Inc. (a)	1,379	3,489
Harmonic, Inc. (a)	1,628	10,403
Inter-Tel, Inc.	969	23,915
InterDigital Communication Corp. (a)	1,337	22,676
Ixia (a)	1,691	15,845
JDS Uniphase Corp. (a)	40,405	139,397
Juniper Networks, Inc. (a)	15,487	323,833
McDATA Corp.:
Class A (a)	1,959	9,305
Class B (a)	1,013	4,559
MRV Communications, Inc. (a)	2,540	6,756
NETGEAR, Inc.	626	7,575
Netopia, Inc. (a)	725	4,205
Network Engines, Inc. (a)	1,511	4,805
NMS Communications Corp. (a)	716	6,158
Oplink Communications, Inc. (a)	4,853	9,755
Optical Communication Products, Inc. (a)	1,330	3,006
Packeteer, Inc. (a)	659	9,417
Paradyne Networks, Inc. (a)	1,074	5,080
PC-Tel, Inc. (a)	1,155	12,636
Performance Technologies, Inc. (a)	470	5,095
Polycom, Inc. (a)	3,211	65,793
Powerwave Technologies, Inc. (a)	1,241	9,940
Proxim Corp. Class A (a)	4,759	6,329
Qiao Xing Universal Telephone, Inc. (a)	504	5,292
QLogic Corp. (a)	2,469	75,798
QUALCOMM, Inc.	21,952	1,472,321
Radyne Comstream Corp. (a)	1,102	9,609
Redback Networks, Inc. (a)	888	4,502
REMEC, Inc. (a)	1,206	7,899
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Research in Motion Ltd. (a)	2,490	$ 298,626
SafeNet, Inc. (a)	622	14,493
SCM Microsystems, Inc. (a)	1,068	6,803
SeaChange International, Inc. (a)	575	8,585
Sierra Wireless, Inc. (a)	492	13,732
SiRF Technology Holdings, Inc.	1,141	17,309
Sonus Networks, Inc. (a)	8,564	46,674
SpectraLink Corp.	479	7,204
Stratex Networks, Inc. (a)	2,958	8,667
Sunrise Telecom, Inc.	1,483	3,945
Sycamore Networks, Inc. (a)	6,546	28,868
Symmetricom, Inc. (a)	1,374	10,855
Tekelec (a)	1,597	26,542
Telefonaktiebolaget LM Ericsson ADR (a)	4,748	132,707
Tellabs, Inc. (a)	11,789	93,605
Telular Corp. (a)	871	9,676
Terayon Communication Systems, Inc. (a)	1,730	4,758
Tollgrade Communications, Inc. (a)	443	4,895
UTStarcom, Inc. (a)	3,176	98,821
Verso Technologies, Inc. (a)	3,053	4,839
ViaSat, Inc. (a)	681	15,690
Westell Technologies, Inc. Class A (a)	1,348	7,414
WJ Communications, Inc. (a)	2,092	6,694
Zhone Technologies, Inc. (a)	1,693	5,553
		8,253,475
Computers & Peripherals - 4.6%
ActivCard Corp. (a)	1,423	9,093
Advanced Digital Information Corp. (a)	1,502	13,443
Apple Computer, Inc. (a)	10,370	290,982
Applied Films Corp. (a)	239	6,465
Avid Technology, Inc. (a)	945	49,159
Concurrent Computer Corp. (a)	2,256	4,557
Cray, Inc. (a)	2,041	16,083
Creative Technology Ltd. (Nasdaq)	1,793	17,193
Dell, Inc. (a)	69,514	2,445,503
Dot Hill Systems Corp. (a)	1,177	11,182
Drexler Technology Corp. (a)	492	8,364
Electronics for Imaging, Inc. (a)	1,389	38,559
Hutchinson Technology, Inc. (a)	642	16,955
Immersion Corp. (a)	860	3,689
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
InFocus Corp. (a)	1,431	$ 11,534
Innovex, Inc. (a)	857	4,619
Intergraph Corp. (a)	1,107	27,830
Komag, Inc. (a)	960	13,920
Logitech International SA sponsored ADR (a)	79	3,667
M-Systems Flash Disk Pioneers Ltd. (a)	696	12,848
Mobility Electronics, Inc. (a)	1,162	9,621
Neoware Systems, Inc. (a)	1,146	9,901
Network Appliance, Inc. (a)	9,864	195,307
Novatel Wireless, Inc. (a)	1,292	23,540
Overland Storage, Inc. (a)	401	5,742
PalmOne, Inc. (a)	1,541	32,715
Pinnacle Systems, Inc. (a)	1,408	10,236
Presstek, Inc. (a)	1,343	13,846
Rimage Corp. (a)	799	11,290
SanDisk Corp. (a)	4,337	106,907
SBS Technologies, Inc. (a)	435	8,048
Scitex Corp. Ltd. (a)	666	3,750
Sigma Designs, Inc. (a)	683	4,562
SimpleTech, Inc. (a)	1,620	6,091
Stratasys, Inc. (a)	177	4,597
Sun Microsystems, Inc. (a)	91,539	387,210
Synaptics, Inc. (a)	738	14,147
Xybernaut Corp. (a)	5,985	8,379
		3,861,534
Electronic Equipment & Instruments - 2.0%
Aeroflex, Inc. (a)	1,542	19,676
Agilysys, Inc.	1,074	13,221
BEI Technologies, Inc.	647	17,255
Bell Microproducts, Inc. (a)	812	5,172
Brightpoint, Inc. (a)	478	5,325
California Amplifier, Inc. (a)	469	3,518
CDW Corp.	2,304	161,879
CellStar Corp. (a)	382	2,311
Cherokee International Corp.	469	5,848
Cognex Corp.	1,127	37,349
Coherent, Inc. (a)	794	21,509
Daktronics, Inc. (a)	474	11,068
DDi Corp. (a)	520	4,160
Digital Theater Systems, Inc.	272	6,729
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Dionex Corp. (a)	545	$ 27,446
Electro Scientific Industries, Inc. (a)	625	14,269
Excel Technology, Inc. (a)	354	11,417
Fargo Electronics, Inc. (a)	609	6,918
FARO Technologies, Inc. (a)	383	10,241
Flextronics International Ltd. (a)	13,987	245,612
Flir Systems, Inc. (a)	1,117	54,956
Global Imaging Systems, Inc. (a)	524	17,743
Identix, Inc. (a)	2,276	16,501
INTAC International (a)	416	5,870
Itron, Inc. (a)	567	11,703
LeCroy Corp. (a)	442	8,146
Lexar Media, Inc. (a)	1,920	18,163
Lipman Electronic Engineer Ltd. (Nasdaq)	383	19,035
Littelfuse, Inc. (a)	850	33,626
Merix Corp. (a)	475	5,083
Methode Electronics, Inc. Class A	784	8,640
Metrologic Instruments, Inc. (a)	465	6,891
Molex, Inc.	2,573	75,543
Molex, Inc. Class A (non-vtg.)	2,111	53,113
MTS Systems Corp.	722	16,057
National Instruments Corp.	2,218	71,486
Newport Corp. (a)	1,742	25,311
NU Horizons Electronics Corp. (a)	658	5,350
Optimal Group, Inc. Class A (a)	2,047	14,943
Orbotech Ltd.	645	12,507
OSI Systems, Inc. (a)	490	10,942
Pemstar, Inc. (a)	1,399	3,679
Photon Dynamics, Inc. (a)	348	11,230
Planar Systems, Inc. (a)	480	6,072
Plexus Corp. (a)	1,195	17,555
RadiSys Corp. (a)	665	11,079
Richardson Electronics Ltd.	274	3,099
Rofin-Sinar Technologies, Inc. (a)	284	7,433
Sanmina-SCI Corp. (a)	13,624	144,142
ScanSource, Inc. (a)	318	16,934
Sirenza Microdevices, Inc. (a)	881	3,533
SpatiaLight, Inc. (a)	900	4,824
Staktek Holdings, Inc.	1,214	9,287
Suntron Corp. (a)	1,647	12,731
Superconductor Technologies, Inc. (a)	1,907	2,193
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Taser International, Inc. (a)	832	$ 23,654
Tech Data Corp. (a)	1,850	74,259
Thermogenesis Corp. (a)	1,689	7,263
Trimble Navigation Ltd. (a)	1,309	35,369
TTM Technologies, Inc. (a)	1,039	11,845
Universal Display Corp. (a)	733	8,415
Varian, Inc. (a)	851	37,870
Veeco Instruments, Inc. (a)	861	22,231
Woodhead Industries, Inc.	504	7,590
X-Rite, Inc.	1,218	16,297
Zomax, Inc. (a)	531	2,023
Zygo Corp. (a)	622	6,593
		1,629,732
Internet Software & Services - 3.0%
24/7 Real Media, Inc. (a)	811	4,712
Akamai Technologies, Inc. (a)	3,085	45,843
Aladdin Knowledge Systems Ltd. (a)	753	19,842
America Online Latin America, Inc. (a)	2,306	2,052
Aquantive, Inc. (a)	1,400	14,084
Ariba, Inc. (a)	7,213	15,724
Art Technology Group, Inc. (a)	2,639	3,615
AsiaInfo Holdings, Inc. (a)	1,307	6,444
Ask Jeeves, Inc. (a)	1,553	62,741
Autobytel, Inc. (a)	1,041	10,878
Bankrate, Inc. (a)	265	3,008
Blue Coat Systems, Inc. (a)	361	10,036
BroadVision, Inc. (a)	1,412	4,884
Chinadotcom Corp. Class A (a)	2,291	16,587
Chordiant Software, Inc. (a)	2,159	8,355
CMGI, Inc. (a)	10,682	21,044
CNET Networks, Inc. (a)	4,389	42,398
Corillian Corp. (a)	603	2,906
Cryptologic, Inc.	214	3,442
Digital Insight Corp. (a)	951	18,373
Digital River, Inc. (a)	880	27,641
Digitas, Inc. (a)	1,636	15,133
DoubleClick, Inc. (a)	3,523	29,875
EarthLink, Inc. (a)	3,808	38,232
eCollege.com (a)	553	9,307
Entrust, Inc. (a)	2,378	10,939
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Equinix, Inc. (a)	372	$ 11,699
FindWhat.com (a)	519	12,020
FreeMarkets, Inc. (a)	1,310	8,934
GoRemote Internet Communications, Inc. (a)	614	1,228
Homestore, Inc. (a)	2,686	11,201
InfoSpace, Inc. (a)	839	30,691
Internet Capital Group, Inc. (a)	937	5,079
Internet Security Systems, Inc. (a)	1,262	19,965
Interwoven, Inc. (a)	769	7,090
Iona Technologies PLC ADR (a)	533	2,745
iPass, Inc.	1,581	17,802
ITXC Corp. (a)	1,162	2,742
iVillage, Inc. (a)	2,121	14,614
j2 Global Communications, Inc. (a)	1,052	26,058
Jupitermedia Corp. (a)	1,459	15,028
Keynote Systems, Inc. (a)	1,025	13,376
Kintera, Inc.	800	7,864
LivePerson, Inc. (a)	2,751	8,913
LookSmart Ltd. (a)	4,167	9,751
Marketwatch.com, Inc. (a)	1,158	13,178
MatrixOne, Inc. (a)	1,819	12,424
Modem Media, Inc. Class A (a)	938	5,262
NaviSite, Inc. (a)	523	2,359
Neoforma, Inc. (a)	772	8,778
Net2Phone, Inc. (a)	1,222	5,224
Netease.com, Inc. sponsored ADR (a)	408	18,380
Netegrity, Inc. (a)	914	8,610
NetRatings, Inc. (a)	1,039	14,536
NIC, Inc. (a)	1,749	9,654
Open Text Corp. (a)	1,014	28,712
Openwave Systems, Inc. (a)	1,697	18,955
Opsware, Inc. (a)	3,569	28,802
PEC Solutions, Inc. (a)	529	5,502
Plumtree Software, Inc. (a)	1,345	4,775
Quovadx, Inc. (a)	1,252	1,340
RADVision Ltd.	826	10,383
RADWARE Ltd. (a)	425	7,242
RealNetworks, Inc. (a)	5,396	32,430
Register.com, Inc. (a)	595	3,106
Retek, Inc. (a)	1,215	7,922
S1 Corp. (a)	3,058	28,715
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
SAVVIS Communications Corp. (a)	5,140	$ 7,556
SeeBeyond Technology Corp. (a)	2,737	8,266
Selectica, Inc. (a)	723	3,167
Sina Corp. (a)	1,642	59,473
SkillSoft PLC sponsored ADR (a)	3,139	31,390
Sohu.com, Inc. (a)	955	19,721
SonicWALL, Inc. (a)	1,590	12,656
Stellent, Inc. (a)	345	2,750
Supportsoft, Inc. (a)	859	8,435
Switchboard, Inc. (a)	1,940	14,996
Terra Networks SA sponsored ADR (a)	666	4,036
Tippingpoint Technologies, Inc. (a)	279	7,812
Tumbleweed Communications Corp. (a)	1,264	6,295
United Online, Inc. (a)	1,440	27,058
ValueClick, Inc. (a)	2,827	30,927
VeriSign, Inc. (a)	6,568	119,144
Vignette Corp. (a)	6,221	10,265
Vitria Technology, Inc. (a)	534	1,517
WebEx Communications, Inc. (a)	1,187	28,025
webMethods, Inc. (a)	1,062	9,261
Websense, Inc. (a)	631	20,432
Yahoo!, Inc. (a)	36,273	1,112,130
Zix Corp. (a)	974	8,708
		2,505,204
IT Services - 1.4%
Acxiom Corp.	2,548	61,407
Answerthink, Inc. (a)	901	5,776
Carreker Corp. (a)	368	3,360
CheckFree Corp. (a)	2,480	76,037
Cognizant Technology Solutions Corp. Class A (a)	1,726	79,810
CompuCom Systems, Inc. (a)	1,737	7,799
Corio, Inc. (a)	3,977	8,988
Covansys Corp. (a)	659	7,170
CSG Systems International, Inc. (a)	1,474	28,139
DigitalNet Holdings, Inc.	523	12,604
Edgewater Technology, Inc. (a)	1,090	6,747
Elron Electronic Industries Ltd. (a)	1,005	13,276
Euronet Worldwide, Inc. (a)	1,275	29,312
Fiserv, Inc. (a)	5,234	197,950
Forrester Research, Inc. (a)	638	11,688
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
iGate Corp. (a)	1,393	$ 6,213
Indus International, Inc. (a)	1,166	2,973
Infocrossing, Inc. (a)	717	9,464
Infosys Technologies Ltd. sponsored ADR	292	24,221
infoUSA, Inc. (a)	1,442	12,978
Integral Systems, Inc.	418	7,344
InterCept, Inc. (a)	882	13,133
Intrado, Inc. (a)	517	8,593
iPayment, Inc.	376	15,773
Lightbridge, Inc. (a)	1,638	8,632
Lionbridge Technologies, Inc. (a)	997	7,807
ManTech International Corp. Class A (a)	394	7,289
MedQuist, Inc. (a)	884	10,900
Paychex, Inc.	10,146	380,576
Pegasus Solutions, Inc. (a)	892	10,258
Sapient Corp. (a)	3,227	19,362
SM&A (a)	996	8,068
Sykes Enterprises, Inc. (a)	1,314	8,226
Syntel, Inc.	1,406	26,644
Tier Technologies, Inc. Class B (a)	1,203	13,089
Zanett, Inc. (a)	845	3,811
		1,155,417
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	1,314	106,276
Semiconductors & Semiconductor Equipment - 13.1%
8X8, Inc. (a)	513	1,359
Acacia Research Corp. - CombiMatrix (a)	1,427	5,637
Actel Corp. (a)	539	10,758
ADE Corp. (a)	460	9,660
Advanced Energy Industries, Inc. (a)	961	14,732
Alliance Semiconductor Corp. (a)	1,231	7,349
Altera Corp. (a)	10,730	245,610
AMIS Holdings, Inc.	2,056	34,623
Amkor Technology, Inc. (a)	4,787	49,210
ANADIGICS, Inc. (a)	839	4,136
Applied Materials, Inc. (a)	46,163	921,413
Applied Micro Circuits Corp. (a)	7,746	41,751
ARM Holdings PLC sponsored ADR	576	3,686
Artisan Components, Inc. (a)	437	11,069
ASE Test Ltd. (a)	2,367	18,723
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASM International NV (Nasdaq) (a)	397	$ 8,651
ASML Holding NV (NY Shares) (a)	4,216	74,244
Asyst Technologies, Inc. (a)	1,284	13,135
Atheros Communications, Inc.	1,044	12,977
ATI Technologies, Inc. (a)	6,717	110,022
Atmel Corp. (a)	13,424	85,377
ATMI, Inc. (a)	830	21,265
August Technology Corp. (a)	283	3,806
Axcelis Technologies, Inc. (a)	2,354	28,366
Brillian Corp. (a)	388	3,279
Broadcom Corp. Class A (a)	6,554	276,644
Brooks Automation, Inc. (a)	1,570	32,436
Cabot Microelectronics Corp. (a)	612	19,064
California Micro Devices Corp. (a)	960	12,922
Camtek Ltd. (a)	1,772	7,744
Ceva, Inc. (a)	287	2,296
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)	1,245	11,666
ChipPAC, Inc. Class A (a)	2,818	18,317
Cirrus Logic, Inc. (a)	1,833	13,619
Cohu, Inc.	449	8,509
Conexant Systems, Inc. (a)	12,796	60,397
Credence Systems Corp. (a)	1,578	22,108
Cree, Inc. (a)	1,789	41,165
Cymer, Inc. (a)	1,046	38,493
Diodes, Inc. (a)	354	7,728
DSP Group, Inc. (a)	799	21,030
DuPont Photomasks, Inc. (a)	545	12,034
EMCORE Corp. (a)	953	2,821
Entegris, Inc. (a)	2,050	23,268
ESS Technology, Inc. (a)	732	8,389
Exar Corp. (a)	1,400	22,302
FEI Co. (a)	913	22,779
FormFactor, Inc.	1,135	21,338
FSI International, Inc. (a)	988	6,807
Genesis Microchip, Inc. (a)	631	10,191
Genus, Inc. (a)	745	1,936
Helix Technology Corp.	651	12,942
Hi/fn, Inc. (a)	451	4,397
ICOS Vision Systems NV (a)	297	8,717
Integrated Circuit Systems, Inc. (a)	1,776	48,769
Integrated Device Technology, Inc. (a)	3,107	45,300
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Integrated Silicon Solution, Inc. (a)	686	$ 10,907
Intel Corp.	175,913	5,022,316
Intersil Corp. Class A	3,750	79,688
Intevac, Inc. (a)	636	5,724
IXYS Corp. (a)	1,068	9,986
KLA-Tencor Corp. (a)	5,535	266,676
Kopin Corp. (a)	1,497	8,114
Kulicke & Soffa Industries, Inc. (a)	1,390	15,943
Lam Research Corp. (a)	3,485	87,578
Lattice Semiconductor Corp. (a)	2,542	19,853
Linear Technology Corp.	8,716	345,677
LTX Corp. (a)	1,429	15,219
Marvell Technology Group Ltd. (a)	3,289	156,458
Mattson Technology, Inc. (a)	1,825	19,455
Maxim Integrated Products, Inc.	9,085	461,791
Micrel, Inc. (a)	2,443	36,083
Microchip Technology, Inc.	5,971	189,340
Microsemi Corp. (a)	1,598	19,560
Mindspeed Technologies, Inc. (a)	2,431	12,568
MIPS Technologies, Inc. (a)	1,934	13,422
MKS Instruments, Inc. (a)	1,246	29,107
Monolithic System Technology, Inc. (a)	1,045	7,294
Nanometrics, Inc. (a)	220	2,814
Novellus Systems, Inc. (a)	3,919	130,464
NPTest Holding Corp.	1,240	20,844
NVE Corp. (a)	65	2,049
NVIDIA Corp. (a)	4,268	100,639
O2Micro International Ltd. (a)	979	16,946
Omnivision Technologies, Inc. (a)	1,392	32,601
ON Semiconductor Corp. (a)	7,144	41,364
PDF Solutions, Inc. (a)	891	8,010
Pericom Semiconductor Corp. (a)	1,064	11,395
Photronics, Inc. (a)	1,167	20,633
Pixelworks, Inc. (a)	1,850	33,448
PLX Technology, Inc. (a)	1,370	20,427
PMC-Sierra, Inc. (a)	4,661	65,720
Power Integrations, Inc. (a)	721	19,856
Rambus, Inc. (a)	2,646	51,491
RF Micro Devices, Inc. (a)	5,561	44,488
Rudolph Technologies, Inc. (a)	390	7,254
Semitool, Inc. (a)	1,012	11,587
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Semtech Corp. (a)	2,180	$ 54,762
Sigmatel, Inc.	959	24,320
Silicon Image, Inc. (a)	2,215	26,359
Silicon Laboratories, Inc. (a)	1,408	73,484
Silicon Storage Technology, Inc. (a)	2,483	32,155
Siliconix, Inc. (a)	911	43,883
Siliconware Precision Industries Co. Ltd. ADR (a)	471	1,846
Sipex Corp. (a)	1,057	6,818
Skyworks Solutions, Inc. (a)	3,576	31,969
Standard Microsystems Corp. (a)	334	8,240
Supertex, Inc. (a)	433	6,785
Tessera Technologies, Inc.	1,246	21,930
Therma-Wave, Inc. (a)	595	2,350
Tower Semicondutor Ltd. (a)	1,870	9,930
Transmeta Corp. (a)	5,739	12,511
Transwitch Corp. (a)	3,005	4,628
Trident Microsystems, Inc. (a)	818	12,515
Tripath Technology, Inc. (a)	1,346	5,074
TriQuint Semiconductor, Inc. (a)	3,428	19,128
Ultratech, Inc. (a)	480	7,315
Varian Semiconductor Equipment Associates, Inc. (a)	1,080	39,712
Virage Logic Corp. (a)	772	5,813
Vitesse Semiconductor Corp. (a)	5,374	29,342
White Electronic Designs Corp. (a)	952	6,083
Xicor, Inc. (a)	1,102	16,585
Xilinx, Inc.	9,623	351,047
Zilog, Inc. (a)	350	3,255
Zoran Corp. (a)	1,060	18,624
		10,938,218
Software - 16.7%
Accelrys, Inc. (a)	737	7,363
Activision, Inc. (a)	4,319	68,327
Actuate Corp. (a)	879	3,287
Adobe Systems, Inc.	6,587	293,978
Advent Software, Inc. (a)	808	15,287
Agile Software Corp. (a)	1,226	9,808
Altiris, Inc. (a)	613	16,398
American Software, Inc. Class A	951	6,077
Ansoft Corp. (a)	662	9,837
Ansys, Inc. (a)	375	16,155
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Ascential Software Corp. (a)	1,519	$ 24,380
Aspen Technology, Inc. (a)	1,148	7,244
Atari, Inc. (a)	2,532	7,039
Authentidate Holding Corp. (a)	825	10,395
Autodesk, Inc.	3,419	122,605
Barra, Inc.	576	23,564
BEA Systems, Inc. (a)	10,634	91,771
BindView Development Corp. (a)	1,838	5,606
Borland Software Corp. (a)	2,486	21,877
Business Objects SA sponsored ADR (a)	1,189	26,051
Captaris, Inc. (a)	619	3,745
Catapult Communications Corp. (a)	223	3,682
CCC Information Services Group, Inc. (a)	785	11,367
Check Point Software Technologies Ltd. (a)	6,561	156,021
Citrix Systems, Inc. (a)	4,390	92,410
Cognos, Inc. (a)	2,363	79,319
Compuware Corp. (a)	11,737	93,309
Concord Communications, Inc. (a)	618	7,058
Concur Technologies, Inc. (a)	596	6,473
Convera Corp. Class A (a)	1,608	4,567
Creo, Inc. (a)	924	7,466
DataMirror Corp. (a)	206	1,566
Datastream Systems, Inc. (a)	963	6,028
Descartes Systems Group, Inc. (a)	893	1,049
Digimarc Corp. (a)	710	8,023
E.piphany, Inc. (a)	1,565	7,356
Electronic Arts, Inc. (a)	8,163	414,925
Embarcadero Technologies, Inc. (a)	915	10,367
Epicor Software Corp. (a)	1,105	14,796
EPIQ Systems, Inc. (a)	646	9,451
Evolving Systems, Inc. (a)	203	808
FileNET Corp. (a)	964	26,365
Geac Computer Corp. Ltd. (a)	2,566	15,549
Group 1 Software, Inc. (a)	627	14,333
Hummingbird Ltd. (a)	422	9,373
Hyperion Solutions Corp. (a)	1,296	51,373
Inet Technologies, Inc. (a)	1,003	8,937
Informatica Corp. (a)	2,223	17,250
Intellisync Corp. (a)	1,702	4,306
InterVideo, Inc.	139	1,896
Intervoice, Inc. (a)	854	11,965
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc. (a)	5,473	$ 214,432
Jack Henry & Associates, Inc.	2,226	43,184
JDA Software Group, Inc. (a)	644	8,147
Kronos, Inc. (a)	729	30,239
Lawson Software, Inc. (a)	3,015	21,618
Macromedia, Inc. (a)	1,663	43,238
Macrovision Corp. (a)	1,640	38,196
Magic Software Enterprises Ltd.	1,246	5,582
Magma Design Automation, Inc. (a)	958	18,298
Manhattan Associates, Inc. (a)	840	23,940
Manugistics Group, Inc. (a)	1,559	6,938
MAPICS, Inc. (a)	524	5,214
MapInfo Corp. (a)	784	7,840
Mentor Graphics Corp. (a)	2,477	39,607
Mercury Interactive Corp. (a)	2,390	114,577
Merge Technologies, Inc. (a)	516	8,509
Micromuse, Inc. (a)	1,664	9,851
MICROS Systems, Inc. (a)	491	21,324
Microsoft Corp.	292,022	7,694,744
MicroStrategy, Inc. Class A (a)	404	19,396
Mobius Management Systems, Inc. (a)	296	1,776
MRO Software, Inc. (a)	735	10,503
Nassda Corp. (a)	1,100	5,797
NDS Group PLC sponsored ADR (a)	374	9,414
NetIQ Corp. (a)	1,233	16,337
NetScout Systems, Inc. (a)	733	5,050
Novell, Inc. (a)	10,128	92,266
Nuance Communications, Inc. (a)	1,657	8,136
NYFIX, Inc. (a)	494	2,490
Open Solutions, Inc.	589	12,976
OpenTV Corp. Class A (a)	3,140	7,944
Opnet Technologies, Inc. (a)	359	5,001
Oracle Corp. (a)	142,184	1,609,523
PalmSource, Inc. (a)	398	8,060
Parametric Technology Corp. (a)	6,766	32,815
Pegasystems, Inc. (a)	1,561	13,284
PeopleSoft, Inc. (a)	9,689	173,239
Pervasive Software, Inc. (a)	1,282	7,820
Phoenix Technologies Ltd. (a)	439	2,897
Plato Learning, Inc. (a)	348	3,668
Portal Software, Inc. (a)	1,401	6,445
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Progress Software Corp. (a)	1,152	$ 21,554
QAD, Inc. (a)	960	10,147
Quality Systems, Inc. (a)	238	11,122
Quest Software, Inc. (a)	2,378	31,651
Radiant Systems, Inc. (a)	1,048	4,706
Red Hat, Inc. (a)	5,129	140,176
Renaissance Learning, Inc.	849	17,821
Retalix Ltd. (a)	179	3,535
Roxio, Inc. (a)	1,962	8,770
RSA Security, Inc. (a)	2,264	41,522
ScanSoft, Inc. (a)	3,794	19,881
SCO Group, Inc. (a)	176	920
Secure Computing Corp. (a)	771	6,831
SERENA Software, Inc. (a)	1,125	23,895
Siebel Systems, Inc. (a)	12,942	139,774
Sonic Solutions, Inc. (a)	602	12,793
SPSS, Inc. (a)	683	11,372
SS&C Technologies, Inc.	624	14,346
Symantec Corp. (a)	8,600	393,880
Synopsys, Inc. (a)	4,176	123,610
Synplicity, Inc. (a)	483	2,826
Take-Two Interactive Software, Inc. (a)	1,273	37,897
TALX Corp.	391	9,071
Tecnomatix Technologies Ltd. (a)	525	7,271
THQ, Inc. (a)	1,060	22,355
TIBCO Software, Inc. (a)	5,330	44,239
Transaction Systems Architects, Inc. Class A (a)	901	17,002
Ulticom, Inc. (a)	1,349	12,681
Ultimate Software Group, Inc. (a)	884	11,359
VA Software Corp. (a)	2,086	4,923
Vastera, Inc. (a)	987	3,405
Verint Systems, Inc. (a)	1,071	32,955
Verisity Ltd. (a)	243	1,317
VERITAS Software Corp. (a)	11,967	318,322
Verity, Inc. (a)	785	10,912
WatchGuard Technologies, Inc. (a)	1,411	9,186
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Wind River Systems, Inc. (a)	2,650	$ 27,269
Witness Systems, Inc. (a)	501	7,219
		13,917,012
TOTAL INFORMATION TECHNOLOGY		42,366,868
MATERIALS - 0.9%
Chemicals - 0.3%
A. Schulman, Inc.	796	15,896
Akzo Nobel NV sponsored ADR	1,398	50,315
Hawkins, Inc.	1,094	13,139
Headwaters, Inc. (a)	816	17,054
LESCO, Inc. (a)	1,061	13,719
Methanex Corp.	2,983	34,202
Nanophase Technologies Corp. (a)	626	4,501
Sigma Aldrich Corp.	1,623	92,690
Symyx Technologies, Inc. (a)	746	17,971
		259,487
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,257	8,774
Containers & Packaging - 0.2%
Anchor Glass Container Corp.	822	12,725
Caraustar Industries, Inc. (a)	704	9,420
Silgan Holdings, Inc.	449	18,831
Smurfit-Stone Container Corp. (a)	6,596	119,783
		160,759
Metals & Mining - 0.4%
Aber Diamond Corp. (a)	1,457	48,693
Alliance Resource Partners LP	215	8,660
Anglo American PLC ADR	599	12,621
Century Aluminum Co. (a)	647	14,991
Commonwealth Industries, Inc.	656	5,871
Durban Roodepoort Deep Ltd. sponsored ADR (a)	4,781	14,008
Gibraltar Steel Corp.	661	19,136
Ivanhoe Mines Ltd. (a)	6,355	42,057
Metal Management, Inc. (a)	906	14,197
Metals USA, Inc. (a)	510	7,599
NN, Inc.	463	5,496
Pan American Silver Corp. (a)	1,556	21,189
Randgold Resources Ltd. ADR (a)	512	9,313
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Roanoke Electric Steel Corp.	599	$ 7,877
Royal Gold, Inc.	349	4,862
Schnitzer Steel Industries, Inc. Class A	499	13,802
Silver Standard Resources, Inc. (a)	871	10,364
Steel Dynamics, Inc. (a)	1,217	31,155
Steel Technologies, Inc.	420	8,967
Wheeling Pittsburgh Corp. (a)	523	9,247
		310,105
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	976	8,247
TOTAL MATERIALS		747,372
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.3%
Allstream, Inc. Class B (ltd. vtg.)	469	24,641
Commonwealth Telephone Enterprises, Inc. (a)	639	27,094
CT Communications, Inc.	802	10,987
D&E Communications, Inc.	839	10,873
General Communications, Inc. Class A (a)	1,637	12,981
Global Crossing Ltd. (a)	485	8,488
Golden Telecom, Inc.	919	23,673
HickoryTech Corp.	972	10,916
ITC DeltaCom, Inc. (a)	752	4,662
Level 3 Communications, Inc. (a)	17,867	69,681
McLeodUSA, Inc. Class A (a)	5,360	3,484
North Pittsburgh Systems, Inc.	769	14,842
Primus Telecommunications Group, Inc. (a)	2,302	13,950
PTEK Holdings, Inc. (a)	1,616	16,952
Shenandoah Telecommunications Co.	346	8,166
SureWest Communications	400	12,828
Talk America Holdings, Inc. (a)	989	9,306
Time Warner Telecom, Inc. Class A (a)	1,250	5,325
U.S. LEC Corp. Class A (a)	1,291	4,996
Warwick Valley Telephone Co.	420	8,820
		302,665
Wireless Telecommunication Services - 1.4%
Aether Systems, Inc. (a)	2,467	8,412
Alamosa Holdings, Inc. (a)	2,332	16,441
Arch Wireless, Inc. Class A (a)	623	19,743
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
At Road, Inc. (a)	2,107	$ 18,731
Boston Communications Group, Inc. (a)	912	9,667
Centennial Communications Corp. Class A (a)	2,281	16,469
Dobson Communications Corp. Class A (a)	2,490	7,595
EMS Technologies, Inc. (a)	443	9,640
Metrocall Holdings, Inc. (a)	148	10,228
Millicom International Cellular SA (a)	3,019	69,558
Nextel Communications, Inc. Class A (a)	29,061	672,181
Nextel Partners, Inc. Class A (a)	5,215	85,057
NII Holdings, Inc. (a)	1,851	66,951
SBA Communications Corp. Class A (a)	933	3,601
STET Hellas Telecommunications SA ADR	213	3,344
Telesystem International Wireless, Inc. (a)	3,854	32,979
Tom Online, Inc. ADR	200	2,630
Ubiquitel, Inc. (a)	2,048	8,663
Western Wireless Corp. Class A (a)	2,150	58,867
Wireless Facilities, Inc. (a)	1,634	15,490
		1,136,247
TOTAL TELECOMMUNICATION SERVICES		1,438,912
UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	408	12,379
Otter Tail Corp.	877	22,416
		34,795
Gas Utilities - 0.0%
EnergySouth, Inc.	310	11,290
Inergy LP	330	7,527
		18,817
Water Utilities - 0.1%
Artesian Resources Corp. Class A	472	12,876
Connecticut Water Service, Inc.	559	14,058
Middlesex Water Co.	728	14,312
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Water Utilities - continued
Southwest Water Co.	973	$ 11,812
York Water Co.	610	12,054
		65,112
TOTAL UTILITIES		118,724
TOTAL COMMON STOCKS (Cost $80,943,713)		81,113,363
U.S. Treasury Obligations - 0.6%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.9% 7/8/04 (c) (Cost $499,538)	$ 500,000	499,531
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 1.09% (b)	1,495,755	1,495,755
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	879,809	879,809
TOTAL MONEY MARKET FUNDS (Cost $2,375,564)		2,375,564
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $83,818,815)		83,988,458
NET OTHER ASSETS - (0.8)%		(644,788)
NET ASSETS - 100%		$ 83,343,670
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
67 Nasdaq 100 E-Mini Index Contracts	June 2004	$ 1,965,780	$ 69,626
The face value of futures purchased as a percentage of net assets - 2.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $499,531.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $56,716,999 and $1,479,789, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $850,844) (cost $83,818,815) - See accompanying schedule		$ 83,988,458
Cash		14,254
Receivable for investments sold		30,882
Receivable for fund shares sold		335,379
Dividends receivable		27,880
Interest receivable		2,315
Prepaid expenses		5,987
Receivable from investment adviser for expense reductions		13,162
Other affiliated receivables		477
Other receivables		380
Total assets		84,419,174

Liabilities
Payable for investments purchased	$ 23,834
Payable for fund shares redeemed	106,489
Accrued management fee	15,944
Distribution fees payable	11,824
Other affiliated payables	13,259
Other payables and accrued expenses	24,345
Collateral on securities loaned, at value	879,809
Total liabilities		1,075,504

Net Assets		$ 83,343,670
Net Assets consist of:
Paid in capital		$ 83,153,744
Undistributed net investment income		2,587
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(51,931)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		239,270
Net Assets, for 3,062,391 shares outstanding		$ 83,343,670
Net Asset Value, offering price and redemption price per share ($83,343,670 ÷ 3,062,391 shares)		$ 27.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 150,004
Interest		15,669
Security lending		1,177
Total income		166,850

Expenses
Management fee	$ 81,470
Transfer agent fees	51,176
Distribution fees	20,372
Licensing fees	16,977
Accounting and security lending fees	16,676
Non-interested trustees' compensation	136
Custodian fees and expenses	13,166
Registration fees	21,715
Audit	33,915
Legal	2,592
Miscellaneous	78
Total expenses before reductions	258,273
Expense reductions	(106,403)	151,870
Net investment income (loss)		14,980
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	76,126
Foreign currency transactions	(2)
Futures contracts	(30,887)
Total net realized gain (loss)		45,237
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,817,540)
Assets and liabilities in foreign currencies	1
Futures contracts	53,122
Total change in net unrealized appreciation (depreciation)		(1,764,417)
Net gain (loss)		(1,719,180)
Net increase (decrease) in net assets resulting from operations		$ (1,704,200)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	For the period September 25, 2003 (commencement of operations) to November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,980	$ 15,979
Net realized gain (loss)	45,237	(17,339)
Change in net unrealized appreciation (depreciation)	(1,764,417)	2,003,687
Net increase (decrease) in net assets resulting from operations	(1,704,200)	2,002,327
Distributions to shareholders from net investment income	(27,466)	-
Distributions to shareholders from net realized gain	(74,806)	-
Total distributions	(102,272)	-
Share transactions Net proceeds from sales of shares	73,386,880	55,487,175
Reinvestment of distributions	96,366	-
Cost of shares redeemed	(18,085,352)	(27,812,489)
Net increase (decrease) in net assets resulting from share transactions	55,397,894	27,674,686
Redemption fees	65,551	9,684
Total increase (decrease) in net assets	53,656,973	29,686,697

Net Assets
Beginning of period	29,686,697	-
End of period (including undistributed net investment income of $2,587 and undistributed net investment income of $15,971, respectively)	$ 83,343,670	$ 29,686,697
Other Information Shares
Sold	2,619,990	2,150,156
Issued in reinvestment of distributions	3,434	-
Redeemed	(661,830)	(1,049,359)
Net increase (decrease)	1,961,594	1,100,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2004	Year ended November 30,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 26.97	$ 25.00
Income from Investment Operations
Net investment income (loss) D	.01	.01
Net realized and unrealized gain (loss)	.27 E	1.95
Total from investment operations	.28	1.96
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.04)	-
Total distributions	(.06)	-
Redemption fees added to paid in capital D	.03	.01
Net asset value, end of period	$ 27.22	$ 26.97
Total Return B, C	1.15%	7.88%
Ratios to Average Net Assets G
Expenses before expense reductions	.76% A	1.30% A
Expenses net of voluntary waivers, if any	.45% A	.45% A
Expenses net of all reductions	.45% A	.45% A
Net investment income (loss)	.04% A	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,344	$ 29,687
Portfolio turnover rate	5% A	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period September 25, 2003 (commencement of operations) to November 30, 2003.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Nasdaq Composite Index Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to futures transactions and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 6,347,869
Unrealized depreciation	(6,288,168)
Net unrealized appreciation (depreciation)	$ 59,701
Cost for federal income tax purposes	$ 83,928,757

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .24% of the fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (GeodeSM), serves as sub-adviser for the fund. Geode provides discretionary investment advisory services to the fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted a Distribution and Service Plan. The fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on an annual percentage of the fund's average net assets of up to .25%. In addition, FDC pays Nasdaq for marketing services provided to the fund. For the period, the distribution fees were equivalent to an annualized rate of .06% of average net assets. The total amounts paid to and retained by FDC were $20,372 and $0, respectively.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays Nasdaq an annual licensing fee for the use of the Nasdaq Composite Index. FMR has entered into a sub-license agreement with the fund whereby the fund pays FMR the amount of the license fee at the rate of up to .06% of the fund's average net assets.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $13,440 for the period.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse the fund through October 1, 2006, to the extent operating expenses exceeded .45% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $106,377.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $26.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

Fidelity's Index Funds

Fidelity® Nasdaq Composite®
Index Fund

Four-In-One Index Fund

Spartan Extended Market Index Fund

Spartan International Index Fund

Spartan 500 Index Fund

Spartan Total Market Index Fund

EIF-USAN-0704
1.802767.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Nasdaq Composite® Index Tracking Stock

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Premium/Discount Analysis	<Click Here>	Information regarding the fund's NAV and market price.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-FIDELITY, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Nasdaq® and Nasdaq Composite® are trademarks of The Nasdaq Stock Market, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other agency, and are subject to investment risks, including the possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Premium/Discount
Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite® Index Tracking Stock (the fund) are listed on the Nasdaq stock market and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on the Nasdaq stock market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Period Ended May 31, 2004

From commencement of operations*
to May 31, 2004	Closing Market Price Below NAV		Closing Market Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	95	55.56%	70	40.94%
25 - <50	5	2.92%	1	0.58%
50 - <75	0	-	0	-
75 - <100	0	-	0	-
100 or greater	0	-	0	-
Total	100	58.48%	71	41.52%

* September 25, 2003.

Annual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	9.5	9.6
Intel Corp.	6.2	7.5
Cisco Systems, Inc.	5.1	5.5
Dell, Inc.	3.0	3.1
Amgen, Inc.	2.3	2.6
Oracle Corp.	2.0	2.2
eBay, Inc.	1.9	1.2
QUALCOMM, Inc.	1.8	1.2
Yahoo!, Inc.	1.4	1.0
Comcast Corp. Class A	1.3	1.5
	34.5
Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	52.1	54.2
Health Care	13.5	12.6
Consumer Discretionary	12.9	12.2
Financials	10.8	10.8
Industrials	5.6	5.2
Telecommunication Services	1.7	1.9
Consumer Staples	1.4	1.3
Materials	1.0	0.9
Energy	0.4	0.4
Utilities	0.2	0.1
Asset Allocation (% of fund's net assets)

To match the Nasdaq Composite® Index, Fidelity Nasdaq Composite Index Tracking Stock seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments May 31, 2004

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	1,437	$ 21,038
Decoma International, Inc. Class A (sub. vtg.)	1,920	18,122
Dura Automotive Systems, Inc. Class A (a)	1,489	14,086
Exide Technologies (a)	1,055	20,045
Gentex Corp.	3,308	125,704
Hayes Lemmerz International, Inc. (a)	1,319	17,450
Keystone Automotive Industries, Inc. (a)	944	25,960
LKQ Corp.	1,089	20,157
Modine Manufacturing Co.	1,736	52,340
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	412	2,064
R&B, Inc. (a)	1,167	21,881
Sports Resorts International, Inc. (a)	2,825	12,035
Tesma International, Inc. Class A (sub. vtg.)	506	12,640
		363,522
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	1,406	28,598
Distributors - 0.0%
Source Interlink Companies, Inc. (a)	1,652	17,346
Hotels, Restaurants & Leisure - 1.5%
Ameristar Casinos, Inc.	1,221	40,098
Applebee's International, Inc.	2,056	77,922
Bob Evans Farms, Inc.	1,413	36,300
Buffalo Wild Wings, Inc.	475	14,155
California Pizza Kitchen, Inc. (a)	848	16,010
CBRL Group, Inc.	1,832	59,082
Chicago Pizza & Brewery, Inc. (a)	1,288	17,285
Churchill Downs, Inc.	736	27,880
Ctrip.com International Ltd. ADR	155	4,179
Empire Resorts, Inc. (a)	1,095	16,403
International Speedway Corp. Class A	1,104	51,502
Isle of Capri Casinos, Inc. (a)	1,413	27,384
Lakes Entertainment, Inc. (a)	1,826	22,569
Lone Star Steakhouse & Saloon, Inc.	928	23,571
Magna Entertainment Corp. Class A (a)	3,517	18,359
MTR Gaming Group, Inc. (a)	1,720	16,013
Multimedia Games, Inc. (a)	1,166	26,317
Navigant International, Inc. (a)	1,024	17,797
O'Charleys, Inc. (a)	1,088	19,812
Orbitz, Inc. Class A	482	9,761
P.F. Chang's China Bistro, Inc. (a)	827	37,430
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Panera Bread Co. Class A (a)	1,406	$ 48,816
Papa John's International, Inc. (a)	864	25,134
Penn National Gaming, Inc. (a)	1,549	46,439
Rare Hospitality International, Inc. (a)	1,429	36,554
Red Robin Gourmet Burgers, Inc. (a)	848	23,320
Ryan's Family Steak Houses, Inc. (a)	2,180	36,689
Scientific Games Corp. Class A (a)	2,664	49,337
Shuffle Master, Inc. (a)	1,034	34,608
Smith & Wollensky Restaurant Group, Inc. (a)	2,617	16,853
Sonic Corp. (a)	2,347	52,056
Starbucks Corp. (a)	16,899	686,775
The Cheesecake Factory, Inc. (a)	2,174	84,829
Wynn Resorts Ltd. (a)	3,541	136,683
		1,857,922
Household Durables - 0.4%
Bassett Furniture Industries, Inc.	499	9,495
Craftmade International, Inc.	720	14,976
Dominion Homes, Inc. (a)	560	17,086
Dorel Industries, Inc. Class B (sub. vtg.) (a)	1,104	35,153
Flexsteel Industries, Inc.	944	20,409
Garmin Ltd.	4,473	155,303
Helen of Troy Ltd. (a)	1,141	38,144
Hooker Furniture Corp.	832	17,813
Interface, Inc. Class A (a)	3,081	21,567
Kimball International, Inc. Class B	1,517	20,995
Lifetime Hoan Corp.	488	9,984
Palm Harbor Homes, Inc. (a)	1,189	22,520
Stanley Furniture Co., Inc.	608	25,153
Technical Olympic USA, Inc. (a)	1,173	38,181
Universal Electronics, Inc. (a)	1,368	20,164
		466,943
Internet & Catalog Retail - 3.5%
1-800-FLOWERS.com, Inc. Class A (a)	1,916	18,374
Alloy, Inc. (a)	2,681	13,432
Amazon.com, Inc. (a)	17,028	822,282
Blue Nile, Inc.	731	24,657
Coldwater Creek, Inc. (a)	1,384	36,828
Drugstore.com, Inc. (a)	3,485	16,170
eBay, Inc. (a)	27,513	2,443,154
GSI Commerce, Inc. (a)	1,980	16,236
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Insight Enterprises, Inc. (a)	2,312	$ 42,448
InterActiveCorp (a)	27,225	851,054
J. Jill Group, Inc. (a)	1,112	22,718
Netflix, Inc. (a)	2,177	71,885
Overstock.com, Inc. (a)	832	29,944
Priceline.com, Inc. (a)	1,640	42,968
Provide Commerce, Inc.	467	10,862
Stamps.com, Inc.	1,662	21,955
ValueVision Media, Inc. Class A (a)	1,732	20,784
		4,505,751
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	848	19,546
Concord Camera Corp. (a)	1,604	4,956
JAKKS Pacific, Inc. (a)	1,325	23,559
Radica Games Ltd.	2,288	19,860
RC2 Corp. (a)	944	26,394
SCP Pool Corp.	1,509	60,737
		155,052
Media - 4.1%
ACME Communications, Inc. (a)	1,948	15,078
Alliance Atlantis Communications, Inc. Class B (non-vtg.) (a)	1,700	29,918
Beasley Broadcast Group, Inc. Class A (a)	1,008	15,443
Cadmus Communications Corp.	1,525	21,015
Carmike Cinemas, Inc.	656	24,010
Central European Media Enterprises Ltd. Class A (a)	1,463	31,850
Charter Communications, Inc. Class A (a)	13,665	52,610
Comcast Corp.:
Class A (a)	57,262	1,657,735
Class A (special) (a)	37,385	1,059,865
Crown Media Holdings, Inc. Class A (a)	3,949	35,738
Cumulus Media, Inc. Class A (a)	2,184	40,491
EchoStar Communications Corp. Class A (a)	10,651	342,536
Emmis Communications Corp. Class A (a)	2,072	45,170
Equity Marketing, Inc. (a)	1,085	13,931
Fisher Communications, Inc. (a)	400	20,196
Gemstar-TV Guide International, Inc. (a)	17,934	80,703
Grey Global Group, Inc.	48	36,240
Harris Interactive, Inc. (a)	2,921	21,732
IMAX Corp. (a)	1,695	9,462
Insight Communications, Inc. Class A (a)	2,585	24,713
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Knology, Inc.	2,129	$ 13,115
Lamar Advertising Co. Class A (a)	3,717	151,914
LodgeNet Entertainment Corp. (a)	1,221	24,139
MDC Partners, Inc. (a)	980	11,675
Mediacom Communications Corp. Class A (a)	4,465	36,167
NTL, Inc. (a)	3,692	218,197
PanAmSat Corp. (a)	6,339	147,255
Pixar (a)	2,184	148,184
Private Media Group, Inc. (a)	4,801	11,090
Radio One, Inc.:
Class A (a)	992	17,142
Class D (non-vtg.) (a)	3,397	58,700
Regent Communication, Inc. (a)	2,793	16,479
Reuters Group PLC sponsored ADR	1,365	54,545
Salem Communications Corp. Class A (a)	848	25,440
SBS Broadcasting SA (a)	1,237	38,780
Scholastic Corp. (a)	1,565	44,196
Sinclair Broadcast Group, Inc. Class A	2,172	24,001
Sirius Satellite Radio, Inc. (a)	52,034	156,102
Spanish Broadcasting System, Inc. Class A (a)	1,900	18,335
TiVo, Inc. (a)	3,177	24,177
UnitedGlobalCom, Inc. Class A (a)	17,017	125,415
Value Line, Inc.	448	17,347
WPP Group PLC sponsored ADR	909	45,449
XM Satellite Radio Holdings, Inc. Class A (a)	7,821	196,933
Young Broadcasting, Inc. Class A (a)	944	13,518
		5,216,731
Multiline Retail - 0.4%
Conn's, Inc.	1,181	20,148
Dollar Tree Stores, Inc. (a)	4,830	134,757
Fred's, Inc. Class A	2,006	42,166
Kmart Holding Corp. (a)	3,881	203,558
Tuesday Morning Corp. (a)	1,784	50,933
		451,562
Specialty Retail - 2.3%
AC Moore Arts & Crafts, Inc. (a)	928	24,592
American Eagle Outfitters, Inc. (a)	3,124	90,471
bebe Stores, Inc. (a)	1,632	32,607
Bed Bath & Beyond, Inc. (a)	12,663	471,697
Big 5 Sporting Goods Corp. (a)	1,136	27,730
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Brookstone Co., Inc. (a)	1,178	$ 22,747
Casual Male Retail Group, Inc. (a)	2,060	14,008
Charlotte Russe Holding, Inc. (a)	1,192	22,040
Charming Shoppes, Inc. (a)	5,503	47,106
Cost Plus, Inc. (a)	912	29,996
Deb Shops, Inc.	784	18,808
Dress Barn, Inc. (a)	1,405	24,602
Electronics Boutique Holding Corp. (a)	1,157	31,887
Finish Line, Inc. Class A (a)	497	16,550
Goody's Family Clothing, Inc.	1,752	20,919
Guitar Center, Inc. (a)	627	26,898
Gymboree Corp. (a)	1,237	18,048
Hibbett Sporting Goods, Inc. (a)	1,104	28,682
Hollywood Entertainment Corp. (a)	2,617	34,754
Hot Topic, Inc. (a)	2,056	44,430
Jos. A. Bank Clothiers, Inc. (a)	432	14,079
Kirkland's, Inc. (a)	976	11,468
Monro Muffler Brake, Inc. (a)	816	20,220
Movie Gallery, Inc.	1,413	26,268
O'Reilly Automotive, Inc. (a)	2,216	99,565
Pacific Sunwear of California, Inc. (a)	2,996	65,163
PC Connection, Inc. (a)	1,461	11,206
PETCO Animal Supplies, Inc. (a)	2,360	74,623
PETsMART, Inc.	6,127	190,488
Pomeroy IT Solutions, Inc.	1,021	12,987
Rent-A-Center, Inc. (a)	3,252	96,097
Restoration Hardware, Inc. (a)	2,172	14,574
Ross Stores, Inc.	6,036	158,083
Select Comfort Corp. (a)	1,445	39,160
Sharper Image Corp. (a)	704	19,853
Shoe Carnival, Inc. (a)	884	12,182
Stage Stores, Inc. (a)	816	30,698
Staples, Inc.	20,821	574,243
Stein Mart, Inc. (a)	2,697	38,945
Steiner Leisure Ltd. (a)	896	17,553
TBC Corp. (a)	1,072	27,218
The Children's Place Retail Stores, Inc. (a)	1,285	30,429
Tractor Supply Co. (a)	1,847	71,165
Trans World Entertainment Corp. (a)	2,389	23,842
Tweeter Home Entertainment Group, Inc. (a)	1,752	11,668
Urban Outfitters, Inc. (a)	1,677	92,101
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
West Marine, Inc. (a)	960	$ 25,210
Wet Seal, Inc. Class A (a)	1,493	8,704
Wilsons Leather Experts, Inc. (a)	1,704	5,708
		2,872,072
Textiles Apparel & Luxury Goods - 0.3%
Cherokee, Inc.	688	15,824
Columbia Sportswear Co. (a)	1,656	89,590
Deckers Outdoor Corp. (a)	929	23,225
Fossil, Inc. (a)	3,108	73,846
Haggar Corp.	1,152	23,224
K-Swiss, Inc. Class A	1,120	22,400
Maxwell Shoe Co., Inc. Class A (a)	625	13,956
Oshkosh B'Gosh, Inc. Class A	608	13,723
Perry Ellis International, Inc. (a)	528	12,661
Quaker Fabric Corp.	2,220	17,693
Steven Madden Ltd. (a)	704	13,594
Tandy Brands Accessories, Inc.	1,080	14,515
Vans, Inc. (a)	1,240	25,308
Warnaco Group, Inc. (a)	1,944	38,744
		398,303
TOTAL CONSUMER DISCRETIONARY		16,333,802
CONSUMER STAPLES - 1.4%
Beverages - 0.0%
Coca-Cola Bottling Co. Consolidated	336	18,672
MGP Ingredients, Inc.	667	23,779
Robert Mondavi Corp. Class A (a)	512	17,828
		60,279
Food & Staples Retailing - 1.0%
Arden Group, Inc. Class A	272	21,896
Casey's General Stores, Inc.	1,988	32,464
Central European Distribution Corp. (a)	528	15,988
Costco Wholesale Corp.	19,421	733,725
Fresh Brands, Inc.	1,192	9,847
Ingles Markets, Inc. Class A	1,873	19,854
NeighborCare, Inc. (a)	1,768	53,040
Pathmark Stores, Inc. (a)	1,980	13,365
Performance Food Group Co. (a)	1,656	54,383
The Pantry, Inc. (a)	1,230	22,325
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Topps Co., Inc.	2,044	$ 17,721
United Natural Foods, Inc. (a)	1,604	40,565
Whole Foods Market, Inc.	2,328	200,208
Wild Oats Markets, Inc. (a)	1,684	22,818
		1,258,199
Food Products - 0.3%
Alico, Inc.	560	19,768
Bridgford Foods Corp.	2,028	15,616
Cal-Maine Foods, Inc.	1,186	16,367
Calavo Growers, Inc.	2,220	22,733
Central Garden & Pet Co. Class A (a)	704	26,168
Farmer Brothers Co.	800	22,848
Hain Celestial Group, Inc. (a)	1,549	27,417
J&J Snack Foods Corp. (a)	464	18,449
Lancaster Colony Corp.	1,205	48,236
Lance, Inc.	1,588	24,217
Peet's Coffee & Tea, Inc. (a)	688	15,673
Riviana Foods, Inc.	608	15,954
Sanderson Farms, Inc.	840	38,640
SunOpta, Inc. (a)	3,052	24,681
		336,767
Household Products - 0.0%
WD-40 Co.	720	21,931
Personal Products - 0.1%
Chattem, Inc. (a)	1,088	28,919
Elizabeth Arden, Inc. (a)	976	21,511
First Years, Inc.	1,309	21,926
Inter Parfums, Inc.	991	24,943
Mannatech, Inc.	1,876	19,060
USANA Health Sciences, Inc. (a)	864	24,054
		140,413
TOTAL CONSUMER STAPLES		1,817,589
ENERGY - 0.4%
Energy Equipment & Services - 0.2%
Cal Dive International, Inc. (a)	1,429	40,141
Global Industries Ltd. (a)	4,946	26,906
Gulfmark Offshore, Inc. (a)	1,096	14,741
Horizon Offshore, Inc. (a)	3,229	3,939
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Hydril Co. (a)	672	$ 19,327
Lufkin Industries, Inc.	704	21,296
Patterson-UTI Energy, Inc.	3,044	93,329
Seabulk International, Inc. (a)	1,800	15,966
Tesco Corp. (a)	1,784	12,697
Torch Offshore, Inc. (a)	3,145	8,303
		256,645
Oil & Gas - 0.2%
Brigham Exploration Co. (a)	2,341	19,948
Canada Southern Petroleum Ltd. (ltd. vtg.) (a)	1,265	5,138
Clayton Williams Energy, Inc. (a)	496	11,378
Crosstex Energy, Inc.	315	13,192
Delta Petroleum Corp. (a)	2,623	35,043
Dorchester Minerals LP	1,237	21,957
Enterra Energy Trust	1,156	13,629
FX Energy, Inc. (a)	1,154	9,659
Golar LNG Ltd. (Nasdaq) (a)	2,437	32,997
Ivanhoe Energy, Inc. (a)	6,330	14,134
Marine Petroleum Trust	493	14,790
Petroleum Development Corp. (a)	610	14,988
Prima Energy Corp. (a)	624	23,774
Syntroleum Corp. (a)	2,835	17,861
TC Pipelines LP	672	21,511
The Exploration Co. of Delaware, Inc. (a)	2,761	10,519
		280,518
TOTAL ENERGY		537,163
FINANCIALS - 10.8%
Capital Markets - 1.0%
American Capital Strategies Ltd.	2,568	68,643
Ameritrade Holding Corp. (a)	18,459	219,478
Gladstone Capital Corp.	848	17,045
Harris & Harris Group, Inc. (a)	1,311	19,665
Investors Financial Services Corp.	2,693	105,350
Knight Trading Group, Inc. (a)	5,199	59,581
MCG Capital Corp.	1,668	25,837
MFC Bancorp Ltd. (a)	960	16,992
Northern Trust Corp.	8,983	385,820
Sanders Morris Harris Group, Inc.	1,048	14,096
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
SEI Investments Co.	4,329	$ 127,662
T. Rowe Price Group, Inc.	5,070	244,171
TradeStation Group, Inc. (a)	1,932	13,157
		1,317,497
Commercial Banks - 6.1%
1st Source Corp.	1,088	24,698
ABC Bancorp	1,184	23,289
Alabama National Bancorp, Delaware	642	32,960
Alliance Financial Corp.	627	17,600
Amcore Financial, Inc.	832	24,186
American National Bankshares, Inc.	876	19,666
American River Holdings	768	16,205
AmericanWest Bancorp (a)	845	15,142
Associated Banc-Corp.	4,638	135,662
Banc Corp. (a)	2,553	17,463
BancTrust Financial Group, Inc.	1,168	20,148
Bank of Granite Corp.	880	17,046
Bank of the Ozarks, Inc.	768	18,586
Banner Corp.	784	22,893
BNC Bancorp	1,168	20,160
BOK Financial Corp.	2,048	78,336
Boston Private Financial Holdings, Inc.	880	20,143
BSB Bancorp, Inc.	640	22,240
Capital Bank Corp.	1,040	17,077
Capital City Bank Group, Inc.	464	18,040
Cascade Bancorp	1,082	19,281
Cascade Financial Corp.	1,118	18,324
Cathay General Bancorp	811	51,215
Cavalry Bancorp, Inc.	1,280	19,277
Center Bancorp, Inc.	1,058	12,421
Center Financial Corp., California	1,437	21,196
Central Coast Bancorp (a)	968	16,117
Century Bancorp, Inc. Class A (non-vtg.)	528	17,266
Chemical Financial Corp.	944	33,087
Chester Valley Bancorp, Inc.	911	18,630
Citizens Banking Corp.	1,624	48,704
City Holding Co.	608	18,252
CNB Financial Corp.	1,305	19,131
CNB Florida Bancshares, Inc.	880	20,249
CoBiz, Inc.	1,422	19,680
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Colony Bankcorp, Inc.	846	$ 17,978
Columbia Bancorp	592	16,990
Columbia Bancorp, Oregon	1,280	17,370
Columbia Banking Systems, Inc.	873	18,525
Commerce Bancshares, Inc.	2,886	134,343
Commercial Bankshares, Inc.	834	21,309
Community Bank of Northern Virginia	632	9,878
Community Banks, Inc.	540	15,001
Community First Bankshares, Inc.	1,221	39,194
Community Trust Bancorp, Inc.	568	17,705
Compass Bancshares, Inc.	5,246	220,594
CVB Financial Corp.	1,979	41,124
East West Bancorp, Inc.	736	44,653
Eastern Virgina Bankshares, Inc.	528	10,560
Farmers Capital Bank Corp.	576	18,696
Fidelity Southern Corp.	1,541	20,804
Fifth Third Bancorp	23,624	1,282,547
Financial Institutions, Inc.	704	15,798
First Bancorp, North Carolina	512	15,616
First Charter Corp.	1,349	28,248
First Citizen Bancshares, Inc.	320	37,120
First Citizens Banc Corp.	784	18,228
First Community Bancorp, California	656	23,813
First Community Bancshares, Inc.	368	9,936
First Financial Bancorp, Ohio	2,084	35,491
First Financial Bankshares, Inc.	544	22,059
First Financial Corp., Indiana	576	16,716
First Indiana Corp.	992	19,572
First M&F Corp.	671	22,203
First Mariner Bancorp, Inc. (a)	928	16,546
First Merchants Corp.	624	14,995
First Midwest Bancorp, Inc., Delaware	1,928	66,034
First Oak Brook Bancshares, Inc.	624	18,096
First of Long Island Corp.	464	20,063
First South Bancorp, Inc., Virginia	768	19,215
First United Corp.	940	19,702
Firstbank Corp., Michigan	813	21,585
FirstMerit Corp.	3,076	75,977
Flag Financial Corp.	1,600	20,000
FNB Corp., North Carolina	976	18,934
FNB Corp., Virginia	624	17,659
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
FNB Financial Services Corp.	1,072	$ 19,832
Foothill Independent Bancorp	1,034	21,104
Frontier Financial Corp., Washington	432	14,675
Fulton Financial Corp.	4,780	99,137
GB&T Bancshares, Inc.	640	17,453
German American Bancorp	1,008	16,350
Glacier Bancorp, Inc.	980	25,892
Gold Banc Corp., Inc.	1,739	28,485
Greater Bay Bancorp	2,104	60,406
Greater Community Bancorp	1,261	17,717
Grupo Financiero Galicia SA sponsored ADR (a)	1,938	10,911
Hancock Holding Co.	1,375	37,785
Hanmi Financial Corp.	1,703	44,874
Harleysville National Corp., Pennsylvania	816	20,359
Heartland Financial USA, Inc.	768	13,440
Heritage Commerce Corp. (a)	1,429	20,278
Humboldt Bancorp	992	18,521
Huntington Bancshares, Inc.	9,623	218,153
Independent Bank Corp., Massachusetts	640	16,973
Independent Bank Corp., Michigan	704	17,832
Integra Bank Corp.	880	18,471
Interchange Financial Services Corp.	816	18,727
International Bancshares Corp.	1,477	78,015
Lakeland Bancorp, Inc.	1,114	17,546
Lakeland Financial Corp.	715	23,352
LNB Bancorp, Inc.	1,008	19,606
Local Financial Corp. (a)	768	16,735
LSB Bancshares, Inc.	1,072	16,337
Main Street Banks, Inc.	704	18,628
MB Financial, Inc.	880	29,647
MBT Financial Corp.	1,088	19,040
Mercantile Bankshares Corp.	3,324	155,198
Merchants Bancshares, Inc.	815	20,791
Mid-State Bancshares	928	20,824
National Bankshares, Inc.	444	17,849
National Penn Bancshares, Inc.	992	28,441
NBT Bancorp, Inc.	1,333	28,966
Northern States Financial Corp.	770	20,290
Old Point Financial Corp.	681	20,491
Omega Financial Corp.	464	15,303
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Pacific Capital Bancorp	1,157	$ 42,635
Patriot Bank Corp., Pennsylvania	315	8,858
Pennrock Financial Services Corp.	512	14,725
Penns Woods Bancorp, Inc.	497	21,644
Peoples Bancorp, Inc.	528	13,380
Pinnacle Financial Partners, Inc. (a)	1,252	19,782
Popular, Inc.	5,570	240,624
Premierwest Bancorp (a)	2,062	21,032
PrivateBancorp, Inc.	432	24,386
Prosperity Bancshares, Inc.	688	16,106
Provident Bankshares Corp.	1,262	36,409
Provident Financial Group, Inc.	1,832	73,353
Republic Bancorp, Inc.	2,633	34,993
Republic Bancorp, Inc. Class A	1,008	19,404
Republic First Bancorp, Inc. (a)	1,477	17,576
Riggs National Corp.	1,248	27,256
Royal Bancshares of Pennsylvania, Inc. Class A	718	16,399
Rurban Financial Corp. (a)	1,208	14,979
S&T Bancorp, Inc.	960	28,704
Sandy Spring Bancorp, Inc.	480	16,800
SCBT Financial Corp.	320	9,302
Seacoast Banking Corp., Florida	912	18,276
Security Bank Corp., Georgia	721	23,252
Shore Bancshares, Inc.	400	11,800
Sierra Bancorp	1,406	21,371
Signature Bank, New York	1,067	26,718
Silicon Valley Bancshares (a)	1,429	53,402
Simmons First National Corp. Class A	800	19,272
Sky Financial Group, Inc.	3,908	100,279
Slade's Ferry Bancorp	171	2,975
South Financial Group, Inc.	2,511	69,203
Southern Community Financial Corp.	1,720	20,623
Southside Bancshares, Inc.	1,072	19,510
SouthTrust Corp.	14,032	475,264
Southwest Bancorp of Texas, Inc.	1,221	51,160
Southwest Bancorp, Inc., Oklahoma	1,024	17,531
State Financial Services Corp. Class A	704	20,008
Sterling Bancshares, Inc.	2,060	27,048
Sterling Financial Corp., Pennsylvania	1,000	25,190
Suffolk Bancorp	416	13,212
Summit Bancshares, Inc.	672	18,984
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Sun Bancorp, Inc.	1,088	$ 23,784
Sun Bancorp, Inc., New Jersey (a)	672	14,965
Susquehanna Bancshares, Inc., Pennsylvania	1,349	32,821
Taylor Capital Group, Inc.	832	19,236
Texas Capital Bancshares, Inc.	1,405	21,525
Texas Regional Bancshares, Inc. Class A	1,104	48,631
Trico Bancshares	1,056	19,283
Trustco Bank Corp., New York	3,177	41,015
Trustmark Corp.	1,880	52,170
UCBH Holdings, Inc.	1,461	55,430
UMB Financial Corp.	624	31,730
Umpqua Holdings Corp.	1,205	22,919
Union Bankshares Corp.	464	13,897
United Bankshares, Inc., West Virginia	1,445	45,084
United Community Banks, Inc., Georgia	1,540	36,452
United Security Bancshares, Inc.	496	9,826
United Security Bancshares, California	848	18,910
Unizan Financial Corp.	960	24,749
Vail Banks, Inc.	1,381	17,263
Virginia Financial Group, Inc.	496	15,773
Washington Trust Bancorp, Inc.	736	18,510
WesBanco, Inc.	720	19,829
West Bancorp., Inc.	880	14,027
West Coast Bancorp, Oregon	848	18,664
Westamerica Bancorp.	1,365	67,404
Westbank Corp.	1,092	20,562
Western Sierra Bancorp	648	18,922
Whitney Holding Corp.	1,672	72,682
Wilshire State Bank, California (a)	235	6,404
Wintrust Financial Corp.	640	30,413
Yadkin Valley Bank & Trust Co.	1,280	17,165
Yardville National Bancorp	752	18,913
Zions Bancorp	3,765	230,795
		7,692,859
Consumer Finance - 0.2%
ACE Cash Express, Inc. (a)	255	6,069
Advanta Corp. Class A	399	6,448
Asta Funding, Inc.	1,024	16,538
CompuCredit Corp. (a)	2,168	38,027
Credit Acceptance Corp. (a)	2,196	33,050
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
Education Lending Group, Inc. (a)	1,438	$ 23,137
First Cash Financial Services, Inc. (a)	842	17,345
United Panam Financial Corp. (a)	848	12,296
WFS Financial, Inc. (a)	1,736	81,436
World Acceptance Corp. (a)	992	17,747
		252,093
Diversified Financial Services - 0.2%
Apollo Investment Corp.	2,098	27,966
Encore Capital Group, Inc. (a)	1,502	22,890
eSpeed, Inc. Class A (a)	1,429	27,108
First Albany Companies, Inc.	1,121	11,737
Instinet Group, Inc. (a)	12,047	79,390
Medallion Financial Corp.	2,220	16,939
Quanta Capital Holdings Ltd. (a)	2,300	25,024
		211,054
Insurance - 1.3%
Alfa Corp.	3,261	44,513
American National Insurance Co.	1,104	103,566
American Physicians Capital, Inc. (a)	608	14,014
Arch Capital Group Ltd. (a)	1,403	54,128
Argonaut Group, Inc. (a)	1,453	25,253
Baldwin & Lyons, Inc. Class B	832	20,093
Ceres Group, Inc. (a)	3,225	20,060
Cincinnati Financial Corp.	6,852	292,923
Direct General Corp.	720	26,194
Donegal Group, Inc. Class A	228	4,783
EMC Insurance Group	800	16,224
Erie Indemnity Co. Class A	2,472	112,624
FPIC Insurance Group, Inc. (a)	864	23,328
Harleysville Group, Inc.	1,317	24,878
Independence Holding Co.	624	20,498
Infinity Property & Casualty Corp.	880	27,456
IPC Holdings Ltd.	2,024	75,293
Kansas City Life Insurance Co.	544	20,672
Max Re Capital Ltd.	1,912	38,967
Millea Holdings, Inc. ADR	641	41,986
National Western Life Insurance Co. Class A (a)	128	18,707
Navigators Group, Inc. (a)	480	13,872
Ohio Casualty Corp. (a)	2,648	49,650
Philadelphia Consolidated Holding Corp. (a)	896	50,785
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
PMA Capital Corp. Class A	1,688	$ 11,765
Presidential Life Corp.	1,533	25,938
SAFECO Corp.	5,538	232,319
Safety Insurance Group, Inc.	1,008	19,676
Selective Insurance Group, Inc.	1,121	40,502
State Auto Financial Corp.	1,720	52,391
The Midland Co.	880	22,986
Triad Guaranty, Inc. (a)	592	34,016
United Fire & Casualty Co.	448	24,797
Universal American Financial Corp. (a)	2,617	28,656
USI Holdings Corp. (a)	2,052	31,580
		1,665,093
Real Estate - 0.1%
Avatar Holdings, Inc. (a)	544	22,761
Capital Automotive (SBI)	1,285	35,338
Elbit Medical Imaging Ltd. (a)	1,814	13,315
Gladstone Commercial Corp.	1,232	20,020
Investors Real Estate Trust	2,633	25,803
Monmouth Real Estate Investment Corp. Class A	2,353	17,412
Price Legacy Corp.	2,067	37,950
Tarragon Realty Investors, Inc. (a)	1,192	16,688
		189,287
Thrifts & Mortgage Finance - 1.9%
Accredited Home Lenders Holding Co. (a)	960	28,800
Anchor BanCorp Wisconsin, Inc.	992	26,159
Bank Mutual Corp.	2,975	31,014
BankUnited Financial Corp. Class A (a)	1,072	27,968
Brookline Bancorp, Inc., Delaware	2,180	31,523
Camco Financial Corp.	1,218	17,454
Capitol Federal Financial	2,693	84,479
CFS Bancorp, Inc.	1,277	17,303
Charter Financial Corp.	800	27,032
Chesterfield Financial Corp.	744	21,576
Citizens First Bancorp, Inc.	864	19,371
Citizens South Banking Corp.	1,509	19,542
City Bank Lynnwood	544	17,517
Clifton Savings Bancorp, Inc.	1,057	13,107
Coastal Financial Corp.	1,461	20,834
Commercial Capital Bancorp, Inc. (a)	1,358	24,960
Cooperative Bankshares, Inc.	720	16,560
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Corus Bankshares, Inc.	992	$ 38,767
Dime Community Bancorp, Inc.	1,629	27,856
E-Loan, Inc. (a)	3,693	9,011
ESB Financial Corp.	1,570	19,908
EverTrust Financial Group, Inc.	1,151	22,398
FFLC Bancorp, Inc.	799	20,319
Fidelity Bankshares, Inc.	720	24,365
First Busey Corp.	608	16,592
First Defiance Financial Corp.	880	22,018
First Federal Bancshares of Arkansas, Inc.	993	20,059
First Federal Capital Corp.	944	25,620
First Federal Financial Corp., Kentucky	736	16,597
First Financial Holdings, Inc.	528	15,576
First Niagara Financial Group, Inc.	3,959	49,290
First Pactrust Bancorp, Inc.	912	19,654
First Place Financial Corp.	944	15,519
First SecurityFed Financial, Inc.	608	21,280
First Sentinel Bancorp, Inc.	1,008	21,047
Flushing Financial Corp.	976	17,090
FMS Financial Corp.	848	14,416
Harbor Florida Bancshares, Inc.	960	26,947
Heritage Financial Corp., Washington	998	18,912
HMN Financial, Inc.	751	18,873
Horizon Financial Corp.	1,205	22,196
Hudson City Bancorp, Inc.	8,109	290,221
Hudson River Bancorp, Inc.	1,184	20,637
Independence Community Bank Corp.	3,510	131,695
KNBT Bancorp, Inc.	1,259	21,390
LSB Corp.	1,057	16,384
MAF Bancorp., Inc.	1,396	61,494
MASSBANK Corp.	578	19,236
MutualFirst Financial, Inc.	864	19,122
NASB Financial, Inc.	544	20,199
NetBank, Inc.	2,204	23,627
New Century Financial Corp.	1,461	63,714
NewAlliance Bancshares, Inc.	4,808	68,995
NewMil Bancorp, Inc.	752	20,492
Northeast Pennsylvania Financial Corp.	960	16,512
Northwest Bancorp, Inc.	1,736	38,609
Pamrapo Bancorp, Inc.	733	18,237
Parkvale Financial Corp.	912	24,241
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Partners Trust Financial Group, Inc.	768	$ 17,434
People's Bank, Connecticut	3,372	107,837
Provident Bancorp, Inc., Delaware	1,697	17,717
PVF Capital Corp.	1,357	17,980
Riverview Bancorp, Inc.	969	20,146
Saxon Capital, Inc. (a)	1,349	32,201
Seacoast Financial Services Corp.	912	31,245
Severn Bancorp, Inc.	560	16,425
Sound Federal Bancorp, Inc.	1,407	18,221
Sterling Financial Corp., Washington (a)	942	30,050
TierOne Corp.	848	17,689
Timberland Bancorp, Inc.	832	18,470
United Community Financial Corp., Ohio	1,456	17,632
Washington Federal, Inc.	3,173	75,866
Waypoint Financial Corp.	1,189	32,579
Willow Grove Bancorp, Inc.	976	14,845
Wilshire Financial Services Group, Inc.	2,657	23,886
		2,354,537
TOTAL FINANCIALS		13,682,420
HEALTH CARE - 13.5%
Biotechnology - 7.7%
Abgenix, Inc. (a)	4,002	60,510
AEterna Laboratories, Inc. (sub. vtg.) (a)	3,264	26,372
Affymetrix, Inc. (a)	2,520	74,542
Albany Molecular Research, Inc. (a)	1,485	18,770
Alexion Pharmaceuticals, Inc. (a)	1,157	23,198
Alkermes, Inc. (a)	4,109	59,170
Amgen, Inc. (a)	54,051	2,956,590
Amylin Pharmaceuticals, Inc. (a)	4,137	91,676
Angiotech Pharmaceuticals, Inc. (a)	3,649	80,729
Aphton Corp. (a)	2,415	10,892
Arena Pharmaceuticals, Inc. (a)	2,044	11,978
ARIAD Pharmaceuticals, Inc. (a)	1,964	21,093
Axonyx, Inc. (a)	2,023	10,034
Biogen Idec, Inc. (a)	14,989	931,566
BioMarin Pharmaceutical, Inc. (a)	2,937	17,945
Biopure Corp. Class A (a)	2,325	2,000
Celgene Corp. (a)	3,461	197,277
Cell Genesys, Inc. (a)	2,044	21,012
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Cell Therapeutics, Inc. (a)	1,620	$ 11,340
Cephalon, Inc. (a)	2,296	123,686
Cepheid, Inc. (a)	1,027	9,397
Chiron Corp. (a)	8,087	361,893
Ciphergen Biosystems, Inc. (a)	1,461	11,410
Connetics Corp. (a)	1,477	31,563
Corgentech, Inc.	1,034	18,478
Corixa Corp. (a)	2,809	14,242
Cubist Pharmaceuticals, Inc. (a)	1,716	17,057
CuraGen Corp. (a)	3,177	15,885
Curis, Inc. (a)	2,737	12,204
CV Therapeutics, Inc. (a)	1,349	17,645
Cytokinetics, Inc.	1,082	17,745
deCODE genetics, Inc. (a)	3,017	26,640
Dendreon Corp. (a)	2,405	26,335
Digene Corp. (a)	897	34,992
Diversa Corp. (a)	2,421	22,782
DOV Pharmaceutical, Inc. (a)	1,000	15,060
Dynavax Technologies Corp.	970	9,021
Encysive Pharmaceuticals, Inc. (a)	2,585	23,769
Enzon Pharmaceuticals, Inc. (a)	2,027	29,128
Exact Sciences Corp. (a)	1,016	6,421
Exelixis, Inc. (a)	3,677	33,902
Eyetech Pharmaceuticals, Inc.	1,597	70,779
Gen-Probe, Inc. (a)	1,517	63,623
Genaera Corp. (a)	3,056	10,910
Gene Logic, Inc. (a)	2,341	9,224
Genencor International, Inc. (a)	2,645	39,728
Genitope Corp.	944	8,496
Genta, Inc. (a)	3,437	7,905
Genzyme Corp. - General Division (a)	9,655	420,765
Geron Corp. (a)	1,668	12,293
Gilead Sciences, Inc. (a)	9,063	593,264
Harvard Bioscience, Inc. (a)	2,140	10,058
Human Genome Sciences, Inc. (a)	5,855	63,644
ICOS Corp. (a)	2,773	77,977
ID Biomedical Corp. (a)	1,836	18,313
IDEXX Laboratories, Inc. (a)	1,429	93,942
Ilex Oncology, Inc. (a)	1,864	43,152
ImClone Systems, Inc. (a)	3,372	249,528
ImmunoGen, Inc. (a)	2,633	21,090
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Immunomedics, Inc. (a)	2,681	$ 16,247
Incyte Corp. (a)	3,677	26,364
Indevus Pharmaceuticals, Inc. (a)	2,633	21,933
InterMune, Inc. (a)	1,541	21,898
Introgen Therapeutics, Inc. (a)	1,688	11,105
Invitrogen Corp. (a)	2,120	147,234
Isis Pharmaceuticals, Inc. (a)	3,161	20,420
Keryx Biopharmaceuticals, Inc. (a)	1,264	16,900
Lexicon Genetics, Inc. (a)	3,549	24,878
Ligand Pharmaceuticals, Inc. Class B (a)	3,381	69,108
Luminex Corp. (a)	1,980	19,741
Marshall Edwards, Inc.	2,395	25,339
Martek Biosciences (a)	1,009	64,546
Maxygen, Inc. (a)	1,820	18,273
Medarex, Inc. (a)	3,997	33,455
MedImmune, Inc. (a)	10,540	253,698
Millennium Pharmaceuticals, Inc. (a)	12,908	192,458
Myriad Genetics, Inc. (a)	1,517	25,167
Nabi Biopharmaceuticals (a)	2,376	39,917
Neogen Corp. (a)	960	15,360
Neopharm, Inc. (a)	1,168	12,848
Neose Technologies, Inc. (a)	1,429	11,961
Neurochem, Inc. (a)	1,455	31,955
Neurocrine Biosciences, Inc. (a)	1,509	86,451
Neurogen Corp. (a)	1,980	18,632
Novavax, Inc. (a)	1,868	8,780
NPS Pharmaceuticals, Inc. (a)	1,672	36,299
Nuvelo, Inc. (a)	1,381	12,015
ONYX Pharmaceuticals, Inc. (a)	1,349	63,363
OraSure Technologies, Inc. (a)	1,900	14,041
Oscient Pharmaceuticals Corp. (a)	2,988	14,014
OSI Pharmaceuticals, Inc. (a)	1,784	146,217
Peregrine Pharmaceuticals, Inc. (a)	7,380	11,513
Pharmacopeia Drug Discovery, Inc. (a)	664	4,621
Pharmion Corp.	1,182	49,644
PRAECIS Pharmaceuticals, Inc. (a)	2,969	12,381
Progenics Pharmaceuticals, Inc. (a)	752	13,198
Protein Design Labs, Inc. (a)	4,281	83,522
QIAGEN NV (a)	5,919	65,701
QLT, Inc. (a)	3,028	70,081
Regeneron Pharmaceuticals, Inc. (a)	2,277	25,571
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Renovis, Inc.	859	$ 8,736
Rigel Pharmaceuticals, Inc. (a)	1,024	18,186
Savient Pharmaceuticals, Inc. (a)	3,549	8,589
SciClone Pharmaceuticals, Inc. (a)	2,044	10,159
Seattle Genetics, Inc. (a)	2,028	13,993
Sequenom, Inc. (a)	3,869	6,229
Serologicals Corp. (a)	1,232	21,104
Sirna Therapeutics, Inc. (a)	2,022	6,349
Tanox, Inc. (a)	2,072	34,126
Targeted Genetics Corp. (a)	5,774	9,816
Techne Corp. (a)	1,768	68,510
Telik, Inc. (a)	1,720	39,388
Third Wave Technologies, Inc. (a)	3,437	16,669
Transkaryotic Therapies, Inc. (a)	1,899	27,384
Trimeris, Inc. (a)	941	13,795
Tularik, Inc. (a)	3,045	75,333
United Therapeutics Corp. (a)	944	22,335
Vasogen, Inc. (a)	1,762	9,254
VaxGen, Inc. (a)	1,144	18,155
Vertex Pharmaceuticals, Inc. (a)	3,677	32,358
Vicuron Pharmaceuticals, Inc. (a)	2,632	36,585
XOMA Ltd. (a)	3,485	14,602
Zymogenetics, Inc. (a)	2,196	34,960
		9,724,104
Health Care Equipment & Supplies - 2.0%
1-800 CONTACTS, Inc. (a)	736	10,819
Abaxis, Inc. (a)	1,200	22,404
Abiomed, Inc. (a)	2,092	25,836
Advanced Neuromodulation Systems, Inc. (a)	848	27,670
Aksys Ltd. (a)	1,668	10,141
Align Technology, Inc. (a)	2,821	53,768
American Medical Systems Holdings, Inc. (a)	1,509	47,277
Analogic Corp.	544	25,095
Animas Corp.	768	15,014
Arrow International, Inc.	1,880	56,720
Arthrocare Corp. (a)	1,056	25,851
Aspect Medical Systems, Inc. (a)	1,272	19,360
BioLase Technology, Inc. (a)	1,108	13,063
Biomet, Inc.	10,764	431,852
Biosite, Inc. (a)	784	31,180
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
BioVeris Corp. (a)	1,050	$ 13,188
Bruker BioSciences Corp. (a)	4,771	22,710
Cardiac Science, Inc. (a)	4,173	10,433
Cardiodynamics International Corp. (a)	3,081	20,273
Closure Medical Corp. (a)	752	18,740
CNS., Inc.	1,368	13,776
Conceptus, Inc. (a)	1,176	12,266
CONMED Corp. (a)	1,349	34,332
CTI Molecular Imaging, Inc. (a)	2,161	29,476
Cyberonics, Inc. (a)	1,008	19,777
Cytyc Corp. (a)	4,795	105,011
Dade Behring Holdings, Inc. (a)	1,640	73,226
Datascope Corp.	688	23,894
DENTSPLY International, Inc.	3,188	157,519
Encore Medical Corp. (a)	2,044	14,267
Endocardial Solutions, Inc. (a)	2,285	22,233
Epix Medical, Inc. (a)	1,024	25,016
Exactech, Inc. (a)	784	15,680
Given Imaging Ltd. (a)	1,389	44,017
Hologic, Inc. (a)	1,200	24,672
I-Flow Corp. (a)	1,593	21,553
ICU Medical, Inc. (a)	704	23,450
Illumina, Inc. (a)	2,618	16,598
Immucor, Inc. (a)	562	17,467
INAMED Corp. (a)	1,708	101,711
Integra LifeSciences Holdings Corp. (a)	1,157	37,105
Interpore International, Inc. (a)	968	13,968
Intuitive Surgical, Inc. (a)	1,293	21,386
Kensey Nash Corp. (a)	624	19,931
Kyphon, Inc. (a)	1,752	42,906
Laserscope, Inc. (a)	1,120	32,110
Matthews International Corp. Class A	1,397	44,145
MedSource Technologies, Inc. (a)	2,888	20,100
Merit Medical Systems, Inc. (a)	1,065	15,453
Micro Therapeutics, Inc. (a)	2,633	11,480
Molecular Devices Corp. (a)	816	13,913
Nutraceutical International Corp. (a)	1,309	32,084
NuVasive, Inc.	985	11,081
Ocular Sciences, Inc. (a)	1,221	40,794
Orthofix International NV (a)	608	27,111
Orthologic Corp. (a)	2,793	22,428
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Orthovita, Inc. (a)	3,341	$ 15,035
Palomar Medical Technologies, Inc. (a)	1,514	25,467
PolyMedica Corp.	992	28,679
Possis Medical, Inc. (a)	960	27,379
Quidel Corp. (a)	2,108	11,784
Regeneration Technologies, Inc. (a)	1,320	12,118
Respironics, Inc. (a)	1,397	74,306
SonoSight, Inc. (a)	784	16,723
Staar Surgical Co. (a)	1,112	8,407
SurModics, Inc. (a)	736	16,413
Synovis Life Technologies, Inc. (a)	509	4,581
Thoratec Corp. (a)	2,517	36,723
TriPath Imaging, Inc. (a)	1,868	17,148
Utah Medical Products, Inc.	640	16,326
Ventana Medical Systems, Inc. (a)	752	38,803
Vital Signs, Inc.	656	17,712
Wright Medical Group, Inc. (a)	1,509	48,982
Young Innovations, Inc.	544	14,895
Zoll Medical Corp. (a)	448	13,843
		2,548,654
Health Care Providers & Services - 2.0%
Accredo Health, Inc. (a)	2,072	75,379
Advisory Board Co. (a)	339	11,604
Alderwoods Group, Inc. (a)	2,617	33,785
Allied Healthcare International, Inc. (a)	915	4,602
Allscripts Healthcare Solutions, Inc. (a)	2,466	20,317
America Service Group, Inc. (a)	330	11,880
American Healthways, Inc. (a)	922	18,947
AmSurg Corp. (a)	1,416	32,072
Andrx Corp. (a)	3,324	91,344
Cerner Corp. (a)	1,581	67,604
Computer Programs & Systems, Inc.	656	12,720
Corvel Corp. (a)	480	11,150
Cross Country Healthcare, Inc. (a)	1,652	27,440
D & K Healthcare Resources, Inc.	961	11,503
Dendrite International, Inc. (a)	1,812	30,423
Eclipsys Corp. (a)	2,209	30,661
eResearchTechnology, Inc. (a)	2,227	56,321
Express Scripts, Inc. (a)	3,171	248,162
First Health Group Corp. (a)	3,781	57,093
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Genesis HealthCare Corp. (a)	880	$ 22,783
Gentiva Health Services, Inc. (a)	1,684	26,742
HealthExtras, Inc. (a)	1,836	27,999
Henry Schein, Inc. (a)	1,704	114,441
ICON PLC sponsored ADR (a)	560	21,840
IDX Systems Corp. (a)	1,301	37,898
Inveresk Research Group, Inc. (a)	1,688	50,775
Kindred Healthcare, Inc. (a)	1,632	40,539
LabOne, Inc. (a)	768	23,892
LCA-Vision, Inc. (a)	636	15,264
Lifeline Systems, Inc. (a)	1,056	21,785
LifePoint Hospitals, Inc. (a)	1,597	60,047
Lincare Holdings, Inc. (a)	4,137	139,045
Magellan Health Services, Inc. (a)	1,166	36,554
Matria Healthcare, Inc. (a)	880	19,228
Medcath Corp. (a)	1,384	27,957
National Medical Health Card Systems, Inc. (a)	156	5,618
Odyssey Healthcare, Inc. (a)	1,565	26,527
Omnicell, Inc. (a)	1,204	16,073
Option Care, Inc.	1,288	17,349
PAREXEL International Corp. (a)	1,309	25,905
Patterson Dental Co. (a)	2,805	212,956
PDI, Inc. (a)	672	19,354
Per-Se Technologies, Inc. (a)	1,505	19,565
Pharmaceutical Product Development, Inc. (a)	2,280	69,038
Priority Healthcare Corp. Class B (a)	1,656	33,451
PSS World Medical, Inc. (a)	3,309	33,255
Psychiatric Solutions, Inc. (a)	942	23,343
ResCare, Inc. (a)	1,900	26,353
SFBC International, Inc. (a)	648	15,766
Stewart Enterprises, Inc. Class A (a)	5,583	41,984
Sun Healthcare Group, Inc. (a)	427	3,843
Symbion, Inc.	735	11,789
TLC Vision Corp. (a)	3,081	31,977
TriZetto Group, Inc. (a)	2,537	16,567
U.S. Oncology, Inc. (a)	4,205	61,645
United Surgical Partners International, Inc. (a)	1,253	48,880
VCA Antech, Inc. (a)	1,768	76,024
Ventiv Health, Inc. (a)	1,720	29,292
VistaCare, Inc. Class A (a)	784	14,332
Vital Images, Inc. (a)	548	5,327
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
VitalWorks, Inc. (a)	2,793	$ 9,496
WebMD Corp. (a)	13,188	116,846
		2,552,351
Pharmaceuticals - 1.8%
aaiPharma, Inc. (a)	1,265	5,832
Able Laboratories, Inc. (a)	752	13,987
Acusphere, Inc.	2,301	14,082
Adolor Corp. (a)	1,445	20,172
Advancis Pharmaceutical Corp.	459	4,172
American Pharmaceutical Partners, Inc. (a)	3,160	111,548
Antigenics, Inc. (a)	2,140	17,270
Atherogenics, Inc. (a)	1,832	43,034
Atrix Laboratories, Inc. (a)	1,008	27,508
Axcan Pharma, Inc. (a)	2,100	40,166
Barrier Therapeutics, Inc.	908	11,023
Bone Care International, Inc. (a)	1,096	23,400
CIMA Labs, Inc. (a)	656	21,202
Cypress Bioscience, Inc. (a)	1,643	22,181
DepoMed, Inc. (a)	3,286	25,006
Discovery Laboratories, Inc. (a)	2,060	22,536
Discovery Partners International, Inc. (a)	2,268	11,771
Endo Pharmaceuticals Holdings, Inc. (a)	5,038	114,060
Eon Labs, Inc. (a)	1,896	143,205
First Horizon Pharmaceutical Corp. (a)	2,180	38,641
Flamel Technologies SA sponsored ADR (a)	850	22,823
Galen Holdings PLC sponsored ADR	212	11,342
Guilford Pharmaceuticals, Inc. (a)	2,060	12,772
Hollis-Eden Pharmaceutcals, Inc. (a)	833	8,572
Impax Laboratories, Inc. (a)	2,408	53,337
InKine Pharmaceutical, Inc. (a)	3,097	12,729
Inspire Pharmaceuticals, Inc. (a)	1,525	26,123
Kos Pharmaceuticals, Inc. (a)	1,547	51,469
Medicines Co. (a)	2,104	67,644
MGI Pharma, Inc. (a)	1,397	89,841
Nektar Therapeutics (a)	3,011	64,706
NitroMed, Inc.	1,311	9,898
Noven Pharmaceuticals, Inc. (a)	1,232	23,630
Novogen Ltd. sponsored ADR (a)	354	6,390
Pain Therapeutics, Inc. (a)	2,338	18,283
Penwest Pharmaceuticals Co. (a)	893	9,841
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Perrigo Co.	3,189	$ 65,247
Pharmos Corp. (a)	2,699	9,123
Pozen, Inc. (a)	1,304	12,936
Salix Pharmaceuticals Ltd. (a)	1,088	32,825
Sepracor, Inc. (a)	3,865	171,954
Shire Pharmaceuticals Group PLC sponsored ADR (a)	1,946	53,710
SuperGen, Inc. (a)	2,044	15,473
Taro Pharmaceutical Industries Ltd. (a)	1,173	51,729
Teva Pharmaceutical Industries Ltd. sponsored ADR	9,303	615,580
Vivus, Inc. (a)	3,421	14,060
Zila, Inc. (a)	3,853	19,612
		2,282,445
TOTAL HEALTH CARE		17,107,554
INDUSTRIALS - 5.6%
Aerospace & Defense - 0.2%
Applied Signal Technology, Inc.	720	22,500
BE Aerospace, Inc. (a)	2,905	18,534
Elbit Systems Ltd.	1,848	34,299
Engineered Support Systems, Inc.	976	51,142
Invision Technologies, Inc. (a)	864	43,070
Kaman Corp. Class A	1,620	19,084
KVH Industries, Inc. (a)	573	7,730
Mercury Computer Systems, Inc. (a)	1,040	23,327
MTC Technologies, Inc. (a)	704	18,691
Sypris Solutions, Inc.	1,040	19,760
		258,137
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	3,356	139,542
EGL, Inc. (a)	2,152	49,238
Expeditors International of Washington, Inc.	4,539	206,252
Forward Air Corp. (a)	1,024	31,590
J.B. Hunt Transport Services, Inc.	3,236	105,947
Pacer International, Inc. (a)	1,672	31,918
UTI Worldwide, Inc.	1,088	50,048
		614,535
Airlines - 0.3%
Atlantic Coast Airlines Holdings, Inc. (a)	2,373	13,384
Frontier Airlines, Inc. (a)	1,461	13,587
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
JetBlue Airways Corp. (a)	4,121	$ 118,767
MAIR Holdings, Inc. (a)	2,373	18,984
Mesa Air Group, Inc. (a)	1,752	13,438
Northwest Airlines Corp. (a)	4,285	43,321
Republic Airways Holdings, Inc.	1,063	14,606
Ryanair Holdings PLC sponsored ADR (a)	2,607	80,009
SkyWest, Inc.	2,616	43,766
U.S. Airways Group, Inc. Class A (a)	2,147	5,604
		365,466
Building Products - 0.1%
Aaon, Inc. (a)	832	15,941
American Woodmark Corp.	400	23,016
Apogee Enterprises, Inc.	1,652	16,454
Quixote Corp.	528	11,088
Universal Forest Products, Inc.	784	22,705
		89,204
Commercial Services & Supplies - 2.6%
Apollo Group, Inc.:
- University of Phoenix Online (a)	704	62,973
Class A (a)	7,312	685,866
Asset Acceptance Capital Corp.	1,545	30,668
Bright Horizons Family Solutions, Inc. (a)	576	28,460
Capital Environmental Resource, Inc. (a)	2,579	12,818
Career Education Corp. (a)	4,274	290,504
Carlisle Holdings Ltd. (non-vtg.) (a)	3,225	20,321
Casella Waste Systems, Inc. Class A (a)	1,272	17,783
Century Business Services, Inc. (a)	5,042	20,773
Charles River Associates, Inc. (a)	512	17,372
Cintas Corp.	7,263	329,595
Coinstar, Inc. (a)	1,168	20,323
Copart, Inc. (a)	4,201	103,555
Corinthian Colleges, Inc. (a)	3,568	101,367
Corporate Executive Board Co.	1,820	99,481
CoStar Group, Inc. (a)	816	33,766
DiamondCluster International, Inc. Class A (a)	1,220	11,822
Education Management Corp. (a)	2,918	100,904
Electro Rent Corp.	1,752	19,167
Exult, Inc. (a)	4,627	28,595
FirstService Corp. (a)	737	17,063
G&K Services, Inc. Class A	992	39,035
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
General Binding Corp. (a)	1,018	$ 13,672
Gevity HR, Inc.	960	25,162
Greg Manning Auctions, Inc. (a)	1,285	17,052
Healthcare Services Group	1,469	22,828
Heidrick & Struggles International, Inc. (a)	1,024	28,611
Herman Miller, Inc.	2,948	70,988
ICT Group, Inc. (a)	882	10,090
Insurance Auto Auctions, Inc. (a)	1,176	19,239
Integrated Alarm Services Group, Inc.	1,620	9,493
Intersections, Inc.	716	16,117
Kelly Services, Inc. Class A (non-vtg.)	1,640	45,494
Kforce, Inc. (a)	1,836	16,818
Kroll, Inc. (a)	1,784	65,187
Laureate Education, Inc. (a)	1,864	68,446
Layne Christensen Co. (a)	1,668	28,122
Learning Tree International, Inc. (a)	1,056	15,154
McGrath RentCorp.	672	20,933
MemberWorks, Inc. (a)	576	16,485
Mobile Mini, Inc. (a)	800	17,056
Monster Worldwide, Inc. (a)	4,830	122,247
NCO Group, Inc. (a)	1,189	29,475
On Assignment, Inc. (a)	1,797	10,548
PICO Holdings, Inc. (a)	1,232	22,484
Portfolio Recovery Associates, Inc. (a)	704	18,846
PRG-Schultz International, Inc. (a)	3,533	15,934
Princeton Review, Inc. (a)	2,204	15,715
Resources Connection, Inc. (a)	1,088	46,371
School Specialty, Inc. (a)	800	28,136
SOURCECORP, Inc. (a)	832	21,366
Stericycle, Inc. (a)	1,525	70,196
Strayer Education, Inc.	586	68,322
Teletech Holdings, Inc. (a)	3,565	26,809
Tetra Tech, Inc. (a)	2,328	39,483
United Stationers, Inc. (a)	1,301	49,061
Waste Industries USA, Inc.	1,800	20,340
West Corp. (a)	3,278	84,704
		3,309,195
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Insituform Technologies, Inc. Class A (a)	1,189	$ 18,192
Washington Group International, Inc. (a)	1,120	39,290
		57,482
Electrical Equipment - 0.5%
Active Power, Inc. (a)	1,682	5,887
American Power Conversion Corp.	8,359	151,298
American Superconductor Corp. (a)	1,201	15,085
Artesyn Technologies, Inc. (a)	2,188	19,998
Ballard Power Systems, Inc. (a)	5,251	49,369
Capstone Turbine Corp. (a)	7,922	22,102
Deswell Industries, Inc.	608	13,436
Distributed Energy Systems Corp.	4,834	15,469
Encore Wire Corp. (a)	174	5,301
Energy Conversion Devices, Inc. (a)	1,064	13,332
Franklin Electric Co., Inc.	400	25,440
FuelCell Energy, Inc. (a)	2,184	34,660
Genlyte Group, Inc. (a)	528	31,031
Hydrogenics Corp. (a)	3,129	15,399
II-VI, Inc. (a)	752	19,387
Intermagnetics General Corp. (a)	768	22,633
LSI Industries, Inc.	1,534	17,641
Medis Technologies Ltd. (a)	1,368	19,316
Microvision, Inc. (a)	2,512	21,427
Plug Power, Inc. (a)	3,304	25,150
Powell Industries, Inc. (a)	816	13,945
Power-One, Inc. (a)	3,933	39,645
Ultralife Batteries, Inc. (a)	957	19,111
Valence Technology, Inc. (a)	4,141	16,191
Vicor Corp. (a)	1,688	23,463
Woodward Governor Co.	512	34,022
		689,738
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	528	16,785
Westaim Corp. (a)	4,725	14,750
		31,535
Machinery - 0.6%
A.S.V., Inc. (a)	736	22,279
Astec Industries, Inc. (a)	1,381	23,905
BHA Group Holdings, Inc.	736	24,016
Ceradyne, Inc. (a)	746	24,819
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
CUNO, Inc. (a)	752	$ 34,502
GSI Lumonics, Inc. (a)	2,184	29,870
Joy Global, Inc.	2,408	66,220
Lincoln Electric Holdings, Inc.	1,640	50,840
Middleby Corp.	361	22,082
Nordson Corp.	1,509	57,085
PACCAR, Inc.	7,391	412,418
Tecumseh Products Co.	208	7,902
Tecumseh Products Co. Class A (non-vtg.)	560	20,787
Volvo AB ADR	457	15,012
		811,737
Marine - 0.1%
Alexander & Baldwin, Inc.	1,541	49,112
Stolt-Nielsen SA Class B sponsored ADR	2,293	28,984
		78,096
Road & Rail - 0.5%
AMERCO (a)	751	18,783
Arkansas Best Corp.	1,088	32,412
Covenant Transport, Inc. Class A (a)	912	14,291
Heartland Express, Inc.	2,072	50,184
Knight Transportation, Inc. (a)	1,613	39,325
Landstar System, Inc. (a)	1,184	57,566
Marten Transport Ltd. (a)	864	14,999
Old Dominion Freight Lines, Inc. (a)	960	26,659
Overnite Corp.	1,246	32,570
P.A.M. Transportation Services, Inc. (a)	688	12,728
SCS Transportation, Inc. (a)	976	22,204
Swift Transportation Co., Inc. (a)	3,525	63,309
U.S. Xpress Enterprises, Inc. Class A (a)	1,382	17,897
USA Truck, Inc. (a)	1,461	16,962
USF Corp.	1,237	35,564
Werner Enterprises, Inc.	3,788	72,313
Yellow Roadway Corp. (a)	2,028	72,420
		600,186
Trading Companies & Distributors - 0.2%
Fastenal Co.	3,188	165,011
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Lawson Products, Inc.	640	$ 22,496
NuCo2, Inc. (a)	1,184	23,171
		210,678
TOTAL INDUSTRIALS		7,115,989
INFORMATION TECHNOLOGY - 52.1%
Communications Equipment - 10.1%
3Com Corp. (a)	16,199	104,808
Adaptec, Inc. (a)	5,439	44,545
ADC Telecommunications, Inc. (a)	36,669	93,139
Adtran, Inc.	3,253	92,873
Advanced Fibre Communications, Inc. (a)	3,653	68,676
Alvarion Ltd. (a)	2,825	32,177
Anaren, Inc. (a)	1,264	20,123
Andrew Corp. (a)	6,671	131,085
Arris Group, Inc. (a)	3,901	24,654
Aspect Communications Corp. (a)	3,406	43,733
AudioCodes Ltd. (a)	2,081	21,018
Audiovox Corp. Class A (a)	1,184	16,481
Avanex Corp. (a)	6,223	19,291
Avici Systems, Inc. (a)	1,295	13,675
Avocent Corp. (a)	1,944	66,621
Bel Fuse, Inc. Class A	689	20,850
Black Box Corp.	832	37,898
Bookham Technology PLC sponsored ADR (a)	4,841	5,083
Brocade Communications Systems, Inc. (a)	11,532	69,077
C-COR.net Corp. (a)	2,293	20,385
Carrier Access Corp. (a)	1,078	11,987
Centillium Communications, Inc. (a)	1,868	6,164
CIENA Corp. (a)	20,963	75,467
Cisco Systems, Inc. (a)	290,064	6,424,918
Computer Network Technology Corp. (a)	1,604	9,688
Comtech Telecommunications Corp. (a)	736	13,057
Comverse Technology, Inc. (a)	8,439	149,117
Corvis Corp. (a)	20,306	30,459
CyberGuard Corp. (a)	1,336	11,303
Digi International, Inc. (a)	2,060	21,403
Ditech Communications Corp. (a)	1,748	36,026
Echelon Corp. (a)	1,948	20,902
ECI Telecom Ltd. (a)	5,839	30,596
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
ECtel Ltd. (a)	333	$ 866
Extreme Networks, Inc. (a)	5,759	30,638
F5 Networks, Inc. (a)	1,365	40,527
FalconStor Software, Inc. (a)	2,713	18,774
Finisar Corp. (a)	10,335	20,567
Foundry Networks, Inc. (a)	5,602	69,129
Glenayre Technologies, Inc. (a)	3,440	8,703
Harmonic, Inc. (a)	3,485	22,269
Inter-Tel, Inc.	1,205	29,739
InterDigital Communication Corp. (a)	2,564	43,485
Ixia (a)	2,905	27,220
JDS Uniphase Corp. (a)	59,956	206,848
Juniper Networks, Inc. (a)	23,399	489,273
McDATA Corp.:
Class A (a)	3,509	16,668
Class B (a)	1,964	8,838
MRV Communications, Inc. (a)	6,207	16,511
NETGEAR, Inc.	1,333	16,129
Netopia, Inc. (a)	841	4,878
Network Engines, Inc. (a)	1,948	6,195
NMS Communications Corp. (a)	2,156	18,542
Oplink Communications, Inc. (a)	8,599	17,284
Packeteer, Inc. (a)	1,620	23,150
PC-Tel, Inc. (a)	1,208	13,216
Polycom, Inc. (a)	4,233	86,734
Powerwave Technologies, Inc. (a)	3,597	28,812
Proxim Corp. Class A (a)	7,991	10,628
Qiao Xing Universal Telephone, Inc. (a)	905	9,502
QLogic Corp. (a)	4,089	125,532
QUALCOMM, Inc.	33,992	2,279,843
REMEC, Inc. (a)	2,761	18,085
Research in Motion Ltd. (a)	3,869	464,009
SafeNet, Inc. (a)	1,036	24,139
SCM Microsystems, Inc. (a)	1,652	10,523
SeaChange International, Inc. (a)	1,409	21,036
Sierra Wireless, Inc. (a)	811	22,636
SiRF Technology Holdings, Inc.	1,848	28,034
Sonus Networks, Inc. (a)	10,827	59,007
SpectraLink Corp.	932	14,017
Stratex Networks, Inc. (a)	4,962	14,539
Sycamore Networks, Inc. (a)	12,560	55,390
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Symmetricom, Inc. (a)	2,617	$ 20,674
Tekelec (a)	2,837	47,151
Telefonaktiebolaget LM Ericsson ADR (a)	6,944	194,085
Tellabs, Inc. (a)	18,143	144,055
Terayon Communication Systems, Inc. (a)	3,933	10,816
Tollgrade Communications, Inc. (a)	756	8,354
UTStarcom, Inc. (a)	4,457	138,680
Verso Technologies, Inc. (a)	12,319	19,526
ViaSat, Inc. (a)	1,253	28,869
Westell Technologies, Inc. Class A (a)	2,389	13,140
WJ Communications, Inc. (a)	3,629	11,613
Zhone Technologies, Inc. (a)	3,945	12,940
		12,859,097
Computers & Peripherals - 4.7%
ActivCard Corp. (a)	2,325	14,857
Advanced Digital Information Corp. (a)	2,945	26,358
Apple Computer, Inc. (a)	15,750	441,945
Applied Films Corp. (a)	544	14,715
Avid Technology, Inc. (a)	1,420	73,868
Concurrent Computer Corp. (a)	3,709	7,492
Cray, Inc. (a)	3,193	25,161
Creative Technology Ltd. (Nasdaq)	3,629	34,798
Dell, Inc. (a)	107,848	3,794,093
Dot Hill Systems Corp. (a)	1,572	14,934
Electronics for Imaging, Inc. (a)	2,312	64,181
Hutchinson Technology, Inc. (a)	1,141	30,134
InFocus Corp. (a)	1,075	8,665
Intergraph Corp. (a)	1,960	49,274
Komag, Inc. (a)	1,189	17,241
Logitech International SA sponsored ADR (a)	297	13,787
M-Systems Flash Disk Pioneers Ltd. (a)	1,269	23,426
Mobility Electronics, Inc. (a)	1,445	11,965
Neoware Systems, Inc. (a)	792	6,843
Network Appliance, Inc. (a)	15,106	299,099
Novatel Wireless, Inc. (a)	1,509	27,494
PalmOne, Inc. (a)	1,576	33,458
Pinnacle Systems, Inc. (a)	3,081	22,399
Presstek, Inc. (a)	2,124	21,898
Rimage Corp. (a)	1,016	14,356
SanDisk Corp. (a)	6,582	162,246
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SBS Technologies, Inc. (a)	1,136	$ 21,016
Scitex Corp. Ltd. (a)	2,542	14,311
SimpleTech, Inc. (a)	2,172	8,167
Stratasys, Inc. (a)	402	10,440
Sun Microsystems, Inc. (a)	138,263	584,852
Synaptics, Inc. (a)	1,280	24,538
Xybernaut Corp. (a)	8,583	12,016
		5,930,027
Electronic Equipment & Instruments - 2.1%
Aeroflex, Inc. (a)	2,921	37,272
Agilysys, Inc.	1,852	22,798
BEI Technologies, Inc.	912	24,323
Brightpoint, Inc. (a)	913	10,171
CDW Corp.	3,485	244,856
CellStar Corp. (a)	946	5,723
Cherokee International Corp.	783	9,764
Cognex Corp.	1,928	63,894
Coherent, Inc. (a)	1,349	36,544
Daktronics, Inc. (a)	1,056	24,658
DDi Corp. (a)	865	6,920
Digital Theater Systems, Inc.	401	9,921
Dionex Corp. (a)	928	46,734
Electro Scientific Industries, Inc. (a)	1,413	32,259
Excel Technology, Inc. (a)	672	21,672
FARO Technologies, Inc. (a)	736	19,681
Flextronics International Ltd. (a)	22,779	399,999
Flir Systems, Inc. (a)	1,397	68,732
Global Imaging Systems, Inc. (a)	864	29,255
Identix, Inc. (a)	4,570	33,133
INTAC International (a)	778	10,978
Itron, Inc. (a)	928	19,154
Lexar Media, Inc. (a)	3,048	28,834
Lipman Electronic Engineer Ltd. (Nasdaq)	530	26,341
Littelfuse, Inc. (a)	1,072	42,408
Merix Corp. (a)	928	9,930
Methode Electronics, Inc. Class A	1,688	18,602
Metrologic Instruments, Inc. (a)	1,550	22,971
Molex, Inc.	4,489	131,797
Molex, Inc. Class A (non-vtg.)	3,605	90,702
MTS Systems Corp.	1,157	25,732
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
National Instruments Corp.	3,300	$ 106,359
Newport Corp. (a)	1,924	27,956
NU Horizons Electronics Corp. (a)	1,752	14,244
Optimal Group, Inc. Class A (a)	1,525	11,133
Orbotech Ltd.	1,493	28,949
OSI Systems, Inc. (a)	752	16,792
Pemstar, Inc. (a)	3,293	8,661
Photon Dynamics, Inc. (a)	816	26,332
Planar Systems, Inc. (a)	689	8,716
Plexus Corp. (a)	2,132	31,319
RadiSys Corp. (a)	1,008	16,793
Richardson Electronics Ltd.	1,288	14,567
Rofin-Sinar Technologies, Inc. (a)	608	15,912
Sanmina-SCI Corp. (a)	22,840	241,647
ScanSource, Inc. (a)	560	29,820
Staktek Holdings, Inc.	2,128	16,279
Suntron Corp. (a)	2,925	22,610
Superconductor Technologies, Inc. (a)	3,773	4,339
Taser International, Inc. (a)	1,444	41,053
Tech Data Corp. (a)	2,376	95,373
Trimble Navigation Ltd. (a)	2,235	60,390
TTM Technologies, Inc. (a)	1,892	21,569
Universal Display Corp. (a)	1,409	16,175
Varian, Inc. (a)	1,413	62,879
Veeco Instruments, Inc. (a)	1,413	36,484
X-Rite, Inc.	1,288	17,233
Zomax, Inc. (a)	2,485	9,468
Zygo Corp. (a)	1,073	11,374
		2,590,184
Internet Software & Services - 3.1%
Akamai Technologies, Inc. (a)	5,695	84,628
America Online Latin America, Inc. (a)	15,633	13,913
Aquantive, Inc. (a)	2,953	29,707
Ariba, Inc. (a)	12,688	27,660
Art Technology Group, Inc. (a)	5,391	7,386
AsiaInfo Holdings, Inc. (a)	2,421	11,936
Ask Jeeves, Inc. (a)	2,120	85,648
Autobytel, Inc. (a)	1,868	19,521
Bankrate, Inc. (a)	1,077	12,224
Blue Coat Systems, Inc. (a)	420	11,676
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Chinadotcom Corp. Class A (a)	4,554	$ 32,971
Chordiant Software, Inc. (a)	3,837	14,849
CMGI, Inc. (a)	19,398	38,214
CNET Networks, Inc. (a)	6,410	61,921
Corillian Corp. (a)	1,616	7,789
Digital Insight Corp. (a)	1,549	29,927
Digital River, Inc. (a)	1,413	44,382
Digitas, Inc. (a)	2,937	27,167
DoubleClick, Inc. (a)	6,287	53,314
EarthLink, Inc. (a)	7,216	72,449
eCollege.com (a)	896	15,080
Entrust, Inc. (a)	3,709	17,061
Equinix, Inc. (a)	592	18,618
FindWhat.com (a)	1,008	23,345
FreeMarkets, Inc. (a)	2,325	15,857
Homestore, Inc. (a)	6,647	27,718
InfoSpace, Inc. (a)	1,493	54,614
Internet Capital Group, Inc. (a)	1,560	8,455
Internet Security Systems, Inc. (a)	2,344	37,082
Interwoven, Inc. (a)	1,585	14,614
iPass, Inc.	2,585	29,107
ITXC Corp. (a)	3,143	7,417
j2 Global Communications, Inc. (a)	1,088	26,950
Keynote Systems, Inc. (a)	1,368	17,852
LivePerson, Inc. (a)	2,445	7,922
LookSmart Ltd. (a)	5,122	11,985
Marketwatch.com, Inc. (a)	1,043	11,869
MatrixOne, Inc. (a)	3,049	20,825
Modem Media, Inc. Class A (a)	2,035	11,416
NaviSite, Inc. (a)	4,246	19,149
Neoforma, Inc. (a)	1,032	11,734
Net2Phone, Inc. (a)	2,252	9,627
Netease.com, Inc. sponsored ADR (a)	711	32,031
Netegrity, Inc. (a)	1,720	16,202
NetRatings, Inc. (a)	2,076	29,043
NIC, Inc. (a)	3,661	20,209
Open Text Corp. (a)	1,842	52,157
Openwave Systems, Inc. (a)	2,785	31,108
Opsware, Inc. (a)	3,837	30,965
PEC Solutions, Inc. (a)	1,361	14,154
RADWARE Ltd. (a)	992	16,904
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
RealNetworks, Inc. (a)	7,572	$ 45,508
Register.com, Inc. (a)	2,793	14,579
Retek, Inc. (a)	2,857	18,628
S1 Corp. (a)	4,045	37,983
SAVVIS Communications Corp. (a)	7,142	10,499
SeeBeyond Technology Corp. (a)	5,663	17,102
Selectica, Inc. (a)	3,389	14,847
Sina Corp. (a)	2,072	75,048
SkillSoft PLC sponsored ADR (a)	3,949	39,490
Sohu.com, Inc. (a)	1,597	32,978
SonicWALL, Inc. (a)	3,805	30,288
Stellent, Inc. (a)	1,620	12,911
Supportsoft, Inc. (a)	1,684	16,537
Switchboard, Inc. (a)	1,176	9,090
Terra Networks SA sponsored ADR (a)	2,463	14,926
Tumbleweed Communications Corp. (a)	2,252	11,215
United Online, Inc. (a)	2,708	50,883
ValueClick, Inc. (a)	3,709	40,576
VeriSign, Inc. (a)	10,875	197,273
Vignette Corp. (a)	12,996	21,443
Vitria Technology, Inc. (a)	2,505	7,114
WebEx Communications, Inc. (a)	1,912	45,142
webMethods, Inc. (a)	2,617	22,820
Websense, Inc. (a)	1,088	35,229
Yahoo!, Inc. (a)	56,230	1,724,012
Zix Corp. (a)	1,720	15,377
		3,909,850
IT Services - 1.4%
Acxiom Corp.	3,653	88,037
Answerthink, Inc. (a)	1,793	11,495
Carreker Corp. (a)	1,399	12,773
CheckFree Corp. (a)	3,961	121,444
Cognizant Technology Solutions Corp. Class A (a)	2,757	127,484
CompuCom Systems, Inc. (a)	3,225	14,480
Corio, Inc. (a)	4,625	10,453
Covansys Corp. (a)	1,343	14,612
CSG Systems International, Inc. (a)	2,536	48,412
DigitalNet Holdings, Inc.	705	16,991
Elron Electronic Industries Ltd. (a)	1,768	23,355
Euronet Worldwide, Inc. (a)	1,556	35,772
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fiserv, Inc. (a)	8,135	$ 307,666
Forrester Research, Inc. (a)	1,264	23,156
iGate Corp. (a)	3,193	14,241
Indus International, Inc. (a)	5,471	13,951
Infosys Technologies Ltd. sponsored ADR	483	40,065
infoUSA, Inc. (a)	2,889	26,001
InterCept, Inc. (a)	1,048	15,605
Intrado, Inc. (a)	816	13,562
iPayment, Inc.	400	16,780
Lightbridge, Inc. (a)	1,688	8,896
Lionbridge Technologies, Inc. (a)	2,277	17,829
ManTech International Corp. Class A (a)	800	14,800
MedQuist, Inc. (a)	1,720	21,208
Paychex, Inc.	16,181	606,949
Pegasus Solutions, Inc. (a)	1,320	15,180
Sapient Corp. (a)	6,538	39,228
SM&A (a)	1,192	9,655
Sykes Enterprises, Inc. (a)	2,505	15,681
Syntel, Inc.	1,752	33,200
Tier Technologies, Inc. Class B (a)	1,592	17,321
Zanett, Inc. (a)	3,965	17,882
		1,814,164
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	1,896	153,348
Semiconductors & Semiconductor Equipment - 13.5%
8X8, Inc. (a)	6,464	17,130
Actel Corp. (a)	1,072	21,397
ADE Corp. (a)	880	18,480
Advanced Energy Industries, Inc. (a)	1,597	24,482
Alliance Semiconductor Corp. (a)	2,729	16,292
Altera Corp. (a)	16,486	377,365
AMIS Holdings, Inc.	2,885	48,583
Amkor Technology, Inc. (a)	7,523	77,336
Applied Materials, Inc. (a)	70,565	1,408,477
Applied Micro Circuits Corp. (a)	13,697	73,827
ARM Holdings PLC sponsored ADR	2,197	14,061
Artisan Components, Inc. (a)	1,040	26,343
ASE Test Ltd. (a)	4,726	37,383
ASM International NV (Nasdaq) (a)	1,072	23,359
ASML Holding NV (NY Shares) (a)	6,448	113,549
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Asyst Technologies, Inc. (a)	1,941	$ 19,856
Atheros Communications, Inc.	1,855	23,058
ATI Technologies, Inc. (a)	10,373	169,906
Atmel Corp. (a)	21,511	136,810
ATMI, Inc. (a)	1,397	35,791
August Technology Corp. (a)	513	6,900
Axcelis Technologies, Inc. (a)	4,898	59,021
Brillian Corp. (a)	388	3,279
Broadcom Corp. Class A (a)	9,954	420,158
Brooks Automation, Inc. (a)	1,800	37,188
Cabot Microelectronics Corp. (a)	1,056	32,894
California Micro Devices Corp. (a)	1,574	21,186
Ceva, Inc. (a)	1,352	10,816
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)	3,532	33,095
ChipPAC, Inc. Class A (a)	4,771	31,012
Cirrus Logic, Inc. (a)	4,417	32,818
Cohu, Inc.	960	18,192
Conexant Systems, Inc. (a)	19,810	93,503
Credence Systems Corp. (a)	3,105	43,501
Cree, Inc. (a)	3,188	73,356
Cymer, Inc. (a)	1,549	57,003
DSP Group, Inc. (a)	1,365	35,927
DuPont Photomasks, Inc. (a)	1,008	22,257
EMCORE Corp. (a)	1,192	3,528
Entegris, Inc. (a)	3,129	35,514
ESS Technology, Inc. (a)	1,988	22,782
Exar Corp. (a)	1,860	29,630
FEI Co. (a)	1,549	38,648
FormFactor, Inc.	1,397	26,264
Genesis Microchip, Inc. (a)	1,572	25,388
Genus, Inc. (a)	4,490	11,670
Helix Technology Corp.	1,309	26,023
ICOS Vision Systems NV (a)	611	17,933
Integrated Circuit Systems, Inc. (a)	2,948	80,952
Integrated Device Technology, Inc. (a)	4,783	69,736
Integrated Silicon Solution, Inc. (a)	1,604	25,504
Intel Corp.	273,719	7,814,677
Intersil Corp. Class A	5,963	126,714
Intevac, Inc. (a)	1,399	12,591
IXYS Corp. (a)	1,768	16,531
KLA-Tencor Corp. (a)	8,167	393,486
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Kopin Corp. (a)	3,549	$ 19,236
Kulicke & Soffa Industries, Inc. (a)	2,569	29,466
Lam Research Corp. (a)	5,602	140,778
Lattice Semiconductor Corp. (a)	5,247	40,979
Linear Technology Corp.	13,552	537,472
LTX Corp. (a)	2,505	26,678
Marvell Technology Group Ltd. (a)	5,326	253,358
Mattson Technology, Inc. (a)	2,357	25,126
Maxim Integrated Products, Inc.	14,128	718,126
Micrel, Inc. (a)	4,230	62,477
Microchip Technology, Inc.	8,647	274,196
Microsemi Corp. (a)	2,634	32,240
Mindspeed Technologies, Inc. (a)	4,116	21,280
MIPS Technologies, Inc. (a)	2,112	14,657
MKS Instruments, Inc. (a)	2,408	56,251
Monolithic System Technology, Inc. (a)	1,636	11,419
Nanometrics, Inc. (a)	1,044	13,353
Novellus Systems, Inc. (a)	6,591	219,414
NPTest Holding Corp.	1,686	28,342
NVE Corp. (a)	218	6,871
NVIDIA Corp. (a)	7,199	169,752
O2Micro International Ltd. (a)	1,748	30,258
Omnivision Technologies, Inc. (a)	2,281	53,421
ON Semiconductor Corp. (a)	10,959	63,453
PDF Solutions, Inc. (a)	1,457	13,098
Pericom Semiconductor Corp. (a)	1,556	16,665
Photronics, Inc. (a)	1,509	26,679
Pixelworks, Inc. (a)	1,988	35,943
PLX Technology, Inc. (a)	1,736	25,884
PMC-Sierra, Inc. (a)	7,507	105,849
Power Integrations, Inc. (a)	1,317	36,270
Rambus, Inc. (a)	4,265	82,997
RF Micro Devices, Inc. (a)	8,311	66,488
Rudolph Technologies, Inc. (a)	832	15,475
Semitool, Inc. (a)	1,868	21,389
Semtech Corp. (a)	3,252	81,690
Sigmatel, Inc.	1,397	35,428
Silicon Image, Inc. (a)	3,501	41,662
Silicon Laboratories, Inc. (a)	2,168	113,148
Silicon Storage Technology, Inc. (a)	4,509	58,392
Siliconix, Inc. (a)	1,285	61,898
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Sipex Corp. (a)	1,800	$ 11,610
Skyworks Solutions, Inc. (a)	6,255	55,920
Standard Microsystems Corp. (a)	800	19,736
Supertex, Inc. (a)	752	11,784
Tessera Technologies, Inc.	1,661	29,234
Therma-Wave, Inc. (a)	2,067	8,165
Tower Semicondutor Ltd. (a)	2,322	12,330
Transmeta Corp. (a)	6,903	15,049
Transwitch Corp. (a)	5,791	8,918
Trident Microsystems, Inc. (a)	995	15,224
Tripath Technology, Inc. (a)	2,713	10,228
TriQuint Semiconductor, Inc. (a)	6,711	37,447
Ultratech, Inc. (a)	1,104	16,825
Varian Semiconductor Equipment Associates, Inc. (a)	1,493	54,898
Vitesse Semiconductor Corp. (a)	9,372	51,171
White Electronic Designs Corp. (a)	1,320	8,435
Xicor, Inc. (a)	1,572	23,659
Xilinx, Inc.	14,754	538,226
Zilog, Inc. (a)	587	5,459
Zoran Corp. (a)	2,008	35,281
		17,150,319
Software - 17.1%
Accelrys, Inc. (a)	1,329	13,277
Activision, Inc. (a)	5,721	90,506
Actuate Corp. (a)	4,125	15,428
Adobe Systems, Inc.	9,914	442,462
Advent Software, Inc. (a)	1,597	30,215
Agile Software Corp. (a)	2,585	20,680
Altiris, Inc. (a)	1,157	30,950
Ansys, Inc. (a)	656	28,260
Ascential Software Corp. (a)	2,664	42,757
Aspen Technology, Inc. (a)	1,473	9,295
Atari, Inc. (a)	3,901	10,845
Authentidate Holding Corp. (a)	2,593	32,672
Autodesk, Inc.	4,782	171,483
Barra, Inc.	864	35,346
BEA Systems, Inc. (a)	17,342	149,661
Borland Software Corp. (a)	3,757	33,062
Business Objects SA sponsored ADR (a)	1,850	40,534
Captaris, Inc. (a)	2,905	17,575
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Catapult Communications Corp. (a)	1,056	$ 17,435
CCC Information Services Group, Inc. (a)	1,373	19,881
Check Point Software Technologies Ltd. (a)	10,540	250,641
Citrix Systems, Inc. (a)	7,071	148,845
Cognos, Inc. (a)	3,915	131,415
Compuware Corp. (a)	17,166	136,470
Concord Communications, Inc. (a)	1,057	12,071
Concur Technologies, Inc. (a)	1,604	17,419
Convera Corp. Class A (a)	2,921	8,296
Creo, Inc. (a)	2,617	21,144
Digimarc Corp. (a)	1,060	11,978
E.piphany, Inc. (a)	4,141	19,463
Electronic Arts, Inc. (a)	12,566	638,730
Embarcadero Technologies, Inc. (a)	1,505	17,052
Epicor Software Corp. (a)	2,161	28,936
EPIQ Systems, Inc. (a)	864	12,640
Evolving Systems, Inc. (a)	1,042	4,147
FileNET Corp. (a)	1,613	44,116
Geac Computer Corp. Ltd. (a)	2,656	16,095
Group 1 Software, Inc. (a)	832	19,020
Hummingbird Ltd. (a)	960	21,323
Hyperion Solutions Corp. (a)	1,581	62,671
Inet Technologies, Inc. (a)	1,908	17,000
Informatica Corp. (a)	3,981	30,893
Intellisync Corp. (a)	2,825	7,147
InterVideo, Inc.	648	8,839
Intervoice, Inc. (a)	1,807	25,316
Intuit, Inc. (a)	8,671	339,730
Jack Henry & Associates, Inc.	3,797	73,662
JDA Software Group, Inc. (a)	1,413	17,874
Kronos, Inc. (a)	1,293	53,634
Lawson Software, Inc. (a)	4,586	32,882
Macromedia, Inc. (a)	2,837	73,762
Macrovision Corp. (a)	2,136	49,747
Magma Design Automation, Inc. (a)	1,509	28,822
Manhattan Associates, Inc. (a)	1,317	37,535
Manugistics Group, Inc. (a)	3,789	16,861
MAPICS, Inc. (a)	1,461	14,537
Mentor Graphics Corp. (a)	3,044	48,674
Mercury Interactive Corp. (a)	3,897	186,822
Merge Technologies, Inc. (a)	765	12,615
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Micromuse, Inc. (a)	3,709	$ 21,957
MICROS Systems, Inc. (a)	816	35,439
Microsoft Corp.	456,029	12,016,335
MicroStrategy, Inc. Class A (a)	592	28,422
MRO Software, Inc. (a)	1,297	18,534
Nassda Corp. (a)	1,652	8,706
NetIQ Corp. (a)	2,681	35,523
NetScout Systems, Inc. (a)	580	3,996
Novell, Inc. (a)	14,905	135,785
Nuance Communications, Inc. (a)	2,140	10,507
NYFIX, Inc. (a)	2,309	11,637
Open Solutions, Inc.	753	16,589
OpenTV Corp. Class A (a)	4,866	12,311
Opnet Technologies, Inc. (a)	1,117	15,560
Oracle Corp. (a)	219,817	2,488,328
PalmSource, Inc. (a)	488	9,882
Parametric Technology Corp. (a)	12,932	62,720
Pegasystems, Inc. (a)	1,916	16,305
PeopleSoft, Inc. (a)	15,218	272,098
Pervasive Software, Inc. (a)	1,720	10,492
Phoenix Technologies Ltd. (a)	2,060	13,596
Plato Learning, Inc. (a)	1,636	17,243
Portal Software, Inc. (a)	2,044	9,402
Progress Software Corp. (a)	1,581	29,581
QAD, Inc. (a)	1,748	18,476
Quality Systems, Inc. (a)	336	15,701
Quest Software, Inc. (a)	3,993	53,147
Red Hat, Inc. (a)	7,823	213,803
Renaissance Learning, Inc.	1,413	29,659
Retalix Ltd. (a)	848	16,748
Roxio, Inc. (a)	1,429	6,388
RSA Security, Inc. (a)	2,693	49,390
ScanSoft, Inc. (a)	3,709	19,435
SCO Group, Inc. (a)	833	4,357
Secure Computing Corp. (a)	1,700	15,062
SERENA Software, Inc. (a)	1,880	39,931
Siebel Systems, Inc. (a)	21,255	229,554
Sonic Solutions, Inc. (a)	1,040	22,100
SPSS, Inc. (a)	1,072	17,849
SS&C Technologies, Inc.	1,272	29,243
Symantec Corp. (a)	12,891	590,408
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Synopsys, Inc. (a)	6,499	$ 192,370
Synplicity, Inc. (a)	2,268	13,268
Take-Two Interactive Software, Inc. (a)	1,768	52,633
TALX Corp.	640	14,848
THQ, Inc. (a)	1,624	34,250
TIBCO Software, Inc. (a)	9,540	79,182
Transaction Systems Architects, Inc. Class A (a)	1,704	32,154
Ulticom, Inc. (a)	2,044	19,214
Ultimate Software Group, Inc. (a)	1,652	21,228
VA Software Corp. (a)	3,453	8,149
Vastera, Inc. (a)	2,389	8,242
Verint Systems, Inc. (a)	1,349	41,509
Verisity Ltd. (a)	1,144	6,200
VERITAS Software Corp. (a)	17,631	468,985
Verity, Inc. (a)	1,796	24,964
Wind River Systems, Inc. (a)	4,538	46,696
Witness Systems, Inc. (a)	1,541	22,206
		21,709,445
TOTAL INFORMATION TECHNOLOGY		66,116,434
MATERIALS - 1.0%
Chemicals - 0.4%
A. Schulman, Inc.	1,565	31,253
Akzo Nobel NV sponsored ADR	1,833	65,972
Hawkins, Inc.	1,509	18,123
Headwaters, Inc. (a)	1,248	26,083
LESCO, Inc. (a)	1,240	16,033
Methanex Corp.	5,425	62,202
Sigma Aldrich Corp.	2,693	153,797
Symyx Technologies, Inc. (a)	1,461	35,195
		408,658
Containers & Packaging - 0.2%
Anchor Glass Container Corp.	1,097	16,982
Caraustar Industries, Inc. (a)	1,964	26,278
Silgan Holdings, Inc.	832	34,894
Smurfit-Stone Container Corp. (a)	10,295	186,957
		265,111
Metals & Mining - 0.4%
Aber Diamond Corp. (a)	2,424	81,011
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Alliance Resource Partners LP	576	$ 23,201
Anglo American PLC ADR	1,295	27,286
Century Aluminum Co. (a)	1,260	29,194
Commonwealth Industries, Inc.	2,346	20,997
Durban Roodepoort Deep Ltd. sponsored ADR (a)	7,316	21,436
Gibraltar Steel Corp.	816	23,623
Ivanhoe Mines Ltd. (a)	10,684	70,706
Metal Management, Inc. (a)	748	11,721
Metals USA, Inc. (a)	861	12,829
NN, Inc.	1,128	13,389
Pan American Silver Corp. (a)	2,276	30,994
Randgold Resources Ltd. ADR (a)	763	13,879
Roanoke Electric Steel Corp.	1,413	18,581
Royal Gold, Inc.	1,028	14,320
Schnitzer Steel Industries, Inc. Class A	816	22,571
Silver Standard Resources, Inc. (a)	1,633	19,431
Steel Dynamics, Inc. (a)	2,100	53,760
Wheeling Pittsburgh Corp. (a)	539	9,530
		518,459
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,505	21,167
TOTAL MATERIALS		1,213,395
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.4%
Allstream, Inc. Class B (ltd. vtg.)	832	43,713
Commonwealth Telephone Enterprises, Inc. (a)	992	42,061
CT Communications, Inc.	1,176	16,111
D&E Communications, Inc.	1,313	17,016
General Communications, Inc. Class A (a)	2,437	19,325
Global Crossing Ltd. (a)	971	16,993
Golden Telecom, Inc.	1,502	38,692
HickoryTech Corp.	1,493	16,766
ITC DeltaCom, Inc. (a)	1,382	8,568
Level 3 Communications, Inc. (a)	30,895	120,491
McLeodUSA, Inc. Class A (a)	9,871	6,416
North Pittsburgh Systems, Inc.	1,056	20,381
Primus Telecommunications Group, Inc. (a)	3,177	19,253
PTEK Holdings, Inc. (a)	2,889	30,306
Shenandoah Telecommunications Co.	834	19,682
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SureWest Communications	752	$ 24,117
Talk America Holdings, Inc. (a)	1,461	13,748
Time Warner Telecom, Inc. Class A (a)	2,469	10,518
U.S. LEC Corp. Class A (a)	3,176	12,291
Warwick Valley Telephone Co.	624	13,104
		509,552
Wireless Telecommunication Services - 1.3%
Aether Systems, Inc. (a)	3,017	10,288
Alamosa Holdings, Inc. (a)	3,909	27,558
Arch Wireless, Inc. Class A (a)	1,072	33,972
At Road, Inc. (a)	2,161	19,211
Centennial Communications Corp. Class A (a)	4,285	30,938
Dobson Communications Corp. Class A (a)	3,902	11,901
Metrocall Holdings, Inc. (a)	164	11,334
Millicom International Cellular SA (a)	4,222	97,275
Nextel Communications, Inc. Class A (a)	45,541	1,053,363
Nextel Partners, Inc. Class A (a)	7,668	125,065
NII Holdings, Inc. (a)	2,545	92,053
Telesystem International Wireless, Inc. (a)	4,538	38,832
Tom Online, Inc. ADR	317	4,169
Ubiquitel, Inc. (a)	7,429	31,425
Western Wireless Corp. Class A (a)	3,108	85,097
Wireless Facilities, Inc. (a)	2,341	22,193
		1,694,674
TOTAL TELECOMMUNICATION SERVICES		2,204,226
UTILITIES - 0.2%
Electric Utilities - 0.1%
MGE Energy, Inc.	704	21,359
Otter Tail Corp.	1,237	31,618
		52,977
Gas Utilities - 0.0%
EnergySouth, Inc.	467	17,008
Inergy LP	992	22,628
		39,636
Water Utilities - 0.1%
Artesian Resources Corp. Class A	688	18,769
Connecticut Water Service, Inc.	448	11,267
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Water Utilities - continued
Middlesex Water Co.	1,230	$ 24,182
Southwest Water Co.	1,552	18,841
York Water Co.	1,022	20,195
		93,254
TOTAL UTILITIES		185,867
TOTAL COMMON STOCKS (Cost $118,531,049)		126,314,439
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.9% 7/8/04 (c) (Cost $199,815)	$ 200,000	199,812
Money Market Funds - 8.9%
	Shares
Fidelity Cash Central Fund, 1.09% (b)	333,156	333,156
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	11,024,967	11,024,967
TOTAL MONEY MARKET FUNDS (Cost $11,358,123)		11,358,123
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.99%, dated 5/28/04 due 6/1/04) (Cost $43,000)	$ 43,005	$ 43,000
TOTAL INVESTMENT PORTFOLIO - 108.7% (Cost $130,131,987)	137,915,374
NET OTHER ASSETS - (8.7)%	(11,049,745)
NET ASSETS - 100%	$ 126,865,629
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
19 Nasdaq 100 E-Mini Index Contracts	June 2004	$ 557,460	$ 29,782

The face value of futures purchased as a percentage of net assets - 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $199,812.
Other Information
Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $5,375,105 and $5,399,599, respectively.
Securities received and delivered on an in-kind basis aggregated $30,905,146 and $91,668,126, respectively.

Realized gain/loss of $11,582,926, which is included in the accompanying Statement of Operations, is related to securities sold on an in-kind basis and is not taxable to the fund. This will result in a reclassification to paid-in capital.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2004

Assets
Investment in securities, at value (including securities loaned of $10,785,359 and repurchase agreements of $43,000)(cost $130,131,987) - See accompanying schedule		$ 137,915,374
Receivable for investments sold		37,944
Dividends receivable		38,184
Interest receivable		315
Receivable from investment adviser for expense reductions		29,635
Other receivables		2,013
Total assets		138,023,465

Liabilities
Payable to custodian bank	$ 569
Payable for investments purchased	14,643
Accrued management fee	23,303
Distribution fees payable	24,892
Other affiliated payables	3,641
Other payables and accrued expenses	65,821
Collateral on securities loaned, at value	11,024,967
Total liabilities		11,157,836

Net Assets		$ 126,865,629
Net Assets consist of:
Paid in capital		$ 106,607,437
Undistributed net investment income		31,390
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,413,631
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,813,171
Net Assets, for 1,600,000 shares outstanding		$ 126,865,629
Net Asset Value, offering price and redemption price per share ($126,865,629 ÷ 1,600,000 shares)		$ 79.29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2004

Investment Income
Dividends		$ 294,502
Interest		3,608
Security lending		12,954
Total income		311,064

Expenses
Management fee	$ 162,093
Transfer agent and custody fees	58,286
Distribution fees	60,792
Licensing fees	33,773
Accounting and security lending fees	25,477
Non-interested trustees' compensation	349
Audit	44,242
Legal	3,998
Miscellaneous	8,079
Total expenses before reductions	397,089
Expense reductions	(194,105)	202,984
Net investment income (loss)		108,080
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	12,432,245
Foreign currency transactions	140
Futures contracts	6,259
Total net realized gain (loss)		12,438,644
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,079,674)
Assets and liabilities in foreign currencies	2
Futures contracts	6,198
Total change in net unrealized appreciation (depreciation)		(5,073,474)
Net gain (loss)		7,365,170
Net increase (decrease) in net assets resulting from operations		$ 7,473,250

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2004	For the period September 25, 2003 (commencement of operations) to November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 108,080	$ 188,726
Net realized gain (loss)	12,438,644	7,938,072
Change in net unrealized appreciation (depreciation)	(5,073,474)	12,886,645
Net increase (decrease) in net assets resulting from operations	7,473,250	21,013,443
Distributions to shareholders from net investment income	(236,000)	-
Share transactions Net proceeds from sales of shares	30,914,936	414,333,000
Cost of shares redeemed	(91,710,000)	(254,923,000)
Net increase (decrease) in net assets resulting from share transactions	(60,795,064)	159,410,000
Total increase (decrease) in net assets	(53,557,814)	180,423,443

Net Assets
Beginning of period	180,423,443	-
End of period (including undistributed net investment income of $31,390 and undistributed net investment income of $188,724, respectively)	$ 126,865,629	$ 180,423,443
Other Information Shares
Sold	400,000	5,700,000
Redeemed	(1,100,000)	(3,400,000)
Net increase (decrease)	(700,000)	2,300,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,	Year ended November 30,
	2004	2003E
Selected Per-Share Data
Net asset value, beginning of period	$ 78.44	$ 72.69
Income from Investment Operations
Net investment income (loss)D	.06	.06
Net realized and unrealized gain (loss)	.91	5.69
Total from investment operations	.97	5.75
Distributions from net investment income	(.12)	-
Net asset value, end of period	$ 79.29	$ 78.44
Total ReturnB,C	1.24%	7.91%
Ratios to Average Net AssetsF
Expenses before expense reductions	.59%A	.51%A
Expenses net of voluntary waivers, if any	.30%A	.30%A
Expenses net of all reductions	.30%A	.30%A
Net investment income (loss)	.16%A	.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,866	$ 180,423
Portfolio turnover rateG	8%A	10%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 25, 2003 (commencement of operations) to November 30, 2003.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004

1. Significant Accounting Policies.

Fidelity Nasdaq Composite Index Tracking Stock (the fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of regular trading hours on the Nasdaq stock market, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Realized gain or loss resulting from in-kind redemptions is not taxable to the fund and is not distributed to shareholders of the fund. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to redemptions in kind.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 12,869,991
Unrealized depreciation	(5,093,326)
Net unrealized appreciation (depreciation)	$ 7,776,665
Cost for federal income tax purposes	$ 130,138,709

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .24% of the fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (GeodeSM), serves as sub-adviser for the fund. Geode provides discretionary investment advisory services to the fund and is paid by FMR for providing these services.

Semiannual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted a Distribution and Service Plan. The fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on an annual percentage of the fund's average net assets of up to .25%. In addition, FDC pays Nasdaq for marketing services provided to the fund. For the period, the distribution fees were equivalent to an annualized rate of .09% of average net assets. The total amounts paid to and retained by FDC were $60,792 and $0, respectively.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays Nasdaq an annual licensing fee for the use of the Nasdaq Composite Index. FMR has entered into a sub-license agreement with the fund whereby the fund pays FMR the amount of the license fee at the rate of up to .06% of the fund's average net assets.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,806 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

6. Expense Reductions.

FMR has voluntarily agreed to reimburse the fund through October 1, 2006, to the extent operating expenses exceeded .30% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $194,105.

7. Share Transactions.

The fund issues and redeems shares at Net Asset Value only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the fund and redemption proceeds are paid with a basket of securities from the fund's portfolio. The fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. A transaction fee is charged by the shareholder servicing agent when authorized participants purchase or redeem Creation Units of the fund. The fee is charged to cover the costs associated with the issuance and redemption of Creation Units. During the period, transaction fees totaled $20,302.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and the Shareholders of Fidelity Nasdaq Composite Index Tracking Stock:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Nasdaq Composite Index Tracking Stock (a fund of Fidelity Commonwealth Trust) at May 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Nasdaq Composite Index Tracking Stock's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/S/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 12, 2004

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer Agent

JPMorgan Chase Bank
New York, NY.

Shareholder Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

ETF-USAN-0704
1.802769.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 28, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 28, 2004